UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Series Opportunistic Insights Fund Fidelity® Series Opportunistic Insights Fund : FVWSX

This semi-annual shareholder report contains information about Fidelity® Series Opportunistic Insights Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Opportunistic Insights Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$15,385,694,795
Number of Holdings	464
Portfolio Turnover	47%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.7
Communication Services	20.7
Industrials	11.0
Financials	9.8
Consumer Discretionary	8.6
Health Care	7.5
Energy	2.3
Materials	2.2
Consumer Staples	1.6
Real Estate	0.8
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.7
Preferred Stocks - 1.1
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
Canada - 2.5
Taiwan - 1.9
Netherlands - 1.1
Japan - 0.7
Korea (South) - 0.6
United Kingdom - 0.5
Belgium - 0.5
Brazil - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.5
Meta Platforms Inc Class A	6.4
Space Exploration Technologies Corp	5.2
Alphabet Inc Class A	5.1
Amazon.com Inc	4.2
Berkshire Hathaway Inc Class A	2.5
Eli Lilly & Co	2.5
Alphabet Inc Class C	2.4
GE Vernova Inc	2.2
Broadcom Inc	2.0
42.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916152.102    2459-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Contrafund® K6 Fidelity® Contrafund® K6 : FLCNX

This semi-annual shareholder report contains information about Fidelity® Contrafund® K6 for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund® K6	$ 23	0.45%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$37,454,742,950
Number of Holdings	437
Portfolio Turnover	55%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	32.3
Communication Services	20.7
Financials	11.2
Consumer Discretionary	9.9
Health Care	9.2
Industrials	7.7
Consumer Staples	3.9
Energy	2.7
Materials	1.7
Real Estate	0.0
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 1.3
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Taiwan - 1.9
Canada - 1.9
Korea (South) - 1.2
Netherlands - 1.1
United Kingdom - 0.9
China - 0.5
Finland - 0.4
Belgium - 0.3
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	10.7
Meta Platforms Inc Class A	7.1
Amazon.com Inc	5.6
Space Exploration Technologies Corp	4.8
Alphabet Inc Class A	4.5
Berkshire Hathaway Inc Class A	3.9
Alphabet Inc Class C	2.8
Apple Inc	2.5
Broadcom Inc	2.4
Microsoft Corp	2.2
46.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916167.102    2946-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Contrafund® Fidelity® Contrafund® : FCNTX

This semi-annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund®	$ 39	0.74%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$179,877,006,392
Number of Holdings	442
Portfolio Turnover	47%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.7
Communication Services	22.2
Financials	10.5
Consumer Discretionary	10.1
Health Care	9.2
Industrials	7.7
Consumer Staples	3.8
Energy	2.6
Materials	1.6
Real Estate	0.1
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.1
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Taiwan - 1.9
Canada - 1.7
Netherlands - 1.1
Korea (South) - 1.1
United Kingdom - 0.9
China - 0.5
Finland - 0.4
Belgium - 0.3
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.4
Meta Platforms Inc Class A	7.1
Space Exploration Technologies Corp	7.0
Amazon.com Inc	5.8
Alphabet Inc Class A	4.2
Apple Inc	2.8
Berkshire Hathaway Inc Class A	2.8
Alphabet Inc Class C	2.6
Microsoft Corp	2.3
Broadcom Inc	2.2
46.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915930.102    22-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® Contrafund® Fidelity® Contrafund® Class K : FCNKX

This semi-annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.67%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$179,877,006,392
Number of Holdings	442
Portfolio Turnover	47%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.7
Communication Services	22.2
Financials	10.5
Consumer Discretionary	10.1
Health Care	9.2
Industrials	7.7
Consumer Staples	3.8
Energy	2.6
Materials	1.6
Real Estate	0.1
Utilities	0.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Preferred Stocks - 1.1
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Taiwan - 1.9
Canada - 1.7
Netherlands - 1.1
Korea (South) - 1.1
United Kingdom - 0.9
China - 0.5
Finland - 0.4
Belgium - 0.3
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.4
Meta Platforms Inc Class A	7.1
Space Exploration Technologies Corp	7.0
Amazon.com Inc	5.8
Alphabet Inc Class A	4.2
Apple Inc	2.8
Berkshire Hathaway Inc Class A	2.8
Alphabet Inc Class C	2.6
Microsoft Corp	2.3
Broadcom Inc	2.2
46.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915929.102    2080-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class Z : FZANX

This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.69%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$28,185,447,343
Number of Holdings	459
Portfolio Turnover	45%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.4
Communication Services	23.8
Financials	9.9
Industrials	9.6
Consumer Discretionary	8.6
Health Care	7.1
Energy	2.2
Materials	1.9
Consumer Staples	1.3
Real Estate	0.7
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.1
Preferred Stocks - 1.0
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Canada - 2.4
Taiwan - 1.8
Netherlands - 1.1
Japan - 0.7
Korea (South) - 0.6
United Kingdom - 0.5
Belgium - 0.5
Brazil - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.2
Alphabet Inc Class A	7.8
Space Exploration Technologies Corp	7.2
Meta Platforms Inc Class A	7.2
Amazon.com Inc	4.4
Berkshire Hathaway Inc Class A	3.6
Microsoft Corp	2.3
Eli Lilly & Co	2.3
Broadcom Inc	1.9
GE Vernova Inc	1.8
47.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916055.102    2539-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class M : FNITX

This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 69	1.30%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$28,185,447,343
Number of Holdings	459
Portfolio Turnover	45%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.4
Communication Services	23.8
Financials	9.9
Industrials	9.6
Consumer Discretionary	8.6
Health Care	7.1
Energy	2.2
Materials	1.9
Consumer Staples	1.3
Real Estate	0.7
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.1
Preferred Stocks - 1.0
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Canada - 2.4
Taiwan - 1.8
Netherlands - 1.1
Japan - 0.7
Korea (South) - 0.6
United Kingdom - 0.5
Belgium - 0.5
Brazil - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.2
Alphabet Inc Class A	7.8
Space Exploration Technologies Corp	7.2
Meta Platforms Inc Class A	7.2
Amazon.com Inc	4.4
Berkshire Hathaway Inc Class A	3.6
Microsoft Corp	2.3
Eli Lilly & Co	2.3
Broadcom Inc	1.9
GE Vernova Inc	1.8
47.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916053.102    1280-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class I : FINSX

This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.80%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$28,185,447,343
Number of Holdings	459
Portfolio Turnover	45%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.4
Communication Services	23.8
Financials	9.9
Industrials	9.6
Consumer Discretionary	8.6
Health Care	7.1
Energy	2.2
Materials	1.9
Consumer Staples	1.3
Real Estate	0.7
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.1
Preferred Stocks - 1.0
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Canada - 2.4
Taiwan - 1.8
Netherlands - 1.1
Japan - 0.7
Korea (South) - 0.6
United Kingdom - 0.5
Belgium - 0.5
Brazil - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.2
Alphabet Inc Class A	7.8
Space Exploration Technologies Corp	7.2
Meta Platforms Inc Class A	7.2
Amazon.com Inc	4.4
Berkshire Hathaway Inc Class A	3.6
Microsoft Corp	2.3
Eli Lilly & Co	2.3
Broadcom Inc	1.9
GE Vernova Inc	1.8
47.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916054.102    1281-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class C : FNICX

This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 95	1.80%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$28,185,447,343
Number of Holdings	459
Portfolio Turnover	45%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.4
Communication Services	23.8
Financials	9.9
Industrials	9.6
Consumer Discretionary	8.6
Health Care	7.1
Energy	2.2
Materials	1.9
Consumer Staples	1.3
Real Estate	0.7
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.1
Preferred Stocks - 1.0
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Canada - 2.4
Taiwan - 1.8
Netherlands - 1.1
Japan - 0.7
Korea (South) - 0.6
United Kingdom - 0.5
Belgium - 0.5
Brazil - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.2
Alphabet Inc Class A	7.8
Space Exploration Technologies Corp	7.2
Meta Platforms Inc Class A	7.2
Amazon.com Inc	4.4
Berkshire Hathaway Inc Class A	3.6
Microsoft Corp	2.3
Eli Lilly & Co	2.3
Broadcom Inc	1.9
GE Vernova Inc	1.8
47.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916052.102    1279-TSRS-0826

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class A : FNIAX

This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	1.05%
Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$28,185,447,343
Number of Holdings	459
Portfolio Turnover	45%
What did the Fund invest in?
(as of June 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	30.4
Communication Services	23.8
Financials	9.9
Industrials	9.6
Consumer Discretionary	8.6
Health Care	7.1
Energy	2.2
Materials	1.9
Consumer Staples	1.3
Real Estate	0.7
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.1
Preferred Stocks - 1.0
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Canada - 2.4
Taiwan - 1.8
Netherlands - 1.1
Japan - 0.7
Korea (South) - 0.6
United Kingdom - 0.5
Belgium - 0.5
Brazil - 0.4
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.2
Alphabet Inc Class A	7.8
Space Exploration Technologies Corp	7.2
Meta Platforms Inc Class A	7.2
Amazon.com Inc	4.4
Berkshire Hathaway Inc Class A	3.6
Microsoft Corp	2.3
Eli Lilly & Co	2.3
Broadcom Inc	1.9
GE Vernova Inc	1.8
47.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916051.102    1277-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Opportunistic Insights Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Opportunistic Insights Fund
Consolidated Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.7%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	8,439	538,408
AUSTRALIA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	1,326	430
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	57,500	4,651,175
TOTAL AUSTRALIA		4,651,605
AUSTRIA - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Innio Group Holding GmbH	55,900	2,210,845
BELGIUM - 0.5%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV ADR (c)	18,500	1,524,400
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	256,614	76,820,275
TOTAL BELGIUM		78,344,675
BRAZIL - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (b)	1,131	1,919,748
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras ADR	106,000	1,712,960
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	1,036,848	13,852,290
Capital Markets - 0.0%
Banco BTG Pactual SA unit	80,465	843,103
TOTAL FINANCIALS		14,695,393
Materials - 0.3%
Metals & Mining - 0.3%
Wheaton Precious Metals Corp	337,579	37,974,513
TOTAL BRAZIL		56,302,614
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	73,100	1,160,219
CANADA - 2.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Dollarama Inc	5,449	720,847
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc	45,300	3,285,747
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	134,300	14,809,221
TOTAL CONSUMER DISCRETIONARY		18,815,815
Consumer Staples - 0.0%
Food Products - 0.0%
Premium Brands Holdings Corp	11,500	681,931
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp (United States)	175,929	17,920,128
Canadian Natural Resources Ltd (c)	742,349	29,374,671
Cenovus Energy Inc	85,400	2,118,968
Imperial Oil Ltd	90,500	10,162,545
PrairieSky Royalty Ltd	22,040	493,248
Suncor Energy Inc	94,300	5,073,217
TOTAL ENERGY		65,142,777
Financials - 0.4%
Banks - 0.2%
Royal Bank of Canada	99,899	20,686,295
Toronto Dominion Bank	38,599	4,693,116
		25,379,411
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	11,849	19,489,255
Intact Financial Corp	58,636	12,101,776
		31,591,031
TOTAL FINANCIALS		56,970,442
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	109,700	6,621,492
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (b)	64,683	23,590,083
IT Services - 0.2%
Shopify Inc Class A (b)	303,341	34,704,820
Software - 0.0%
Descartes Systems Group Inc/The (United States) (b)	38,500	2,665,740
TOTAL INFORMATION TECHNOLOGY		60,960,643
Materials - 1.2%
Metals & Mining - 1.2%
Agnico Eagle Mines Ltd/CA	71,399	11,093,590
Barrick Mining Corp (United States)	262,000	9,623,260
Franco-Nevada Corp	430,605	89,849,419
Franco-Nevada Corp (United States) (c)	51,500	10,734,660
G Mining Ventures Corp (b)	723,561	21,187,723
Lundin Gold Inc	155,649	8,396,760
Novagold Resources Inc (b)	131,717	787,562
Orla Mining Ltd	2,163,250	21,155,845
TOTAL MATERIALS		172,828,819
TOTAL CANADA		382,021,919
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	45,900	1,118,494
CHINA - 0.1%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Wuxi Apptec Co Ltd H Shares (h)(j)	46,500	911,282
Industrials - 0.1%
Electrical Equipment - 0.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	352,800	20,507,810
TOTAL CHINA		21,419,092
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd Class A (b)	1,123,990	8,804,886
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	781,313	26,439,632
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj	274,700	3,663,462
TOTAL FINLAND		30,103,094
FRANCE - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	17,222	3,233,804
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	4,733	1,553,156
TOTAL FRANCE		4,786,960
GERMANY - 0.0%
Financials - 0.0%
Insurance - 0.0%
Allianz SE	1,349	638,547
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	8,700	203,841
Insurance - 0.0%
Accelerant Holdings Class A (b)	16,400	192,208
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		396,049
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho (b)	16,610	33,808
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (b)	1,524,500	4,272,515
TOTAL CONSUMER DISCRETIONARY		4,306,323
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	199,800	2,385,916
TOTAL INDIA		6,692,239
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	326,811	11,072,357
ITALY - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA (c)	101,291	9,559,719
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	198,622	12,860,775
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (f)	9,800	1,322,999
TOTAL ITALY		23,743,493
JAPAN - 0.7%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	109,995	557,514
Specialty Retail - 0.0%
Fast Retailing Co Ltd	17,849	9,144,835
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	173,199	4,710,789
TOTAL CONSUMER DISCRETIONARY		14,413,138
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc	22,200	870,219
Insurance - 0.0%
Tokio Marine Holdings Inc	50,000	2,198,441
TOTAL FINANCIALS		3,068,660
Industrials - 0.3%
Industrial Conglomerates - 0.1%
Hitachi Ltd	383,729	10,620,122
Machinery - 0.2%
Daifuku Co Ltd	597,000	26,447,131
Mitsubishi Heavy Industries Ltd	200,449	4,554,742
		31,001,873
Trading Companies & Distributors - 0.0%
ITOCHU Corp	116,245	1,326,662
TOTAL INDUSTRIALS		42,948,657
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Advantest Corp	127,679	26,267,202
Disco Corp	25,300	13,161,917
Lasertec Corp	48,500	15,405,464
TOTAL INFORMATION TECHNOLOGY		54,834,583
TOTAL JAPAN		115,265,038
KOREA (SOUTH) - 0.6%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Hyundai Motor Co	69,194	22,573,419
Kia Corp	8,100	732,178
		23,305,597
Broadline Retail - 0.0%
Coupang Inc Class A (b)	299,962	5,210,340
TOTAL CONSUMER DISCRETIONARY		28,515,937
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc	32,816	57,954,421
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	11,520	2,558,370
TOTAL INFORMATION TECHNOLOGY		60,512,791
TOTAL KOREA (SOUTH)		89,028,728
NETHERLANDS - 1.1%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	78,000	72,366,060
Newamsterdam Pharma Co NV (b)	7,200	244,008
uniQure NV (b)	30,900	1,423,254
TOTAL HEALTH CARE		74,033,322
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV	28,100	55,642,944
ASML Holding NV depository receipt	13,900	27,653,216
NXP Semiconductors NV	52,829	14,846,534
TOTAL INFORMATION TECHNOLOGY		98,142,694
TOTAL NETHERLANDS		172,176,016
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	498,312	6,916,499
SWEDEN - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	61,900	694,190
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	97,500	3,453,450
Industrials - 0.1%
Electrical Equipment - 0.1%
Huber + Suhner AG	16,390	4,523,478
TOTAL SWITZERLAND		7,976,928
TAIWAN - 1.9%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	34,000	2,086,704
Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Inc	85,000	5,346,462
Elite Material Co Ltd	39,000	6,752,621
		12,099,083
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd	72,000	5,688,761
Taiwan Semiconductor Manufacturing Co Ltd ADR	583,457	278,641,560
		284,330,321
TOTAL INFORMATION TECHNOLOGY		296,429,404
TOTAL TAIWAN		298,516,108
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	10,624	5,971,538
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Games Workshop Group PLC	1,719	492,516
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC ADR	59,100	3,650,016
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	124,626	8,262,704
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd (b)(e)(f)	1,611,012	4,508,916
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(e)(f)	3,500	4,822,790
TOTAL FINANCIALS		9,331,706
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca PLC	98,000	18,328,886
Astrazeneca PLC (United States)	45,150	8,561,343
GSK PLC	760,200	19,957,456
GSK PLC ADR	67,200	3,522,624
TOTAL HEALTH CARE		50,370,309
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	483,835	9,274,944
Electrical Equipment - 0.0%
Dpc Holdings Ltd	11,000	539,660
TOTAL INDUSTRIALS		9,814,604
TOTAL UNITED KINGDOM		81,921,855
UNITED STATES - 86.6%
Communication Services - 20.6%
Diversified Telecommunication Services - 5.2%
Space Exploration Technologies Corp (d)	4,649,169	794,357,016
Space Exploration Technologies Corp (d)	39,755	6,452,912
		800,809,928
Entertainment - 1.4%
Liberty Media Corp-Liberty Formula One Class C (b)	18,199	1,731,453
Live Nation Entertainment Inc (b)	59,811	10,951,992
Netflix Inc (b)	2,678,490	191,244,186
ROBLOX Corp Class A (b)	107,500	5,845,850
Walt Disney Co/The	14,771	1,421,709
Warner Bros Discovery Inc (b)	84,399	2,250,077
		213,445,267
Interactive Media & Services - 14.0%
Alphabet Inc Class A	2,193,211	783,787,816
Alphabet Inc Class C	1,024,500	361,986,585
Epic Games Inc (b)(e)(f)	7,100	3,134,224
Meta Platforms Inc Class A	1,731,314	975,231,863
Reddit Inc Class A (b)	67,830	11,773,931
Reddit Inc Class B (b)	32,888	5,708,699
		2,141,623,118
Media - 0.0%
Omnicom Group Inc	51,399	3,743,389
TOTAL COMMUNICATION SERVICES		3,159,621,702
Consumer Discretionary - 8.0%
Automobiles - 0.4%
General Motors Co	35,900	2,767,172
Rad Power Bikes Inc (b)(e)(f)	145,919	1
Rad Power Bikes Inc warrants 10/6/2033 (b)(e)(f)	150,652	2
Tesla Inc (b)	119,549	50,282,309
Waymo LLC Class B (e)(f)	5,000	821,600
		53,871,084
Broadline Retail - 4.2%
Amazon.com Inc (b)	2,727,240	650,010,383
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (b)	22,900	2,633,958
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (b)	184,399	26,387,497
Cava Group Inc (b)(c)	72,887	5,720,172
DoorDash Inc Class A (b)	38,200	7,049,046
DraftKings Inc Class A (b)	113,100	2,856,906
Dutch Bros Inc Class A (b)	40,299	2,893,871
Hilton Worldwide Holdings Inc	289,591	95,698,242
Starbucks Corp	107,937	11,030,082
Viking Holdings Ltd (b)	869,799	91,041,861
Wynn Resorts Ltd	51,200	4,971,008
		247,648,685
Household Durables - 0.4%
Blu Homes Inc (b)(e)(f)	21,093,998	6,539
PulteGroup Inc	186,031	25,525,314
SharkNinja Inc (b)	116,900	17,800,363
Somnigroup International Inc	157,051	12,312,798
		55,645,014
Specialty Retail - 1.4%
Bob's Discount Furniture Inc	20,800	329,056
Burlington Stores Inc (b)	6,600	2,090,880
Dick's Sporting Goods Inc	200	45,361
Fanatics Inc Class A (b)(e)(f)	139,938	13,163,968
Home Depot Inc/The	60,500	21,337,140
Murphy USA Inc	1,300	700,531
O'Reilly Automotive Inc (b)	502,760	46,299,168
Ross Stores Inc	40,600	8,641,710
TJX Cos Inc/The	645,619	97,811,279
Urban Outfitters Inc (b)	50,008	3,543,567
Warby Parker Inc Class A (b)	462,656	14,036,983
		207,999,643
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp (b)	13,400	1,330,486
Ralph Lauren Corp Class A	28,906	11,603,157
		12,933,643
TOTAL CONSUMER DISCRETIONARY		1,230,742,410
Consumer Staples - 1.6%
Beverages - 0.9%
Coca-Cola Co/The	1,455,136	118,258,903
Keurig Dr Pepper Inc	257,154	8,416,650
Vita Coco Co Inc/The (b)	130,000	8,598,200
		135,273,753
Consumer Staples Distribution & Retail - 0.6%
Casey's General Stores Inc	18,654	14,826,013
Chobani Inc Class A (e)(f)(g)	592	2,707,080
Costco Wholesale Corp	60,539	56,632,418
Maplebear Inc (b)(c)	109,000	5,161,150
Sprouts Farmers Market Inc (b)	37,800	3,197,124
Walmart Inc	94,199	10,668,979
		93,192,764
Food Products - 0.0%
Once Upon a Farm PBC (b)	62,600	1,282,048
Smithfield Foods Inc	2,300	55,798
		1,337,846
Personal Care Products - 0.0%
elf Beauty Inc (b)	4,400	325,600
Estee Lauder Cos Inc/The Class A	22,500	1,776,375
		2,101,975
Tobacco - 0.1%
Philip Morris International Inc	87,477	15,825,464
TOTAL CONSUMER STAPLES		247,731,802
Energy - 1.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	44,900	2,491,950
WaterBridge Infrastructure LLC Class A	56,000	1,919,120
		4,411,070
Oil, Gas & Consumable Fuels - 1.9%
Cheniere Energy Inc	253,969	60,701,131
Chevron Corp	105,100	17,421,376
ConocoPhillips	364,844	37,929,182
Diamondback Energy Inc	3,400	597,652
Excelerate Energy Inc Class A	1,645	62,493
Exxon Mobil Corp	420,300	57,463,416
Marathon Petroleum Corp	53,600	13,703,912
Phillips 66	50,300	8,503,215
Shell PLC ADR	999,900	77,532,246
Valero Energy Corp	55,500	14,454,420
		288,369,043
TOTAL ENERGY		292,780,113
Financials - 9.1%
Banks - 2.5%
Bank of America Corp	1,037,935	59,141,536
Citigroup Inc	538,699	75,396,312
Citizens Financial Group Inc	225,300	15,786,771
East West Bancorp Inc	11,700	1,510,353
JPMorgan Chase & Co	359,561	117,695,102
Wells Fargo & Co	1,429,216	118,110,411
		387,640,485
Capital Markets - 1.4%
Bank of New York Mellon Corp/The	590,220	85,351,715
Cboe Global Markets Inc	38,300	9,294,261
Charles Schwab Corp/The	122,479	11,301,137
Goldman Sachs Group Inc/The	29,099	29,429,856
Interactive Brokers Group Inc Class A	315,799	27,487,145
Moody's Corp	14,671	6,644,789
Morgan Stanley	228,199	47,702,719
Tulco LLC (b)(e)(f)(g)	7,549	2,930,144
		220,141,766
Consumer Finance - 0.2%
American Express Co	75,848	25,655,585
Financial Services - 3.3%
Apollo Global Management Inc	62,800	7,429,868
Berkshire Hathaway Inc Class A (b)	502	375,922,700
Mastercard Inc Class A	52,861	27,149,410
Remitly Global Inc (b)	38,700	867,266
Stripe Global Holdings Inc (e)(f)	10,100	636,300
Stripe Global Holdings Inc Class B (e)	16,600	1,045,800
Toast Inc Class A (b)	228,646	6,360,932
Visa Inc Class A	274,299	94,109,244
		513,521,520
Insurance - 1.7%
American Financial Group Inc/OH	15,600	2,183,064
Chubb Ltd	482,551	164,424,428
Progressive Corp/The	63,099	13,783,977
Travelers Companies Inc/The	228,037	75,279,574
		255,671,043
TOTAL FINANCIALS		1,402,630,399
Health Care - 6.1%
Biotechnology - 2.0%
AbbVie Inc	2,900	729,756
Alnylam Pharmaceuticals Inc (b)	205,259	61,789,117
Apogee Therapeutics Inc (b)	36,800	4,884,464
BeOne Medicines Ltd ADR (b)	15,629	4,453,796
Biogen Inc (b)	76,300	16,485,378
Caris Life Sciences Inc (b)	76,716	1,367,079
Cogent Biosciences Inc (b)	264,900	10,251,630
Damora Therapeutics Inc (b)	12,800	332,928
Gilead Sciences Inc	784,391	99,099,959
Immunome Inc (b)	34,800	737,412
Immunovant Inc (b)	65,764	2,533,887
Insmed Inc (b)	79,080	8,431,510
Kiniksa Pharmaceuticals International Plc Class A (b)	134,100	8,575,695
Kymera Therapeutics Inc (b)	195,100	22,372,117
Legend Biotech Corp ADR (b)	96,047	2,773,837
Mirum Pharmaceuticals Inc (b)	4,200	491,694
Moderna Inc (b)	248,500	17,402,455
Natera Inc (b)	7,900	2,144,455
Oruka Therapeutics Inc (b)	24,000	2,284,080
Praxis Precision Medicines Inc (b)	2,012	673,597
Revolution Medicines Inc (b)	34,400	6,442,432
Roivant Sciences Ltd (b)	152,400	5,393,436
Spyre Therapeutics Inc (b)	19,700	1,748,966
Tango Therapeutics Inc (b)	32,500	1,015,950
United Therapeutics Corp (b)	4,100	2,221,503
Vaxcyte Inc (b)	167,100	9,713,523
Vertex Pharmaceuticals Inc (b)	10,549	5,240,005
Viking Therapeutics Inc (b)	19,400	756,794
Viridian Therapeutics Inc (b)	388,600	7,138,582
		307,486,037
Health Care Equipment & Supplies - 0.6%
Alcon AG (United States)	2,901	194,657
Boston Scientific Corp (b)	144,102	6,150,273
Glaukos Corp (b)	2,700	377,352
Insulet Corp (b)	2,399	365,248
Intuitive Surgical Inc (b)	52,290	20,794,687
iRhythm Technologies Inc (b)	8,100	963,495
Medline Inc Class A (c)	729,200	28,759,648
Penumbra Inc (b)	21,397	6,756,103
Stryker Corp	20,731	6,526,948
TransMedics Group Inc (b)	344,000	22,848,480
		93,736,891
Health Care Providers & Services - 0.6%
BrightSpring Health Services Inc (b)	125,100	8,724,474
CVS Health Corp	97,517	10,088,134
Ensign Group Inc/The	101,900	16,334,570
Guardant Health Inc (b)	5,000	750,150
HCA Healthcare Inc	40,399	15,751,166
LifeStance Health Group Inc (b)	596,100	6,384,231
McKesson Corp	25,800	19,494,480
Tenet Healthcare Corp (b)	113,200	21,177,456
UnitedHealth Group Inc	1,800	748,134
		99,452,795
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc	22,000	11,029,920
Veterinary Emergency Group (b)(e)(f)(g)	80,233	7,853,206
Waters Corp (b)	2,000	750,080
		19,633,206
Pharmaceuticals - 2.8%
Avalyn Pharma Inc	44,300	1,458,356
Eli Lilly & Co	301,952	362,170,288
Jazz Pharmaceuticals PLC (b)	3,500	843,395
Johnson & Johnson	46,600	11,835,002
Kardigan Inc	78,700	1,876,995
Kardigan Inc (d)	54,900	1,309,365
MBX Biosciences Inc (b)	34,700	1,915,440
Merck & Co Inc	126,700	16,280,950
Roche Holding AG	22,470	9,254,970
Structure Therapeutics Inc ADR (b)	117,800	6,322,326
VeraDermics Inc	7,000	860,580
Viatris Inc	393,400	6,247,192
		420,374,859
TOTAL HEALTH CARE		940,683,788
Industrials - 10.2%
Aerospace & Defense - 2.8%
Anduril Industries Inc Class B (e)(f)	1,299	89,566
Anduril Industries Inc Class C (e)(f)	1	69
Arxis Inc Class A (c)	16,600	765,924
ATI Inc (b)	142,391	28,065,266
Axon Enterprise Inc (b)	12,563	7,042,943
Beta Technologies Inc (h)	216,659	3,629,038
Beta Technologies Inc Class A (b)	324,784	5,440,132
Boeing Co (b)	90,300	19,547,241
Carpenter Technology Corp	65,446	40,369,711
FTAI Aviation Ltd	51,994	14,065,937
GE Aerospace	335,942	125,551,604
General Dynamics Corp	16,800	5,951,232
Hawkeye 360 Inc	11,600	234,552
Howmet Aerospace Inc	486,109	130,695,266
Karman Holdings Inc (b)(c)	330,096	16,478,392
Loar Holdings Inc (b)(c)	3,819	307,850
Relativity Space Inc (b)(e)(f)	2,857	3,028
Relativity Space Inc warrants 11/1/2030 (b)(e)(f)	111	112
Rocket Lab Corp (b)	119,399	12,136,908
StandardAero Inc (b)	24,200	723,822
Woodward Inc	55,802	23,740,403
York Space Systems Inc (c)	17,600	433,312
		435,272,308
Air Freight & Logistics - 0.1%
FedEx Corp	56,923	17,824,299
Zipline International Inc (b)(e)(f)	28,830	1,621,976
		19,446,275
Building Products - 0.6%
Madison Air Solutions Corp Class A	199,700	7,788,300
Simpson Manufacturing Co Inc	4,722	988,551
Tecnoglass Inc	460,376	21,550,201
Trane Technologies PLC	114,796	56,383,203
		86,710,255
Commercial Services & Supplies - 0.2%
Clean Harbors Inc (b)	2,700	806,625
GFL Environmental Inc Subordinate Voting Shares	672,670	24,734,525
		25,541,150
Construction & Engineering - 1.2%
API Group Corp (b)	84,500	3,578,575
Argan Inc	8,100	6,468,255
Comfort Systems USA Inc	28,800	57,080,160
Construction Partners Inc Class A (b)	195,400	23,207,658
EMCOR Group Inc	15,800	13,112,104
Legence Corp Class A	9,000	767,070
Quanta Services Inc	112,300	80,860,492
		185,074,314
Electrical Equipment - 3.3%
Bloom Energy Corp Class A (b)	98,300	29,755,410
Eaton Corp PLC	137,461	58,574,881
Forgent Power Solutions Inc Class A	398,100	22,237,866
FuelCell Energy Inc (b)(c)	30,400	1,094,704
GE Vernova Inc	288,594	339,057,548
Nextpower Inc Class A (b)	473,742	56,441,622
nVent Electric PLC	5,900	1,000,699
Vertiv Holdings Co Class A	15,800	5,290,156
		513,452,886
Ground Transportation - 0.2%
Fedex Freight Holding Co Inc	28,461	4,297,611
Old Dominion Freight Line Inc	147,700	31,991,820
		36,289,431
Industrial Conglomerates - 0.2%
3M Co	195,499	31,653,243
Machinery - 1.4%
Allison Transmission Holdings Inc	46,700	5,264,958
Caterpillar Inc	1,300	1,384,370
Cummins Inc	1,100	784,530
Deere & Co	11,990	7,605,617
Ingersoll Rand Inc	374,100	30,672,459
PACCAR Inc	28,900	3,471,468
Parker-Hannifin Corp	102,765	100,516,502
RBC Bearings Inc (b)	15,606	10,051,200
Symbotic Inc Class A (b)(c)	76,200	3,425,190
Westinghouse Air Brake Technologies Corp	170,436	45,949,546
		209,125,840
Passenger Airlines - 0.1%
Delta Air Lines Inc	191,600	17,945,256
United Airlines Holdings Inc (b)	11,400	1,550,286
		19,495,542
Professional Services - 0.0%
UL Solutions Inc Class A (c)	44,549	4,537,761
Trading Companies & Distributors - 0.1%
Herc Holdings Inc	38,100	5,461,254
WW Grainger Inc	2,900	3,945,160
		9,406,414
TOTAL INDUSTRIALS		1,576,005,419
Information Technology - 27.2%
Communications Equipment - 0.9%
Arista Networks Inc (b)	414,448	70,406,426
Ciena Corp (b)	69,300	33,995,808
Cisco Systems Inc	103,500	12,157,110
F5 Inc (b)	1,900	790,324
Lumentum Holdings Inc (b)	17,600	15,101,856
		132,451,524
Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp Class A	1,306,095	230,290,670
Coherent Corp (b)	142,000	56,014,740
Corning Inc	114,300	29,195,649
Flex Ltd (b)	123,300	19,983,231
Jabil Inc	16,399	6,321,487
Keysight Technologies Inc (b)	6,800	2,380,476
Mirion Technologies Inc Class A (b)	138,200	2,477,926
OSI Systems Inc (b)	42,000	9,185,400
Sanmina Corp (b)	19,600	4,960,368
TD SYNNEX Corp	22,219	5,940,027
Vast Data Ltd (b)(e)(f)	88,297	5,007,323
		371,757,297
IT Services - 0.1%
Asac II LP (b)(e)(f)	2,013,117	407,636
Cloudflare Inc Class A (b)	31,449	7,713,811
CoreWeave Inc Class A (b)	2,376	236,507
Okta Inc Class A (b)	12,800	1,746,560
Snowflake Inc (b)	8,900	2,265,050
Twilio Inc Class A (b)	47,500	9,800,675
		22,170,239
Semiconductors & Semiconductor Equipment - 17.9%
Advanced Micro Devices Inc (b)	246,000	142,903,860
Analog Devices Inc	48,949	19,441,074
Applied Materials Inc	28,900	20,894,700
ARM Holdings PLC ADR (b)(c)	27,604	9,787,550
Astera Labs Inc (b)	89,591	43,274,245
Axcelis Technologies Inc (b)	12,300	2,330,235
Broadcom Inc	755,474	285,380,304
Cerebras Systems Inc Class A (b)	41,100	9,083,100
Cerebras Systems Inc Class B (d)	340,600	75,272,600
Intel Corp (b)	716,049	99,981,922
KLA Corp	271,590	81,941,419
Lam Research Corp	243,600	105,559,188
MACOM Technology Solutions Holdings Inc (b)	88,600	33,700,782
Marvell Technology Inc	240,800	71,731,912
Micron Technology Inc	192,887	222,647,535
Monolithic Power Systems Inc	22,264	30,776,863
NVIDIA Corp	7,198,871	1,440,422,098
Penguin Solutions Inc (b)	24,400	1,854,644
Rambus Inc (b)	220,500	29,269,170
SiTime Corp (b)	8,600	6,411,816
Teradyne Inc	6,000	2,903,040
		2,735,568,057
Software - 2.9%
Applied Intuition Inc Class A (b)(e)(f)	12,113	1,189,012
Autodesk Inc (b)	2,600	505,492
Cadence Design Systems Inc (b)	98,175	36,847,041
Canva Inc Class A (b)(e)(f)	11,000	13,976,930
Circle Internet Group Inc Class A (b)	3,884	243,255
Crowdstrike Holdings Inc Class A (b)	7,500	5,723,550
Datadog Inc Class A (b)	7,200	1,874,592
Figma Inc Class A (c)	363,780	6,580,780
Fortinet Inc (b)	30,300	4,654,686
Guidewire Software Inc (b)	6,200	762,910
JFrog Ltd (b)	61,500	5,589,120
Magic Leap Inc Class A (b)(e)(f)	72,297	1
Magic Leap Inc warrants (b)(e)(f)	39,573	0
Microsoft Corp	692,252	258,223,842
OpenAI Group Pbc Class A (e)(f)	1,000	687,690
Palantir Technologies Inc Class A (b)	38,899	4,538,346
Palo Alto Networks Inc (b)	133,691	45,591,305
Riot Platforms Inc (b)	713,200	19,527,416
Roper Technologies Inc	7,800	2,639,442
Rubrik Inc Class A (b)	69,100	5,547,348
Samsara Inc Class A (b)	314,452	10,197,678
Synopsys Inc (b)	17,700	7,895,439
Tanium Inc Class B (b)(e)(f)	408,212	3,053,426
Via Transportation Inc Class A (b)(c)	13,040	236,546
Zoom Communications Inc Class A (b)	47,601	4,108,442
		440,194,289
Technology Hardware, Storage & Peripherals - 3.0%
Apple Inc	977,100	282,733,656
Dell Technologies Inc Class C	73,210	31,587,187
Seagate Technology Holdings PLC	112,946	108,992,890
Western Digital Corp	64,400	41,133,568
		464,447,301
TOTAL INFORMATION TECHNOLOGY		4,166,588,707
Materials - 0.5%
Chemicals - 0.3%
CF Industries Holdings Inc	11,700	1,266,642
Corteva Inc	509,357	43,137,445
Element Solutions Inc	18,600	888,150
Linde PLC	1,500	778,410
		46,070,647
Construction Materials - 0.1%
James Hardie Industries PLC (b)	352,900	9,238,922
Metals & Mining - 0.1%
Ivanhoe Electric Inc / US (b)	399,465	3,838,859
Nucor Corp	14,100	3,140,774
Steel Dynamics Inc	37,567	8,620,124
		15,599,757
TOTAL MATERIALS		70,909,326
Real Estate - 0.8%
Health Care REITs - 0.5%
Welltower Inc	371,900	84,410,143
Industrial REITs - 0.1%
Prologis Inc	67,200	9,103,584
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	56,900	7,663,861
Compass Inc Class A (b)	368,900	4,548,537
		12,212,398
Specialized REITs - 0.1%
Equinix Inc	7,200	7,505,208
Iron Mountain Inc	46,100	5,822,891
		13,328,099
TOTAL REAL ESTATE		119,054,224
Utilities - 0.6%
Electric Utilities - 0.6%
American Electric Power Co Inc	76,199	10,424,785
Constellation Energy Corp	144,679	35,933,923
Entergy Corp	195,800	22,489,588
NRG Energy Inc	108,712	15,878,475
		84,726,771
Independent Power and Renewable Electricity Producers - 0.0%
Fervo Energy Co Class A (b)	41,700	1,218,891
Vistra Corp	75,000	11,897,250
		13,116,141
TOTAL UTILITIES		97,842,912
TOTAL UNITED STATES		13,304,590,802
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	393,400	10,745,860
TOTAL COMMON STOCKS (Cost $6,032,136,251)		14,727,809,058

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (e)(f) (Cost $242,200)	242,200	283,374

Convertible Preferred Stocks - 1.1%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(e)(f)	37,932	12,045,686
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (b)(e)(f)	50,400	1,216,656
UNITED STATES - 1.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(e)(f)	19,024	0
Rad Power Bikes Inc Series C (b)(e)(f)	74,857	1
Rad Power Bikes Inc Series D (b)(e)(f)	127,700	1
Waymo LLC Series D-2 (e)(f)	17,600	2,892,032
		2,892,034
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(e)(f)	8,000	188,080
TOTAL CONSUMER DISCRETIONARY		3,080,114
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(e)(f)	3,340	159,652
GoBrands Inc Series H (b)(e)(f)	3,970	243,361
TOTAL CONSUMER STAPLES		403,013
Financials - 0.1%
Financial Services - 0.1%
Stripe Global Holdings Inc Series H (e)(f)	11,500	724,500
Stripe Global Holdings Inc Series I (e)(f)	128,075	8,068,725
Tenstorrent Holdings Inc Series C1 (b)(e)(f)	23,737	2,020,256
TOTAL FINANCIALS		10,813,481
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(e)(f)	194,500	357,880
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(e)(f)	79,800	707,826
Lyra Health Inc Series F (b)(e)(f)	4,099	36,358
Somatus Inc Series E (b)(e)(f)	842	1,080,412
		1,824,596
Health Care Technology - 0.0%
Oura Inc Series E (e)(f)	91,659	5,266,727
TOTAL HEALTH CARE		7,449,203
Industrials - 0.1%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (b)(e)(f)	12,300	848,085
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(e)(f)	66,084	3,717,886
Zipline International Inc Series F (b)(e)(f)	129,467	7,283,813
Zipline International Inc Series G (b)(e)(f)	59,655	3,356,190
Zipline International Inc Series H (e)(f)	87,295	4,911,217
		19,269,106
TOTAL INDUSTRIALS		20,117,191
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Vast Data Ltd Series B (b)(e)(f)	19,516	1,106,752
Vast Data Ltd Series F (e)(f)	8,625	489,124
		1,595,876
Software - 0.8%
Anthropic PBC Series E (b)(e)(f)	14,900	8,776,249
Anthropic PBC Series F (e)(f)	46,814	27,573,914
Anthropic PBC Series G (e)(f)	33,200	19,555,132
Anthropic PBC Series H (e)(f)	2,600	1,531,426
Applied Intuition Inc Series A2 (b)(e)(f)	14,271	1,400,841
Applied Intuition Inc Series B2 (b)(e)(f)	6,881	675,439
Databricks Inc Series L (e)(f)	28,600	5,694,832
Magic Leap Inc Series AA (b)(e)(f)	275,569	3
MOLOCO Inc Series A (b)(e)(f)	35,442	2,728,325
Nuro Inc/DE Series C (b)(e)(f)	190,290	2,182,627
Nuro Inc/DE Series D (b)(e)(f)	36,736	484,915
Nuro Inc/DE Series E (b)(e)(f)	77,100	879,711
OpenAI Group Pbc Series A-2 (e)(f)	30,720	21,125,837
OpenAI Group Pbc Series A-3 (e)(f)	11,082	7,620,980
World Labs Technologies Inc Series C (e)(f)	12,300	3,856,911
World Labs Technologies Inc Series C PRIME (e)(f)	9,455	3,175,084
		107,262,226
TOTAL INFORMATION TECHNOLOGY		108,858,102
TOTAL UNITED STATES		150,721,104
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $91,687,876)		163,983,446

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (e)(f) (Cost $150,652)	150,652	46,547

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	493,989,255	494,088,053
Fidelity Securities Lending Cash Central Fund (i)(k)	3.69	59,606,272	59,612,232
TOTAL MONEY MARKET FUNDS (Cost $553,700,078)			553,700,285

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $6,677,917,057)	15,445,822,710
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(60,127,915)
NET ASSETS - 100.0%	15,385,694,795

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $877,391,893 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $232,257,905 or 1.5% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,540,320 or 0.0% of net assets.

(i)	Investment made with cash collateral received from securities on loan.
(j)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $911,282 or 0.0% of net assets.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	53,107

Anduril Industries Inc Class C	6/16/2025	39

Anduril Industries Inc Series G	4/17/2025	502,858

Anthropic PBC Series E	2/14/2025	835,689

Anthropic PBC Series F	8/18/2025	6,599,257

Anthropic PBC Series G	1/27/2026	8,603,328

Anthropic PBC Series H	5/28/2026	1,531,425

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	811,284

Applied Intuition Inc Series A2	7/2/2024	851,906

Applied Intuition Inc Series B2	7/2/2024	410,761

Asac II LP	10/10/2013	155,030

Bending Spoons SpA Class C	10/9/2025	864,651

Blu Homes Inc	5/21/2020	36,483

Bytedance Ltd Series E1	11/18/2020	4,156,368

Canva Inc Class A	3/18/2024 - 11/12/2025	14,109,136

Chobani Inc Class A	10/14/2025	2,638,161

Databricks Inc Series L	12/18/2025	5,434,000

Discord Inc Series I	9/15/2021	440,500

Element Labs Inc Series B	6/27/2025	442,456

ElevateBio LLC Series C	3/9/2021	815,927

Epic Games Inc	7/13/2020 - 7/30/2020	4,082,500

Fanatics Inc Class A	8/13/2020 - 12/15/2021	4,645,245

GoBrands Inc Series G	3/2/2021	834,055

GoBrands Inc Series H	7/22/2021	1,542,308

Lyra Health Inc Series E	1/14/2021	730,697

Lyra Health Inc Series F	6/4/2021	64,372

Magic Leap Inc Class A	10/17/2014 - 10/6/2017	35,136,390

Magic Leap Inc Series AA	7/7/2020	4,756,362

Magic Leap Inc warrants	7/7/2020	0

MOLOCO Inc Series A	6/26/2023	2,126,520

Nuro Inc/DE Series C	10/30/2020	2,484,160

Nuro Inc/DE Series D	10/29/2021	765,788

Nuro Inc/DE Series E	4/1/2025	986,378

OpenAI Group Pbc Class A	9/3/2025	430,000

OpenAI Group Pbc Series A-2	9/30/2024	5,771,073

OpenAI Group Pbc Series A-3	4/11/2025	3,400,945

Oura Inc Series E	9/24/2025	4,910,173

Rad Power Bikes Inc	1/21/2021	703,890

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	150,652

Rad Power Bikes Inc Series A	1/21/2021	91,769

Rad Power Bikes Inc Series C	1/21/2021	361,098

Rad Power Bikes Inc Series D	9/17/2021	1,223,851

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc	5/27/2021 - 11/14/2023	4,682,870

Relativity Space Inc warrants 11/1/2030	11/14/2023	0

Revolut Group Holdings Ltd	1/28/2026	4,935,334

Somatus Inc Series E	1/31/2022	734,759

Starling Bank Ltd	6/18/2021 - 4/5/2022	3,151,959

Stripe Global Holdings Inc	5/18/2021	405,297

Stripe Global Holdings Inc Series H	3/15/2021	461,437

Stripe Global Holdings Inc Series I	3/20/2023 - 5/12/2023	2,578,680

Tanium Inc Class B	4/21/2017 - 9/18/2020	3,439,433

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	242,200

Tenstorrent Holdings Inc Series C1	4/23/2021	1,411,288

Tulco LLC	8/24/2017 - 12/14/2017	2,643,700

Vast Data Ltd	2/27/2026 - 4/17/2026	5,134,214

Vast Data Ltd Series B	4/17/2026	1,134,799

Vast Data Ltd Series F	2/27/2026	626,898

Veterinary Emergency Group	9/16/2021 - 10/2/2024	3,627,352

Waymo LLC Class B	4/22/2026	821,580

Waymo LLC Series D-2	2/2/2026	2,891,960

World Labs Technologies Inc Series C	2/17/2026	3,200,934

World Labs Technologies Inc Series C PRIME	2/17/2026	3,198,722

Zipline International Inc	10/12/2021	1,037,880

Zipline International Inc Series E	12/21/2020	2,156,281

Zipline International Inc Series F	4/11/2023	5,204,198

Zipline International Inc Series G	6/7/2024	2,502,307

Zipline International Inc Series H	12/3/2025	4,911,589

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Kardigan Inc	12/15/2026

Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp	12/8/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	349,208,783	2,310,088,353	2,165,204,859	8,295,420	(5,304)	1,080	494,088,053	493,989,255	0.8%
Fidelity Securities Lending Cash Central Fund	36,859,066	562,263,610	539,510,444	81,849	-	-	59,612,232	59,606,272	0.1%
Total	386,067,849	2,872,351,963	2,704,715,303	8,377,269	(5,304)	1,080	553,700,285

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,159,621,702	2,355,677,550	800,809,928	3,134,224
Consumer Discretionary	1,338,658,688	1,282,641,520	42,025,058	13,992,110
Consumer Staples	253,588,149	250,881,069	-	2,707,080
Energy	368,436,962	368,436,962	-	-
Financials	1,494,647,695	1,470,080,039	10,623,706	13,943,950
Health Care	1,166,132,545	1,131,392,798	26,886,541	7,853,206
Industrials	1,672,511,878	1,595,978,582	74,818,545	1,714,751
Information Technology	4,749,121,011	4,455,067,580	269,731,413	24,322,018
Materials	308,193,292	308,193,292	-	-
Real Estate	119,054,224	119,054,224	-	-
Utilities	97,842,912	97,842,912	-	-

Convertible Corporate Bonds
Financials	283,374	-	-	283,374

Convertible Preferred Stocks
Communication Services	12,045,686	-	-	12,045,686
Consumer Discretionary	3,080,114	-	-	3,080,114
Consumer Staples	403,013	-	-	403,013
Financials	10,813,481	-	-	10,813,481
Health Care	7,449,203	-	-	7,449,203
Industrials	21,333,847	-	-	21,333,847
Information Technology	108,858,102	-	-	108,858,102

Preferred Securities
Consumer Discretionary	46,547	-	-	46,547

Money Market Funds	553,700,285	553,700,285	-	-
Total Investments in Securities:	15,445,822,710	13,988,946,813	1,224,895,191	231,980,706
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2026 ($)
Common Stocks	166,832,466	-	(10,006,671)	12,703,422	(4,988,559)	-	-	(96,873,319)	67,667,339	(6,337,733)
Convertible Preferred Stocks	399,792,072	1	35,431,735	29,138,356	(27,006,339)	-	-	(273,372,379)	163,983,446	52,390,998
Convertible Corporate Bonds	-	-	41,174	242,200	-	-	-	-	283,374	41,174
Preferred Securities	32,239	-	14,308	-	-	-	-	-	46,547	14,308

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $85,562,796) - See accompanying schedule:
Unaffiliated issuers (cost $6,124,216,979)	$14,892,122,425
Fidelity Central Funds (cost $553,700,078)	553,700,285

Total Investment in Securities (cost $6,677,917,057)		$15,445,822,710
Restricted cash		11,366
Foreign currency held at value (cost $265,176)		262,752
Receivable for investments sold		16,619,703
Receivable for fund shares sold		9,564,520
Dividends receivable		4,365,587
Interest receivable		12,190
Distributions receivable from Fidelity Central Funds		1,315,096
Total assets		15,477,973,924
Liabilities
Payable to custodian bank	$44,277
Payable for investments purchased	19,969,371
Payable for fund shares redeemed	12,619,959
Other payables and accrued expenses	28,997
Collateral on securities loaned	59,616,525
Total liabilities		92,279,129
Net Assets		$15,385,694,795
Net Assets consist of:
Paid in capital		$6,223,157,804
Total accumulated earnings (loss)		9,162,536,991
Net Assets		$15,385,694,795
Net Asset Value, offering price and redemption price per share ($15,385,694,795 ÷ 540,738,038 shares)		$28.45
Consolidated Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$41,440,401
Interest		16,396
Income from Fidelity Central Funds (including $81,849 from security lending)		8,377,269
Security lending		41,814
Total income		49,875,880
Expenses
Custodian fees and expenses	$94,805
Independent trustees' fees and expenses	15,778
Total expenses before reductions	110,583
Expense reductions	(2,283)
Total expenses after reductions		108,300
Net Investment income (loss)		49,767,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	381,591,282
Fidelity Central Funds	(5,304)
Foreign currency transactions	171,228
Total net realized gain (loss)		381,757,206
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,188,660,446
Fidelity Central Funds	1,080
Unfunded commitments	(116,055)
Assets and liabilities in foreign currencies	(16,280)
Total change in net unrealized appreciation (depreciation)		1,188,529,191
Net gain (loss)		1,570,286,397
Net increase (decrease) in net assets resulting from operations		$1,620,053,977
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,767,580	$81,485,595
Net realized gain (loss)	381,757,206	1,900,811,396
Change in net unrealized appreciation (depreciation)	1,188,529,191	639,680,619
Net increase (decrease) in net assets resulting from operations	1,620,053,977	2,621,977,610
Distributions to shareholders	(10,661,975)	(1,975,466,201)

Share transactions
Proceeds from sales of shares	1,376,554,754	1,743,842,979
Reinvestment of distributions	10,661,975	1,975,466,201
Cost of shares redeemed	(997,634,242)	(2,244,236,892)

Net increase (decrease) in net assets resulting from share transactions	389,582,487	1,475,072,288
Total increase (decrease) in net assets	1,998,974,489	2,121,583,697

Net Assets
Beginning of period	13,386,720,306	11,265,136,609
End of period	$15,385,694,795	$13,386,720,306

Other Information
Shares
Sold	53,052,766	67,874,377
Issued in reinvestment of distributions	417,625	77,408,312
Redeemed	(37,221,796)	(86,483,750)
Net increase (decrease)	16,248,595	58,798,939

Consolidated Financial Highlights
Fidelity® Series Opportunistic Insights Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.52	$24.19	$18.86	$14.31	$20.74	$20.25
Income from Investment Operations
Net investment income (loss) A,B	.09	.18	.16	.19	.20	.14
Net realized and unrealized gain (loss)	2.86	5.50	6.76	4.55	(5.44)	4.79
Total from investment operations	2.95	5.68	6.92	4.74	(5.24)	4.93
Distributions from net investment income	-	(.19)	(.18)	(.19)	(.18)	(.20)
Distributions from net realized gain	(.02)	(4.16)	(1.42)	-	(1.00)	(4.24)
Total distributions	(.02)	(4.35)	(1.59) C	(.19)	(1.19) C	(4.44)
Net asset value, end of period	$28.45	$25.52	$24.19	$18.86	$14.31	$20.74
Total Return D,E	11.57%	23.60%	36.35%	33.20%	(25.73)%	24.81%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	.70% I	.67%	.70%	1.17%	1.23%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$15,385,695	$13,386,720	$11,265,137	$9,385,259	$8,068,233	$8,020,606
Portfolio turnover rate J	47 % I	49%	23%	29%	36%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$67,667,339	Recovery value	Recovery value	$0.00 - $0.20 / $0.20	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 54.1 / 9.9	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	15.5 - 23.3 / 19.2	Increase
			Enterprise value/Net income multiple (EV/NI)	13.5 - 28.0 / 21.0	Increase
		Black scholes	Discount rate	3.8% - 4.2% / 3.8%	Increase
			Term	3.0 - 5.0 / 5.0	Increase
			Volatility	70.0% - 80.0% / 80.0%	Increase
Convertible Corporate Bonds	$283,374	Market comparable	Enterprise value/Revenue multiple (EV/R)	16.0	Increase
			Discount rate	25.3%	Decrease
			Probabilty rate	0.0% - 70.0% / 26.7%	Increase
		Black scholes	Discount rate	3.7%	Increase
			Term	0.1 - 0.3 / 0.2	Increase
			Volatility	40.0% - 80.0% / 60.0%	Increase
Convertible Preferred Stocks	$163,983,446	Market approach	Transaction price	$12.79 - $338.31 / $229.16	Increase
			Discount rate	5.0%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.8 - 54.1 / 22.6	Increase
			Enterprise value/Gross profit multiple (EV/GP)	12.0	Increase
		Black scholes	Discount rate	4.2% - 4.3% / 4.2%	Increase
			Term	2.0 - 5.0 / 3.6	Increase
			Volatility	45.0% - 90.0% / 65.3%	Increase
Preferred Securities	$46,547	Recovery value	Recovery value	$2.65	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,993,988,452
Gross unrealized depreciation	(248,924,686)
Net unrealized appreciation (depreciation)	$8,745,063,766
Tax cost	$6,700,758,944

The Fund elected to defer to its next fiscal year approximately $6,224,500 of capital losses and $1,582,736 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Series Opportunistic Insights Fund	13,501,796.09

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Opportunistic Insights Fund	3,486,005,424	3,275,535,518
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Opportunistic Insights Fund	29,175

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Opportunistic Insights Fund	301,676,698	317,393,828	2,100,844
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Opportunistic Insights Fund	13,018	1,564	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Opportunistic Insights Fund	27,665,294
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,283.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Opportunistic Insights Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.951055.113
O1T-SANN-0826
Fidelity® Contrafund® K6

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Contrafund® K6
Consolidated Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	15,093	962,933
AUSTRALIA - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
DroneShield Ltd (b)(i)	6,105,286	10,269,199
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	141,363	45,886
TOTAL INDUSTRIALS		10,315,085
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	90,821	7,346,511
TOTAL AUSTRALIA		17,661,596
AUSTRIA - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Innio Group Holding GmbH	9,569	378,453
BELGIUM - 0.3%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV ADR (c)	29,345	2,418,028
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	314,798	94,238,307
TOTAL BELGIUM		96,656,335
BRAZIL - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras ADR	169,065	2,732,090
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (b)	3,361,254	44,906,354
Capital Markets - 0.0%
Banco BTG Pactual SA unit	147,903	1,549,711
TOTAL FINANCIALS		46,456,065
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	96,069	10,806,873
TOTAL BRAZIL		59,995,028
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	136,211	2,161,896
CANADA - 1.9%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Dollarama Inc	384,997	50,931,174
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc	70,679	5,126,564
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	5,351	590,052
Groupe Dynamite Inc Subordinate Voting Shares	115,161	4,347,414
		4,937,466
TOTAL CONSUMER DISCRETIONARY		60,995,204
Consumer Staples - 0.0%
Food Products - 0.0%
Premium Brands Holdings Corp	19,898	1,179,920
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp (United States)	31,992	3,258,705
Canadian Natural Resources Ltd (c)	363,880	14,398,692
Cenovus Energy Inc	193,196	4,793,631
Imperial Oil Ltd	1,136,103	127,576,778
PrairieSky Royalty Ltd	22,850	511,376
Suncor Energy Inc	142,230	7,651,788
TOTAL ENERGY		158,190,970
Financials - 0.3%
Banks - 0.2%
Royal Bank of Canada	221,292	45,823,399
Toronto Dominion Bank	30,747	3,738,419
		49,561,818
Insurance - 0.1%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	11,879	19,538,599
Intact Financial Corp	136,021	28,073,123
		47,611,722
TOTAL FINANCIALS		97,173,540
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	71,293	4,303,245
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	62,461	22,779,713
IT Services - 0.5%
Shopify Inc Class A (b)	1,611,236	184,339,259
TOTAL INFORMATION TECHNOLOGY		207,118,972
Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA	136,378	21,189,675
Alamos Gold Inc Class A	12,117	367,376
Barrick Mining Corp (United States)	219,941	8,078,433
Franco-Nevada Corp	545,551	113,833,885
G Mining Ventures Corp (b)	185,050	5,418,739
High Power Exploration Inc (b)(d)(e)	2,010,004	2,552,705
Lundin Gold Inc	246,550	13,300,575
Novagold Resources Inc (b)	125,004	747,424
Orla Mining Ltd	456,307	4,462,526
TOTAL MATERIALS		169,951,338
TOTAL CANADA		698,913,189
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	71,681	1,746,727
CHINA - 0.4%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	651,627	35,958,445
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	3,391,441	31,424,817
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Wuxi Apptec Co Ltd H Shares (h)(i)	68,490	1,342,231
Industrials - 0.1%
Electrical Equipment - 0.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	738,249	42,913,464
Information Technology - 0.0%
Software - 0.0%
Knowledge Atlas Technology JSC Ltd H Shares (c)	16,044	4,304,121
Materials - 0.1%
Metals & Mining - 0.1%
Zijin Mining Group Co Ltd H Shares	7,822,920	27,330,372
TOTAL CHINA		143,273,450
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(c)	2,804,454	21,968,965
DENMARK - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Chemometec A/S	109,914	6,085,751
FINLAND - 0.4%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	808,190	27,349,149
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj	9,309,113	124,148,466
TOTAL FINLAND		151,497,615
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Kering SA	207,091	58,579,172
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	28,489	5,349,428
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	7,660	2,513,664
TOTAL FRANCE		66,442,264
GERMANY - 0.2%
Financials - 0.0%
Insurance - 0.0%
Allianz SE	2,121	1,003,971
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)	702,387	65,357,111
TOTAL GERMANY		66,361,082
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Bullish (c)	1,379,176	32,314,094
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	797,130	27,006,764
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	26,764	1,732,969
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (e)	45,800	6,183,000
TOTAL ITALY		7,915,969
JAPAN - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	173,540	879,595
Specialty Retail - 0.1%
Fast Retailing Co Ltd	27,813	14,249,834
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	341,014	9,275,141
TOTAL CONSUMER DISCRETIONARY		24,404,570
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc	36,822	1,443,387
Insurance - 0.0%
Tokio Marine Holdings Inc	73,892	3,248,944
TOTAL FINANCIALS		4,692,331
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Hoya Corp	210,787	34,000,235
Industrials - 0.0%
Electrical Equipment - 0.0%
Furukawa Electric Co Ltd	303,740	9,135,646
Industrial Conglomerates - 0.0%
Hitachi Ltd	101,739	2,815,739
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	334,517	7,601,129
Trading Companies & Distributors - 0.0%
ITOCHU Corp	189,054	2,157,606
TOTAL INDUSTRIALS		21,710,120
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	29,662	6,102,317
TOTAL JAPAN		90,909,573
KOREA (SOUTH) - 1.2%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Hyundai Motor Co	97,880	31,931,760
Kia Corp	13,814	1,248,680
		33,180,440
Broadline Retail - 0.0%
Coupang Inc Class A (b)	554,852	9,637,779
TOTAL CONSUMER DISCRETIONARY		42,818,219
Consumer Staples - 0.0%
Personal Care Products - 0.0%
APR Corp/Korea	33,410	8,389,759
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
SK Hynix Inc	212,598	375,456,914
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	18,365	4,078,512
TOTAL INFORMATION TECHNOLOGY		379,535,426
TOTAL KOREA (SOUTH)		430,743,404
NETHERLANDS - 1.1%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	45,371	42,093,853
Newamsterdam Pharma Co NV (b)	369,832	12,533,606
uniQure NV (b)	45,200	2,081,912
TOTAL HEALTH CARE		56,709,371
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASM International NV	73,608	84,146,553
ASML Holding NV depository receipt	113,481	225,763,641
BE Semiconductor Industries NV	151,186	49,595,125
TOTAL INFORMATION TECHNOLOGY		359,505,319
TOTAL NETHERLANDS		416,214,690
SINGAPORE - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	285,260	27,336,466
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	843,919	11,713,475
SWEDEN - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	96,250	1,079,415
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	158,549	5,615,806
TAIWAN - 1.9%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	63,000	3,866,540
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
eMemory Technology Inc	54,000	5,094,065
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,481,083	707,320,808
TOTAL INFORMATION TECHNOLOGY		712,414,873
TOTAL TAIWAN		716,281,413
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	14,594	8,202,996
UNITED KINGDOM - 0.9%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Games Workshop Group PLC	2,807	804,242
Consumer Staples - 0.7%
Tobacco - 0.7%
British American Tobacco PLC	3,728,015	230,700,645
British American Tobacco PLC ADR	95,901	5,922,845
TOTAL CONSUMER STAPLES		236,623,490
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	190,864	12,654,283
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd (b)(d)(e)	4,139,223	11,584,897
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)(e)	8,500	11,712,490
TOTAL FINANCIALS		23,297,387
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC (United States)	9,004	1,707,338
GSK PLC	1,714,385	45,007,582
TOTAL HEALTH CARE		46,714,920
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC	613,673	11,763,892
Electrical Equipment - 0.0%
Dpc Holdings Ltd	7,500	367,950
TOTAL INDUSTRIALS		12,131,842
TOTAL UNITED KINGDOM		332,226,164
UNITED STATES - 88.8%
Communication Services - 20.5%
Diversified Telecommunication Services - 4.9%
Space Exploration Technologies Corp (f)	10,458,171	1,786,883,097
Space Exploration Technologies Corp (f)	52,125	8,460,774
Space Exploration Technologies Corp Class A	184,700	31,557,842
		1,826,901,713
Entertainment - 1.2%
Liberty Media Corp-Liberty Formula One Class C (b)	47,508	4,519,911
Live Nation Entertainment Inc (b)(c)	1,012,084	185,322,701
Netflix Inc (b)	2,602,545	185,821,714
ROBLOX Corp Class A (b)	1,679,996	91,358,182
Warner Bros Discovery Inc (b)	171,956	4,584,347
		471,606,855
Interactive Media & Services - 14.4%
Alphabet Inc Class A	4,650,570	1,661,974,201
Alphabet Inc Class C	2,981,060	1,053,297,930
Epic Games Inc (b)(d)(e)	14,010	6,184,574
Meta Platforms Inc Class A	4,717,145	2,657,120,607
Reddit Inc Class A (b)	41,012	7,118,863
Reddit Inc Class B (b)	29,136	5,057,427
		5,390,753,602
Media - 0.0%
Omnicom Group Inc	90,819	6,614,347
TOTAL COMMUNICATION SERVICES		7,695,876,517
Consumer Discretionary - 9.1%
Automobiles - 0.1%
General Motors Co	80,333	6,192,068
Rad Power Bikes Inc (b)(d)(e)	331,574	3
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	389,358	4
Tesla Inc (b)	32,068	13,487,801
Waymo LLC Class B (d)(e)	9,400	1,544,608
		21,224,484
Broadline Retail - 5.8%
Amazon.com Inc (b)	8,786,062	2,094,070,017
eBay Inc	749,474	83,753,720
		2,177,823,737
Hotels, Restaurants & Leisure - 0.6%
Airbnb Inc Class A (b)	118,874	17,010,869
Cava Group Inc (b)(c)	52,455	4,116,668
Chipotle Mexican Grill Inc (b)	423,195	14,388,630
Dutch Bros Inc Class A (b)(c)	1,003,543	72,064,424
Hilton Worldwide Holdings Inc	188,537	62,303,937
Starbucks Corp	174,248	17,806,403
Viking Holdings Ltd (b)	211,563	22,144,299
Wingstop Inc (c)	175,841	30,492,588
		240,327,818
Household Durables - 0.3%
DR Horton Inc	599,308	97,615,287
PulteGroup Inc	7,800	1,070,238
SharkNinja Inc (b)	145,957	22,224,872
		120,910,397
Specialty Retail - 2.2%
Burlington Stores Inc (b)	9,832	3,114,777
Fanatics Inc Class A (b)(d)(e)	332,480	31,276,394
Floor & Decor Holdings Inc Class A (b)(c)	1,263,264	74,987,351
Home Depot Inc/The	628,866	221,788,461
Lowe's Cos Inc	1,903,643	419,734,245
Murphy USA Inc	1,917	1,033,013
O'Reilly Automotive Inc (b)	122,673	11,296,957
Ross Stores Inc	38,341	8,160,882
TJX Cos Inc/The	362,584	54,931,476
Urban Outfitters Inc (b)	75,187	5,327,751
Williams-Sonoma Inc	28,389	6,617,476
		838,268,783
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	19,708	1,956,807
Ralph Lauren Corp Class A	42,383	17,012,960
		18,969,767
TOTAL CONSUMER DISCRETIONARY		3,417,524,986
Consumer Staples - 3.2%
Beverages - 0.7%
Coca-Cola Co/The	3,250,377	264,158,139
Consumer Staples Distribution & Retail - 1.2%
Casey's General Stores Inc	15,838	12,587,884
Chobani Inc Class A (d)(e)(g)	2,752	12,584,263
Costco Wholesale Corp	116,530	109,010,319
Dollar Tree Inc (b)	2,335,233	282,446,432
Walmart Inc	100,131	11,340,837
		427,969,735
Food Products - 0.1%
Hershey Co/The	306,422	53,761,740
Smithfield Foods Inc	3,791	91,970
		53,853,710
Household Products - 0.0%
Kimberly-Clark Corp	21,599	2,370,922
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	248,974	19,656,497
Tobacco - 1.1%
JUUL Labs Inc Class A (b)(d)(e)	5,826,889	11,071,089
Philip Morris International Inc	2,227,864	403,042,876
		414,113,965
TOTAL CONSUMER STAPLES		1,182,122,968
Energy - 2.3%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	66,371	3,683,591
SLB Ltd	2,340,241	108,797,804
		112,481,395
Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy Inc	138,439	33,088,305
Chevron Corp	174,603	28,942,193
ConocoPhillips	185,764	19,312,025
Diamondback Energy Inc	5,061	889,623
Excelerate Energy Inc Class A	2,322	88,213
Exxon Mobil Corp	3,299,881	451,159,731
Marathon Petroleum Corp	90,229	23,068,848
Phillips 66	81,710	13,813,076
Shell PLC ADR	322,969	25,043,016
Valero Energy Corp	521,882	135,918,948
		731,323,978
TOTAL ENERGY		843,805,373
Financials - 10.4%
Banks - 0.7%
Citigroup Inc	573,485	80,264,961
East West Bancorp Inc	17,200	2,220,347
JPMorgan Chase & Co	570,769	186,829,817
Wells Fargo & Co	131,973	10,906,249
		280,221,374
Capital Markets - 2.6%
Bank of New York Mellon Corp/The	1,036,644	149,909,089
Cboe Global Markets Inc	301,141	73,077,886
Charles Schwab Corp/The	457,047	42,171,727
Evercore Inc Class A	10,799	3,687,211
Goldman Sachs Group Inc/The	195,926	198,153,679
Interactive Brokers Group Inc Class A	99,707	8,678,497
Moody's Corp	259,003	117,307,639
Morgan Stanley	1,625,957	339,890,051
Robinhood Markets Inc Class A (b)	217,811	21,842,087
Tulco LLC (b)(d)(e)(g)	1,552	602,409
		955,320,275
Consumer Finance - 0.4%
American Express Co	440,202	148,898,327
Figure Technology Solutions Inc Class A (c)	352,348	10,820,606
		159,718,933
Financial Services - 5.3%
Apollo Global Management Inc	325,332	38,490,029
Berkshire Hathaway Inc Class A (b)	1,919	1,437,043,150
Mastercard Inc Class A	53,404	27,428,294
Remitly Global Inc (b)	57,052	1,278,535
Rocket Cos Inc Class A (b)(c)	3,519,337	55,429,558
Stripe Global Holdings Inc Class B (d)	75,100	4,731,300
Toast Inc Class A (b)	2,885,319	80,269,575
Visa Inc Class A	930,595	319,277,839
		1,963,948,280
Insurance - 1.4%
Arthur J Gallagher & Co	1,075,566	246,917,687
Chubb Ltd	31,342	10,679,473
Progressive Corp/The	1,071,417	234,051,044
Travelers Companies Inc/The	88,685	29,276,692
		520,924,896
TOTAL FINANCIALS		3,880,133,758
Health Care - 8.2%
Biotechnology - 2.3%
AbbVie Inc	4,200	1,056,888
Alnylam Pharmaceuticals Inc (b)	42,996	12,943,086
Apogee Therapeutics Inc (b)	41,022	5,444,850
BeOne Medicines Ltd ADR (b)	22,782	6,492,187
Biogen Inc (b)	1,075,723	232,420,711
BioMarin Pharmaceutical Inc (b)	543,083	31,075,209
Caris Life Sciences Inc (b)	652,230	11,622,739
Eikon Therapeutics Inc (b)(c)	265,469	3,464,370
Gilead Sciences Inc	2,453,569	309,983,908
Immunome Inc (b)	57,334	1,214,907
Immunovant Inc (b)	116,668	4,495,218
Insmed Inc (b)	31,638	3,373,244
Kiniksa Pharmaceuticals International Plc Class A (b)	22,331	1,428,067
Kymera Therapeutics Inc (b)	81,026	9,291,251
Legend Biotech Corp ADR (b)	91,300	2,636,744
Mirum Pharmaceuticals Inc (b)	5,183	606,774
Moderna Inc (b)	944,799	66,164,274
Natera Inc (b)	346,893	94,164,105
Oruka Therapeutics Inc (b)	38,715	3,684,507
Praxis Precision Medicines Inc (b)	3,178	1,063,963
Revolution Medicines Inc (b)	99,833	18,696,724
Roivant Sciences Ltd (b)	704,762	24,941,527
Spyre Therapeutics Inc (b)	61,890	5,494,594
Tango Therapeutics Inc (b)	80,000	2,500,800
United Therapeutics Corp (b)	6,726	3,644,349
Viking Therapeutics Inc (b)	28,300	1,103,983
XOMA Royalty Corp (b)(c)	199,882	8,494,985
		867,503,964
Health Care Equipment & Supplies - 0.8%
Align Technology Inc (b)	514,076	86,704,058
Boston Scientific Corp (b)	1,135,071	48,444,830
Glaukos Corp (b)	3,616	505,372
IDEXX Laboratories Inc (b)	66,290	34,897,708
Insulet Corp (b)	3,612	549,927
Intuitive Surgical Inc (b)	66,410	26,409,929
Medline Inc Class A (c)	2,948,399	116,284,857
		313,796,681
Health Care Providers & Services - 0.7%
CVS Health Corp	31,300	3,237,985
Guardant Health Inc (b)	7,300	1,095,219
HCA Healthcare Inc	73,826	28,784,019
Tenet Healthcare Corp (b)	48,980	9,163,178
UnitedHealth Group Inc	495,492	205,941,340
		248,221,741
Life Sciences Tools & Services - 2.2%
Bio-Techne Corp	1,052,689	74,372,478
Charles River Laboratories International Inc (b)	390,214	88,496,633
Danaher Corp	1,093,094	208,212,545
Illumina Inc (b)	62,206	10,937,681
Thermo Fisher Scientific Inc	665,054	333,431,473
Veterinary Emergency Group (b)(d)(e)(g)	248,592	24,332,185
Waters Corp (b)	2,900	1,087,616
West Pharmaceutical Services Inc	199,321	71,556,239
		812,426,850
Pharmaceuticals - 2.2%
Corcept Therapeutics Inc (b)	283,633	24,661,889
Elanco Animal Health Inc (b)	100,381	2,470,376
Eli Lilly & Co	619,236	742,730,236
Eli Lilly & Co rights (b)(d)	268,994	672,485
Jazz Pharmaceuticals PLC (b)	47,689	11,491,618
Johnson & Johnson	4,236	1,075,817
Kardigan Inc (f)	253,634	6,049,171
Kardigan Inc	229,693	5,478,178
Merck & Co Inc	7,544	969,404
Roche Holding AG	11,800	4,860,198
Structure Therapeutics Inc ADR (b)	63,742	3,421,033
VeraDermics Inc	10,320	1,268,741
Zevra Therapeutics Inc (b)(c)	629,808	9,031,447
		814,180,593
TOTAL HEALTH CARE		3,056,129,829
Industrials - 7.5%
Aerospace & Defense - 2.9%
Anduril Industries Inc Class B (d)(e)	3,798	261,872
Anduril Industries Inc Class C (d)(e)	2	138
ATI Inc (b)	31,747	6,257,334
Axon Enterprise Inc (b)	67,520	37,852,387
Beta Technologies Inc (h)	168,303	2,819,075
Beta Technologies Inc Class A (b)(c)	946,101	15,847,192
Boeing Co (b)	1,274,336	275,855,514
Carpenter Technology Corp	194,969	120,264,678
GE Aerospace	1,121,042	418,967,027
General Dynamics Corp	17,515	6,204,514
Howmet Aerospace Inc	399,453	107,396,934
Karman Holdings Inc (b)(c)	146,226	7,299,602
Loar Holdings Inc (b)(c)	5,069	408,612
Relativity Space Inc (b)(d)(e)	8,280	8,777
Relativity Space Inc warrants 11/1/2030 (b)(d)(e)	341	343
Rocket Lab Corp (b)(c)	54,451	5,534,944
Woodward Inc	76,806	32,676,345
		1,037,655,288
Air Freight & Logistics - 0.0%
FedEx Corp	21,942	6,870,699
Zipline International Inc (b)(d)(e)	87,466	4,920,837
		11,791,536
Building Products - 0.5%
Madison Air Solutions Corp Class A (c)	741,846	28,931,994
Simpson Manufacturing Co Inc	86,593	18,128,244
Trane Technologies PLC	256,223	125,846,489
		172,906,727
Commercial Services & Supplies - 0.3%
Clean Harbors Inc (b)	347,116	103,700,905
GFL Environmental Inc Subordinate Voting Shares	542,939	19,964,230
		123,665,135
Construction & Engineering - 0.0%
API Group Corp (b)	139,278	5,898,423
Comfort Systems USA Inc	3,685	7,303,486
		13,201,909
Electrical Equipment - 0.9%
Eaton Corp PLC	28,639	12,203,651
Forgent Power Solutions Inc Class A	151,806	8,479,883
GE Vernova Inc	260,448	305,989,937
Nextpower Inc Class A (b)	44,045	5,247,521
nVent Electric PLC	9,497	1,610,786
Vertiv Holdings Co Class A	27,719	9,280,876
		342,812,654
Ground Transportation - 0.6%
Fedex Freight Holding Co Inc	10,256	1,548,656
Old Dominion Freight Line Inc	824,122	178,504,825
XPO Inc (b)	147,086	30,195,285
		210,248,766
Industrial Conglomerates - 0.1%
3M Co	158,359	25,639,906
Machinery - 1.9%
Caterpillar Inc	2,262	2,408,804
Cummins Inc	1,500	1,069,815
Deere & Co	521,041	330,511,938
Ingersoll Rand Inc	805,188	66,017,364
PACCAR Inc	44,778	5,378,733
Parker-Hannifin Corp	98,117	95,970,200
RBC Bearings Inc (b)	24,020	15,470,321
Symbotic Inc Class A (b)(c)	98,610	4,432,520
Westinghouse Air Brake Technologies Corp	738,902	199,207,979
		720,467,674
Passenger Airlines - 0.0%
Delta Air Lines Inc	108,692	10,180,093
United Airlines Holdings Inc (b)	16,700	2,271,033
		12,451,126
Professional Services - 0.0%
UL Solutions Inc Class A (c)	72,331	7,367,635
Trading Companies & Distributors - 0.3%
Ferguson Enterprises Inc	498,384	118,281,475
WW Grainger Inc	4,406	5,993,922
		124,275,397
TOTAL INDUSTRIALS		2,802,483,753
Information Technology - 26.5%
Communications Equipment - 0.6%
Arista Networks Inc (b)	1,403,195	238,374,767
Cisco Systems Inc	3,533	414,986
F5 Inc (b)	2,908	1,209,612
Lumentum Holdings Inc (b)	1,707	1,464,708
		241,464,073
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp Class A	4,211,038	742,490,221
Coherent Corp (b)	160,575	63,342,020
Corning Inc	99,493	25,413,497
Flex Ltd (b)	43,460	7,043,562
Jabil Inc	25,943	10,000,508
Keysight Technologies Inc (b)	10,032	3,511,902
Sanmina Corp (b)	29,754	7,530,142
TD SYNNEX Corp	31,389	8,391,535
		867,723,387
IT Services - 0.1%
Cloudflare Inc Class A (b)	53,014	13,003,274
Okta Inc Class A (b)	18,855	2,572,765
Snowflake Inc (b)	13,193	3,357,619
Twilio Inc Class A (b)	4,977	1,026,903
		19,960,561
Semiconductors & Semiconductor Equipment - 17.3%
Advanced Micro Devices Inc (b)	109,367	63,532,384
Analog Devices Inc	78,589	31,213,193
Applied Materials Inc	30,855	22,308,165
ARM Holdings PLC ADR (b)	32,966	11,688,755
Astera Labs Inc (b)	86,485	41,773,985
Axcelis Technologies Inc (b)	86,378	16,364,312
Broadcom Inc	2,275,286	859,489,287
Cerebras Systems Inc Class A (b)(c)	122,868	27,153,828
Cerebras Systems Inc Class B (f)	736,400	162,744,400
Intel Corp (b)	2,642,592	368,985,121
KLA Corp	1,288,959	388,891,820
Lam Research Corp	128,301	55,596,672
MACOM Technology Solutions Holdings Inc (b)	29,585	11,253,246
Marvell Technology Inc	28,755	8,565,827
Micron Technology Inc	317,527	366,518,241
Monolithic Power Systems Inc	18,301	25,298,570
NVIDIA Corp	19,796,244	3,961,030,462
SiTime Corp (b)	20,277	15,117,720
Teradyne Inc	9,014	4,361,334
		6,441,887,322
Software - 3.5%
Applied Intuition Inc Class A (b)(d)(e)	38,256	3,755,209
AppLovin Corp Class A (b)	19,735	10,168,064
Cadence Design Systems Inc (b)	54,624	20,501,480
Canva Inc Class A (b)(d)(e)	38,300	48,665,129
Carbon Inc (b)(d)(e)	17,122	24,142
Crowdstrike Holdings Inc Class A (b)	53,660	40,950,092
Datadog Inc Class A (b)	10,774	2,805,119
Figma Inc Class A (c)	710,458	12,852,185
Fortinet Inc (b)	45,102	6,928,569
Gusto Inc (b)(d)(e)	50,300	1,100,061
JFrog Ltd (b)	15,732	1,429,724
Microsoft Corp	2,143,230	799,467,656
OpenAI Group Pbc Class A (d)(e)	5,500	3,782,295
Palantir Technologies Inc Class A (b)	23,175	2,703,827
Palo Alto Networks Inc (b)	556,684	189,840,378
Rubrik Inc Class A (b)	28,105	2,256,269
Samsara Inc Class A (b)(c)	1,576,952	51,140,553
ServiceTitan Inc Class A (b)(c)	515,489	36,450,227
Synopsys Inc (b)	196,948	87,852,594
Tanium Inc Class B (b)(d)(e)	449,538	3,362,544
Via Transportation Inc Class A (b)(c)	18,627	337,894
		1,326,374,011
Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc	3,173,743	918,354,275
Dell Technologies Inc Class C	102,866	44,382,564
Seagate Technology Holdings PLC	10,525	10,156,625
Western Digital Corp	68,939	44,032,718
		1,016,926,182
TOTAL INFORMATION TECHNOLOGY		9,914,335,536
Materials - 1.1%
Chemicals - 1.0%
CF Industries Holdings Inc	17,438	1,887,838
Corteva Inc	2,135,956	180,894,114
Element Solutions Inc	27,131	1,295,505
Linde PLC	17,095	8,871,279
Sherwin-Williams Co/The	511,151	175,999,512
		368,948,248
Metals & Mining - 0.1%
Illuminated Holdings Inc (b)(d)(e)	70,024	1,925,660
Ivanhoe Electric Inc / US (b)	621,196	5,969,694
Nucor Corp	20,735	4,618,721
Steel Dynamics Inc	200,887	46,095,531
		58,609,606
TOTAL MATERIALS		427,557,854
Real Estate - 0.0%
Health Care REITs - 0.0%
Welltower Inc	126,160	28,634,535
Industrial REITs - 0.0%
Prologis Inc	15,516	2,101,953
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	8,600	1,158,334
TOTAL REAL ESTATE		31,894,822
Utilities - 0.0%
Electric Utilities - 0.0%
American Electric Power Co Inc	15,964	2,184,035
Entergy Corp	56,761	6,519,568
NRG Energy Inc	2,180	318,411
		9,022,014
Independent Power and Renewable Electricity Producers - 0.0%
Fervo Energy Co Class A (b)(c)	72,561	2,120,958
TOTAL UTILITIES		11,142,972
TOTAL UNITED STATES		33,263,008,368
TOTAL COMMON STOCKS (Cost $17,250,394,960)		36,704,673,881

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e)	729,800	853,866
Information Technology - 0.0%
Software - 0.0%
Asapp Inc 8% 3/13/2028 (d)(e)(j)	432,300	541,283
TOTAL UNITED STATES		1,395,149
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,162,100)		1,395,149

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (b)(d)(e)	1,289,012	2,719,815
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(e)	80,736	25,638,524
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (b)(d)(e)	146,300	3,531,682
UNITED STATES - 1.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(d)(e)	43,228	0
Rad Power Bikes Inc Series C (b)(d)(e)	170,098	1
Rad Power Bikes Inc Series D (b)(d)(e)	404,900	4
Waymo LLC Series D-2 (d)(e)	33,500	5,504,720
		5,504,725
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(e)	27,000	634,770
TOTAL CONSUMER DISCRETIONARY		6,139,495
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	8,352	399,226
GoBrands Inc Series H (b)(d)(e)	11,788	722,604
TOTAL CONSUMER STAPLES		1,121,830
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series B1 (b)(d)(e)	57,282	1,934,986
Stripe Global Holdings Inc Series H (d)(e)	19,400	1,222,200
Stripe Global Holdings Inc Series H (d)	9,600	604,800
Stripe Global Holdings Inc Series I (d)(e)	321,951	20,282,913
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	63,948	5,442,614
TOTAL FINANCIALS		29,487,513
Health Care - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	486,500	895,160
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(d)(e)	190,800	1,692,396
Lyra Health Inc Series F (b)(d)(e)	11,519	102,173
Somatus Inc Series E (b)(d)(e)	2,766	3,549,193
		5,343,762
Health Care Technology - 0.1%
Oura Inc Series E (d)(e)	246,902	14,186,989
TOTAL HEALTH CARE		20,425,911
Industrials - 0.1%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (b)(d)(e)	35,200	2,427,040
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(d)(e)	178,019	10,015,349
Zipline International Inc Series F (b)(d)(e)	286,824	16,136,718
Zipline International Inc Series G (b)(d)(e)	190,338	10,708,416
Zipline International Inc Series H (d)(e)	58,800	3,308,088
		40,168,571
TOTAL INDUSTRIALS		42,595,611
Information Technology - 0.9%
Software - 0.9%
Anthropic PBC Series E (b)(d)(e)	46,100	27,153,361
Anthropic PBC Series F (d)(e)	130,800	77,042,509
Anthropic PBC Series G (d)(e)	113,200	66,675,932
Anthropic PBC Series H (d)(e)	7,800	4,594,278
Applied Intuition Inc Series A2 (b)(d)(e)	45,533	4,469,519
Applied Intuition Inc Series B2 (b)(d)(e)	21,955	2,155,103
Asapp Inc Series C (b)(d)(e)	204,122	326,595
Canva Inc Series A (b)(d)(e)	3,132	3,979,613
Canva Inc Series A2 (b)(d)(e)	568	721,718
Databricks Inc Series L (d)(e)	116,100	23,117,832
Gusto Inc Series D (b)(d)(e)	184,203	4,028,520
Gusto Inc Series E (b)(d)(e)	28,063	613,737
MOLOCO Inc Series A (b)(d)(e)	95,881	7,380,919
Nuro Inc/DE Series C (b)(d)(e)	405,967	4,656,441
Nuro Inc/DE Series D (b)(d)(e)	114,603	1,512,760
Nuro Inc/DE Series E (b)(d)(e)	229,500	2,618,595
OpenAI Group Pbc Series A-2 (d)(e)	95,410	65,612,504
OpenAI Group Pbc Series A-3 (d)(e)	37,046	25,476,164
Physical Intelligence Inc Series B (d)(e)	3,300	1,529,616
Physical Intelligence Inc Series C (d)(e)	347	174,385
World Labs Technologies Inc Series C (d)(e)	30,400	9,532,528
World Labs Technologies Inc Series C PRIME (d)(e)	17,968	6,033,834
TOTAL INFORMATION TECHNOLOGY		339,406,463
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series E2 (d)(e)	155,200	4,268,000
TOTAL UNITED STATES		443,444,823
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $249,291,542)		475,334,844

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e) (Cost $389,358)	389,358	120,299

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	302,231,904	302,292,350
Fidelity Securities Lending Cash Central Fund (k)(l)	3.69	308,879,736	308,910,624
TOTAL MONEY MARKET FUNDS (Cost $611,200,435)			611,202,974

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $18,112,438,395)	37,792,727,147
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(337,984,197)
NET ASSETS - 100.0%	37,454,742,950

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $663,681,120 or 1.8% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,964,137,442 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,161,306 or 0.0% of net assets.

(i)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,611,430 or 0.0% of net assets.

(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/2021	1,043,677

Anduril Industries Inc Class B	6/16/2025	155,273

Anduril Industries Inc Class C	6/16/2025	81

Anduril Industries Inc Series G	4/17/2025	1,439,074

Anthropic PBC Series E	2/14/2025	2,585,588

Anthropic PBC Series F	8/18/2025	18,438,562

Anthropic PBC Series G	1/27/2026	29,334,241

Anthropic PBC Series H	5/28/2026	4,594,274

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	2,535,018

Applied Intuition Inc Series A2	7/2/2024	2,718,088

Applied Intuition Inc Series B2	7/2/2024	1,310,601

Asapp Inc 8% 3/13/2028	3/13/2026	432,300

Asapp Inc Series C	4/30/2021	1,346,613

Bending Spoons SpA Class C	10/9/2025	4,040,922

Bytedance Ltd Series E1	11/18/2020	8,846,581

Canva Inc Class A	3/18/2024 - 11/12/2025	50,414,522

Canva Inc Series A	9/22/2023	3,340,783

Canva Inc Series A2	9/22/2023	605,863

Carbon Inc	12/15/2017 - 3/22/2019	431,777

Chobani Inc Class A	10/14/2025	12,263,885

Databricks Inc Series L	12/18/2025	22,059,000

Discord Inc Series I	9/15/2021	1,486,686

Element Labs Inc Series B	6/27/2025	1,284,353

ElevateBio LLC Series C	3/9/2021	2,040,868

Epic Games Inc	7/13/2020 - 7/30/2020	8,055,750

Fanatics Inc Class A	8/13/2020 - 12/15/2021	12,844,485

GoBrands Inc Series G	3/2/2021	2,085,639

GoBrands Inc Series H	7/22/2021	4,579,527

Gusto Inc	10/1/2021	1,448,054

Gusto Inc Series D	7/16/2019	2,452,184

Gusto Inc Series E	7/13/2021	852,984

High Power Exploration Inc	6/3/2024	2,653,205

High Power Exploration Inc Series A	11/15/2019 - 3/4/2021	5,739,322

Illuminated Holdings Inc	1/9/2026	1,045,026

Illuminated Holdings Inc Series E2	1/9/2026	2,316,165

JUUL Labs Inc Class A	11/4/2025	11,059,260

Lyra Health Inc Series E	1/14/2021	1,747,079

Lyra Health Inc Series F	6/4/2021	180,899

MOLOCO Inc Series A	6/26/2023	5,752,860

Nuro Inc/DE Series C	10/30/2020	5,299,737

Nuro Inc/DE Series D	10/29/2021	2,388,982

Nuro Inc/DE Series E	4/1/2025	2,936,106

OpenAI Group Pbc Class A	9/3/2025	2,365,000

OpenAI Group Pbc Series A-2	9/30/2024	17,923,456

OpenAI Group Pbc Series A-3	4/11/2025	11,368,444

Oura Inc Series E	9/24/2025	13,226,540

Physical Intelligence Inc Series B	10/24/2025	896,146

Physical Intelligence Inc Series C	5/28/2026	174,508

Rad Power Bikes Inc	1/21/2021	1,599,460

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	389,358

Rad Power Bikes Inc Series A	1/21/2021	208,524

Rad Power Bikes Inc Series C	1/21/2021	820,526

Rad Power Bikes Inc Series D	9/17/2021	3,880,481

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc	11/20/2020 - 11/14/2023	11,930,719

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Revolut Group Holdings Ltd	1/28/2026	11,985,811

Somatus Inc Series E	1/31/2022	2,413,708

Starling Bank Ltd	6/18/2021 - 4/5/2022	8,226,276

Stripe Global Holdings Inc Series H	3/15/2021	778,425

Stripe Global Holdings Inc Series I	3/20/2023 - 5/12/2023	6,482,207

Tanium Inc Class B	9/18/2020	5,122,575

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	729,800

Tenstorrent Holdings Inc Series C1	4/23/2021	3,801,992

Tulco LLC	8/24/2017 - 9/7/2018	651,224

Veterinary Emergency Group	9/16/2021 - 10/2/2024	11,147,486

Waymo LLC Class B	4/22/2026	1,544,569

Waymo LLC Series D-2	2/2/2026	5,504,583

World Labs Technologies Inc Series C	2/17/2026	7,911,250

World Labs Technologies Inc Series C PRIME	2/17/2026	6,078,756

Zipline International Inc	10/12/2021	3,148,776

Zipline International Inc Series E	12/21/2020	5,808,653

Zipline International Inc Series F	4/11/2023	11,529,494

Zipline International Inc Series G	6/7/2024	7,983,975

Zipline International Inc Series H	12/3/2025	3,308,338

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Kardigan Inc	12/15/2026

Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp	12/8/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	363,221,728	3,637,598,766	3,698,523,687	4,447,605	(22,010)	17,553	302,292,350	302,231,904	0.5%
Fidelity Securities Lending Cash Central Fund	120,938,071	1,747,833,785	1,559,861,232	252,306	-	-	308,910,624	308,879,736	0.7%
Total	484,159,799	5,385,432,551	5,258,384,919	4,699,911	(22,010)	17,553	611,202,974

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	7,731,834,962	5,894,348,072	1,831,302,316	6,184,574
Consumer Discretionary	3,696,852,631	3,516,442,623	147,588,999	32,821,009
Consumer Staples	1,430,734,165	1,167,988,409	239,090,404	23,655,352
Energy	1,018,345,649	1,018,345,649	-	-
Financials	4,096,784,621	4,050,743,748	17,409,777	28,631,096
Health Care	3,397,237,192	3,281,826,106	90,406,416	25,004,670
Industrials	2,898,045,890	2,802,284,822	90,569,101	5,191,967
Information Technology	11,722,930,441	10,977,353,972	684,887,089	60,689,380
Materials	668,870,536	664,392,171	-	4,478,365
Real Estate	31,894,822	31,894,822	-	-
Utilities	11,142,972	11,142,972	-	-

Convertible Corporate Bonds
Financials	853,866	-	-	853,866
Information Technology	541,283	-	-	541,283

Convertible Preferred Stocks
Communication Services	25,638,524	-	-	25,638,524
Consumer Discretionary	6,139,495	-	-	6,139,495
Consumer Staples	1,121,830	-	-	1,121,830
Financials	29,487,513	-	-	29,487,513
Health Care	20,425,911	-	-	20,425,911
Industrials	46,127,293	-	-	46,127,293
Information Technology	339,406,463	-	-	339,406,463
Materials	6,987,815	-	-	6,987,815

Preferred Securities
Consumer Discretionary	120,299	-	-	120,299

Money Market Funds	611,202,974	611,202,974	-	-
Total Investments in Securities:	37,792,727,147	34,027,966,340	3,101,254,102	663,506,705
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2026 ($)
Common Stocks	1,013,928,592	-	(18,901,847)	17,296,400	(13,247,641)	-	-	(812,419,091)	186,656,413	(7,519,106)
Convertible Preferred Stocks	366,166,402	307	103,901,310	78,216,375	(72,949,550)	-	-	-	475,334,844	154,968,788
Convertible Corporate Bonds	-	-	233,049	1,162,100	-	-	-	-	1,395,149	233,049
Preferred Securities	83,321	-	36,978	-	-	-	-	-	120,299	36,978

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $503,078,796) - See accompanying schedule:
Unaffiliated issuers (cost $17,501,237,960)	$37,181,524,173
Fidelity Central Funds (cost $611,200,435)	611,202,974

Total Investment in Securities (cost $18,112,438,395)		$37,792,727,147
Cash		1,289,000
Restricted cash		21,970
Foreign currency held at value (cost $261,224)		259,854
Receivable for investments sold		119,541,974
Receivable for fund shares sold		15,213,687
Dividends receivable		13,241,260
Interest receivable		326,897
Distributions receivable from Fidelity Central Funds		833,438
Other receivables		600,849
Total assets		37,944,056,076
Liabilities
Payable for investments purchased	$109,506,274
Payable for fund shares redeemed	56,190,647
Accrued management fee	13,877,180
Other payables and accrued expenses	825,551
Collateral on securities loaned	308,913,474
Total liabilities		489,313,126
Net Assets		$37,454,742,950
Net Assets consist of:
Paid in capital		$14,218,373,255
Total accumulated earnings (loss)		23,236,369,695
Net Assets		$37,454,742,950
Net Asset Value, offering price and redemption price per share ($37,454,742,950 ÷ 1,007,018,253 shares)		$37.19
Consolidated Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$120,315,969
Interest		48,955
Income from Fidelity Central Funds (including $252,306 from security lending)		4,699,911
Security lending		139,891
Total income		125,204,726
Expenses
Management fee	$81,783,791
Independent trustees' fees and expenses	41,458
Interest	1,202
Total expenses before reductions	81,826,451
Expense reductions	(6,812)
Total expenses after reductions		81,819,639
Net Investment income (loss)		43,385,087
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,317,985,044
Redemptions in-kind	293,444,451
Fidelity Central Funds	(22,010)
Foreign currency transactions	(195,646)
Total net realized gain (loss)		3,611,211,839
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(410,074,174)
Fidelity Central Funds	17,553
Unfunded commitments	(465,580)
Assets and liabilities in foreign currencies	(36,129)
Total change in net unrealized appreciation (depreciation)		(410,558,330)
Net gain (loss)		3,200,653,509
Net increase (decrease) in net assets resulting from operations		$3,244,038,596
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,385,087	$59,590,975
Net realized gain (loss)	3,611,211,839	5,012,191,115
Change in net unrealized appreciation (depreciation)	(410,558,330)	2,032,638,521
Net increase (decrease) in net assets resulting from operations	3,244,038,596	7,104,420,611
Distributions to shareholders	(1,017,413,727)	(2,930,798,161)

Share transactions
Proceeds from sales of shares	2,749,563,551	6,842,090,732
Reinvestment of distributions	1,015,023,453	2,924,710,008
Cost of shares redeemed	(5,077,785,552)	(12,181,902,102)

Net increase (decrease) in net assets resulting from share transactions	(1,313,198,548)	(2,415,101,362)
Total increase (decrease) in net assets	913,426,321	1,758,521,088

Net Assets
Beginning of period	36,541,316,629	34,782,795,541
End of period	$37,454,742,950	$36,541,316,629

Other Information
Shares
Sold	84,871,010	202,729,519
Issued in reinvestment of distributions	30,065,860	84,386,252
Redeemed	(151,767,360)	(362,193,563)
Net increase (decrease)	(36,830,490)	(75,077,792)

Consolidated Financial Highlights
Fidelity® Contrafund® K6

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.01	$31.09	$23.05	$16.83	$23.34	$18.89
Income from Investment Operations
Net investment income (loss) A,B	.04	.06	.08	.13	.12	.03
Net realized and unrealized gain (loss)	3.12	6.83	8.07	6.20	(6.43)	4.53
Total from investment operations	3.16	6.89	8.15	6.33	(6.31)	4.56
Distributions from net investment income	-	(.07)	(.11)	(.11)	(.11)	(.05)
Distributions from net realized gain	(.98)	(2.90)	-	-	(.09)	(.06)
Total distributions	(.98)	(2.97)	(.11)	(.11)	(.20)	(.11)
Net asset value, end of period	$37.19	$35.01	$31.09	$23.05	$16.83	$23.34
Total Return C,D	9.32%	22.27%	35.37%	37.67%	(27.12)%	24.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.24% G	.17%	.27%	.63%	.64%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$37,454,743	$36,541,317	$34,782,796	$28,759,627	$19,084,230	$26,146,630
Portfolio turnover rate H	55 % G,I	37% I	19% I	25% I	38% I	40% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Contrafund K6 (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Consolidated Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$186,656,413	Market approach	Transaction price	$4.44	Increase
			Parity price	$2.50	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 54.1 / 8.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	15.5 - 23.3 / 22.9	Increase
			Enterprise value/Net income multiple (EV/NI)	13.5 - 28.0 / 20.8	Increase
		Black scholes	Discount rate	3.8% - 4.0% / 4.0%	Increase
			Term	1.0 - 5.0 / 2.1	Increase
			Volatility	60.0% -80.0% / 65.5%	Increase
Convertible Corporate Bonds	$1,395,149	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	5.8 - 16.0 / 12.0	Increase
			Discount rate	25.3%	Decrease
			Probabilty rate	0.0% - 70.0% / 26.7%	Increase
		Black scholes	Enterprise value/Revenue multiple (EV/R)	0.1 - 80.0 / 30.1	Increase
			Discount rate	3.7% - 4.2% / 3.9%	Increase
			Term	2.0	Increase
			Volatility	65.0%	Increase
Convertible Preferred Stocks	$475,334,844	Market approach	Transaction price	$4.44 - $502.90 / $217.10	Increase
			Discount rate	5.0%	Decrease
			Conversion ratio	1.7	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.8 - 54.1 / 21.8	Increase
			Enterprise value/Gross profit multiple (EV/GP)	12.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	15.5	Increase
		Black scholes	Discount rate	4.2% - 4.3% / 4.2%	Increase
			Term	2.0 - 5.0 / 3.7	Increase
			Volatility	45.0% - 90.0% / 67.8%	Increase
Preferred Securities	$120,299	Recovery value	Recovery value	$2.65	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,065,284,022
Gross unrealized depreciation	(474,047,320)
Net unrealized appreciation (depreciation)	$19,591,236,702
Tax cost	$18,201,490,445

The Fund elected to defer to its next fiscal year approximately $4,738,359 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Contrafund K6	37,540,827.10

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund K6	9,863,101,464	11,845,240,388

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Contrafund K6	18,273,029	728,509	292,715,942	293,444,451	613,856,946

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund K6	5,308,806	188,993,489

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Contrafund K6	62,324,046	-	1,208,512,723	1,208,512,723	2,133,311,462

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund K6	16,033,525	570,793,484
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Contrafund K6	$546,936

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Contrafund K6	87,072

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Contrafund K6	Borrower	5,608,500	3.86%	1,202

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Contrafund K6	1,428,242,220	1,657,213,381	620,862,467

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Contrafund K6	1,757
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Contrafund K6	42,796	2,809	922,715

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Contrafund K6	200,618,425
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,812.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Contrafund K6
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.9883978.109
CONK6-SANN-0826
Fidelity® Contrafund®

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Contrafund®
Consolidated Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	70,826	4,518,699
AUSTRALIA - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
DroneShield Ltd (b)(j)	28,520,160	47,971,414
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	623,623	202,427
TOTAL INDUSTRIALS		48,173,841
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	431,218	34,881,224
TOTAL AUSTRALIA		83,055,065
AUSTRIA - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Innio Group Holding GmbH	45,475	1,798,536
BELGIUM - 0.3%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV ADR (c)	139,272	11,476,013
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	1,486,452	444,986,054
TOTAL BELGIUM		456,462,067
BRAZIL - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras ADR	813,620	13,148,099
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (b)	15,828,565	211,469,629
Capital Markets - 0.0%
Banco BTG Pactual SA unit	642,810	6,735,291
TOTAL FINANCIALS		218,204,920
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	374,094	42,082,113
TOTAL BRAZIL		273,435,132
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	646,270	10,257,386
CANADA - 1.7%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Dollarama Inc	1,775,445	234,873,253
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (c)	337,274	24,463,512
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	25,847	2,850,141
Groupe Dynamite Inc Subordinate Voting Shares	548,100	20,691,186
		23,541,327
TOTAL CONSUMER DISCRETIONARY		282,878,092
Consumer Staples - 0.0%
Food Products - 0.0%
Premium Brands Holdings Corp (c)	94,450	5,600,737
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp (United States)	151,008	15,381,675
Canadian Natural Resources Ltd (c)	1,744,715	69,038,185
Cenovus Energy Inc	929,268	23,057,247
Imperial Oil Ltd (c)	5,407,950	607,276,656
PrairieSky Royalty Ltd	109,309	2,446,302
Suncor Energy Inc	683,397	36,765,867
TOTAL ENERGY		753,965,932
Financials - 0.2%
Banks - 0.1%
Royal Bank of Canada	998,178	206,694,811
Toronto Dominion Bank	53,111	6,457,579
		213,152,390
Insurance - 0.1%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	25,033	41,174,320
Intact Financial Corp	275,029	56,762,728
		97,937,048
TOTAL FINANCIALS		311,089,438
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	342,418	20,668,350
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (b)	293,767	107,137,700
IT Services - 0.5%
Shopify Inc Class A (b)	7,487,156	856,595,052
TOTAL INFORMATION TECHNOLOGY		963,732,752
Materials - 0.4%
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd/CA	581,559	90,359,486
Alamos Gold Inc Class A	57,507	1,743,557
Barrick Mining Corp (United States)	1,030,751	37,859,484
Franco-Nevada Corp	2,535,017	528,952,992
G Mining Ventures Corp (b)	893,334	26,159,112
High Power Exploration Inc (b)(d)(e)	14,027,051	17,814,355
Lundin Gold Inc	1,160,699	62,615,957
Novagold Resources Inc (b)	520,730	3,113,549
Orla Mining Ltd	2,171,036	21,231,990
TOTAL MATERIALS		789,850,482
TOTAL CANADA		3,127,785,783
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	346,081	8,433,322
CHINA - 0.4%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	2,970,487	163,919,072
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	15,575,217	144,318,697
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Wuxi Apptec Co Ltd H Shares (i)(j)	326,732	6,403,119
Industrials - 0.1%
Electrical Equipment - 0.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	3,497,127	203,283,492
Information Technology - 0.0%
Software - 0.0%
Knowledge Atlas Technology JSC Ltd H Shares (c)	76,800	20,603,123
Materials - 0.1%
Metals & Mining - 0.1%
Zijin Mining Group Co Ltd H Shares	37,444,000	130,815,405
TOTAL CHINA		669,342,908
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(c)	10,603,862	83,066,389
DENMARK - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Chemometec A/S	530,008	29,345,639
FINLAND - 0.4%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	3,820,611	129,289,476
Information Technology - 0.3%
Communications Equipment - 0.3%
Nokia Oyj	44,660,800	595,606,671
TOTAL FINLAND		724,896,147
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Kering SA	977,838	276,597,921
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	131,829	24,753,754
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	36,823	12,083,641
TOTAL FRANCE		313,435,316
GERMANY - 0.2%
Financials - 0.0%
Insurance - 0.0%
Allianz SE	10,145	4,802,116
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)	3,268,152	304,101,544
TOTAL GERMANY		308,903,660
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Bullish (c)	6,184,018	144,891,542
ISRAEL - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(d)(e)	340,545	13,192,713
Rapyd Financial Network 2016 Ltd warrants 3/5/2038 (b)(d)(e)	7,115	58,699
TOTAL FINANCIALS		13,251,412
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	3,373,356	114,289,301
TOTAL ISRAEL		127,540,713
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	265,265	17,175,909
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (e)	212,730	28,718,549
TOTAL ITALY		45,894,458
JAPAN - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	817,301	4,142,525
Specialty Retail - 0.1%
Fast Retailing Co Ltd	126,019	64,565,126
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	1,664,246	45,265,344
TOTAL CONSUMER DISCRETIONARY		113,972,995
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc	172,641	6,767,364
Insurance - 0.0%
Tokio Marine Holdings Inc	353,080	15,524,509
TOTAL FINANCIALS		22,291,873
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Hoya Corp	963,302	155,381,944
Industrials - 0.0%
Electrical Equipment - 0.0%
Furukawa Electric Co Ltd	1,436,800	43,214,908
Industrial Conglomerates - 0.0%
Hitachi Ltd	468,492	12,966,031
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	1,565,694	35,576,795
Trading Companies & Distributors - 0.0%
ITOCHU Corp	895,456	10,219,520
TOTAL INDUSTRIALS		101,977,254
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	118,093	24,295,089
TOTAL JAPAN		417,919,155
KOREA (SOUTH) - 1.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Hyundai Motor Co	390,500	127,394,281
Kia Corp	63,286	5,720,572
		133,114,853
Broadline Retail - 0.0%
Coupang Inc Class A (b)	2,298,258	39,920,741
TOTAL CONSUMER DISCRETIONARY		173,035,594
Consumer Staples - 0.0%
Personal Care Products - 0.0%
APR Corp/Korea	158,270	39,744,001
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
SK Hynix Inc	985,647	1,740,693,613
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	85,320	18,947,927
TOTAL INFORMATION TECHNOLOGY		1,759,641,540
TOTAL KOREA (SOUTH)		1,972,421,135
NETHERLANDS - 1.1%
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	218,601	202,811,450
Newamsterdam Pharma Co NV (b)	1,723,788	58,419,175
uniQure NV (b)	215,600	9,930,536
TOTAL HEALTH CARE		271,161,161
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASM International NV	345,362	394,807,926
ASML Holding NV depository receipt	566,893	1,127,799,611
BE Semiconductor Industries NV	710,841	233,184,608
TOTAL INFORMATION TECHNOLOGY		1,755,792,145
TOTAL NETHERLANDS		2,026,953,306
SINGAPORE - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	1,360,402	130,367,324
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	3,661,953	50,827,383
SWEDEN - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	465,440	5,219,769
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	1,251,135	44,315,202
TAIWAN - 1.9%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	299,000	18,350,722
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
eMemory Technology Inc	250,000	23,583,633
Taiwan Semiconductor Manufacturing Co Ltd ADR	7,009,955	3,347,744,210
TOTAL INFORMATION TECHNOLOGY		3,371,327,843
TOTAL TAIWAN		3,389,678,565
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	68,700	38,614,896
UNITED KINGDOM - 0.9%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Games Workshop Group PLC	11,546	3,308,081
Consumer Staples - 0.7%
Tobacco - 0.7%
British American Tobacco PLC	17,353,971	1,073,915,287
British American Tobacco PLC ADR	456,300	28,181,088
TOTAL CONSUMER STAPLES		1,102,096,375
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	915,663	60,708,457
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (b)(d)(e)	26,724,113	74,795,701
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)(e)	39,600	54,566,424
TOTAL FINANCIALS		129,362,125
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC (United States)	43,568	8,261,364
GSK PLC	8,281,882	217,423,437
TOTAL HEALTH CARE		225,684,801
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC	2,803,773	53,747,324
Electrical Equipment - 0.0%
Dpc Holdings Ltd	39,300	1,928,058
TOTAL INDUSTRIALS		55,675,382
TOTAL UNITED KINGDOM		1,576,835,221
UNITED STATES - 88.5%
Communication Services - 22.0%
Diversified Telecommunication Services - 7.0%
Space Exploration Technologies Corp (f)	73,188,869	12,505,050,157
Space Exploration Technologies Corp (f)	247,195	40,123,951
		12,545,174,108
Entertainment - 1.1%
Liberty Media Corp-Liberty Formula One Class C (b)	90,099	8,572,019
Live Nation Entertainment Inc (b)(c)	4,688,256	858,466,556
Netflix Inc (b)	11,310,088	807,540,283
ROBLOX Corp Class A (b)	7,940,697	431,815,103
Warner Bros Discovery Inc (b)	461,270	12,297,458
		2,118,691,419
Interactive Media & Services - 13.9%
Alphabet Inc Class A	21,351,091	7,630,239,391
Alphabet Inc Class C	13,254,870	4,683,343,217
Epic Games Inc (b)(d)(e)	123,700	54,606,128
Meta Platforms Inc Class A	22,235,659	12,525,124,359
Reddit Inc Class A (b)	248,214	43,084,986
Reddit Inc Class B (b)	167,943	29,151,546
		24,965,549,627
Media - 0.0%
Omnicom Group Inc (c)	427,974	31,169,346
TOTAL COMMUNICATION SERVICES		39,660,584,500
Consumer Discretionary - 9.2%
Automobiles - 0.0%
General Motors Co	316,605	24,403,913
Rad Power Bikes Inc (b)(d)(e)	2,588,458	26
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	2,698,575	27
Tesla Inc (b)	145,835	61,338,201
		85,742,167
Broadline Retail - 6.1%
Amazon.com Inc (b)	43,389,820	10,341,529,700
eBay Inc	3,469,244	387,688,017
		10,729,217,717
Hotels, Restaurants & Leisure - 0.6%
Airbnb Inc Class A (b)	694,639	99,402,841
Cava Group Inc (b)(c)	236,282	18,543,410
Chipotle Mexican Grill Inc (b)	2,017,159	68,583,406
Dutch Bros Inc Class A (b)(c)	4,757,096	341,607,064
Hilton Worldwide Holdings Inc	861,045	284,540,931
Starbucks Corp	836,569	85,488,986
Viking Holdings Ltd (b)	996,198	104,272,045
Wingstop Inc	835,404	144,867,408
		1,147,306,091
Household Durables - 0.3%
DR Horton Inc	2,771,735	451,460,197
PulteGroup Inc	37,500	5,145,375
SharkNinja Inc (b)	515,279	78,461,533
		535,067,105
Specialty Retail - 2.2%
Burlington Stores Inc (b)	46,713	14,798,678
Fanatics Inc Class A (b)(d)(e)	2,461,391	231,543,051
Floor & Decor Holdings Inc Class A (b)(c)(g)	5,880,022	349,038,106
Home Depot Inc/The	3,042,696	1,073,098,025
Lowe's Cos Inc	9,002,112	1,984,875,675
Murphy USA Inc	9,071	4,888,090
O'Reilly Automotive Inc (b)	137,151	12,630,236
Ross Stores Inc	181,465	38,624,825
TJX Cos Inc/The	1,699,344	257,450,616
Urban Outfitters Inc (b)	357,910	25,361,503
Williams-Sonoma Inc	140,893	32,842,158
		4,025,150,963
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp (b)	94,572	9,390,054
Ralph Lauren Corp Class A	196,096	78,714,895
		88,104,949
TOTAL CONSUMER DISCRETIONARY		16,610,588,992
Consumer Staples - 3.1%
Beverages - 0.7%
Coca-Cola Co/The	15,843,036	1,287,563,536
Consumer Staples Distribution & Retail - 1.2%
Casey's General Stores Inc	90,444	71,883,987
Chobani Inc Class A (d)(e)(h)	12,812	58,586,329
Costco Wholesale Corp	527,994	493,922,547
Dollar Tree Inc (b)(g)	10,791,748	1,305,261,922
Walmart Inc	399,917	45,294,599
		1,974,949,384
Food Products - 0.1%
Hershey Co/The	1,431,021	251,072,634
Smithfield Foods Inc	18,141	440,101
		251,512,735
Household Products - 0.0%
Kimberly-Clark Corp	104,134	11,430,789
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The Class A	1,000,833	79,015,765
Tobacco - 1.1%
JUUL Labs Inc Class A (b)(d)(e)	27,008,111	51,315,411
Philip Morris International Inc	10,510,698	1,901,490,375
		1,952,805,786
TOTAL CONSUMER STAPLES		5,557,277,995
Energy - 2.2%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	316,560	17,569,080
SLB Ltd	10,782,332	501,270,615
		518,839,695
Oil, Gas & Consumable Fuels - 1.9%
Cheniere Energy Inc	659,413	157,606,301
Chevron Corp	842,147	139,594,287
ConocoPhillips	894,686	93,011,557
Diamondback Energy Inc	24,144	4,244,032
Excelerate Energy Inc Class A	11,040	419,410
Exxon Mobil Corp	15,515,162	2,121,232,949
Marathon Petroleum Corp	430,460	110,055,708
Phillips 66	393,485	66,518,639
Shell PLC ADR	1,531,439	118,747,780
Valero Energy Corp	2,417,560	629,629,326
		3,441,059,989
TOTAL ENERGY		3,959,899,684
Financials - 9.8%
Banks - 0.8%
Bank of America Corp	486,262	27,707,209
Citigroup Inc	2,703,452	378,375,142
East West Bancorp Inc	82,300	10,624,107
JPMorgan Chase & Co	2,809,507	919,635,926
Wells Fargo & Co	603,655	49,886,049
		1,386,228,433
Capital Markets - 2.5%
Bank of New York Mellon Corp/The	4,836,216	699,365,196
Cboe Global Markets Inc	1,398,789	339,444,127
Charles Schwab Corp/The	2,027,517	187,078,994
Evercore Inc Class A	51,136	17,459,876
Goldman Sachs Group Inc/The	926,297	936,828,997
Interactive Brokers Group Inc Class A	488,553	42,523,653
Moody's Corp	1,229,758	556,981,993
Morgan Stanley	7,264,305	1,518,530,317
Robinhood Markets Inc Class A (b)	1,011,706	101,453,878
Tulco LLC (b)(d)(e)(h)	140,771	54,640,264
		4,454,307,295
Consumer Finance - 0.4%
American Express Co	2,099,258	710,074,019
Figure Technology Solutions Inc Class A (c)	1,685,624	51,765,513
		761,839,532
Financial Services - 4.7%
Apollo Global Management Inc	1,553,165	183,754,951
Berkshire Hathaway Inc Class A (b)	6,599	4,941,661,151
Berkshire Hathaway Inc Class B (b)	1,729,000	865,174,310
Mastercard Inc Class A	276,799	142,163,966
Remitly Global Inc (b)	272,510	6,106,949
Rocket Cos Inc Class A (b)(c)	16,334,506	257,268,470
Stripe Global Holdings Inc Class B (d)	455,600	28,702,800
Toast Inc Class A (b)	13,446,392	374,078,625
Visa Inc Class A	4,651,002	1,595,712,276
		8,394,623,498
Insurance - 1.4%
Arthur J Gallagher & Co	4,971,433	1,141,291,874
Chubb Ltd	219,162	74,677,259
Progressive Corp/The	5,521,862	1,206,250,754
Travelers Companies Inc/The	390,573	128,935,959
		2,551,155,846
TOTAL FINANCIALS		17,548,154,604
Health Care - 8.2%
Biotechnology - 2.3%
AbbVie Inc	20,300	5,108,292
Alnylam Pharmaceuticals Inc (b)	217,040	65,335,551
Apogee Therapeutics Inc (b)	195,108	25,896,685
BeOne Medicines Ltd ADR (b)	104,377	29,744,314
Biogen Inc (b)	4,988,655	1,077,848,799
BioMarin Pharmaceutical Inc (b)	2,546,110	145,688,414
Caris Life Sciences Inc (b)	3,075,220	54,800,420
Eikon Therapeutics Inc (b)	1,275,800	16,649,190
Gilead Sciences Inc	11,408,113	1,441,300,997
Immunome Inc (b)	269,325	5,706,997
Immunovant Inc (b)	546,442	21,054,410
Insmed Inc (b)	151,382	16,140,349
Kiniksa Pharmaceuticals International Plc Class A (b)	107,364	6,865,928
Kymera Therapeutics Inc (b)	380,242	43,602,350
Legend Biotech Corp ADR (b)	438,870	12,674,566
Mirum Pharmaceuticals Inc (b)	25,134	2,942,437
Moderna Inc (b)	4,335,983	303,648,889
Natera Inc (b)	1,629,922	442,442,327
Oruka Therapeutics Inc (b)	185,075	17,613,588
Praxis Precision Medicines Inc (b)	15,232	5,099,521
Regeneron Pharmaceuticals Inc	13,260	8,268,140
Revolution Medicines Inc (b)	477,800	89,482,384
Roivant Sciences Ltd (b)	3,248,717	114,972,095
Spyre Therapeutics Inc (b)	295,700	26,252,246
Tango Therapeutics Inc (b)	383,000	11,972,580
United Therapeutics Corp (b)	31,215	16,913,223
Vertex Pharmaceuticals Inc (b)	64,778	32,177,176
Viking Therapeutics Inc (b)	135,600	5,289,756
XOMA Royalty Corp (b)(g)	962,011	40,885,468
		4,086,377,092
Health Care Equipment & Supplies - 0.8%
Align Technology Inc (b)	2,368,448	399,462,440
Boston Scientific Corp (b)	5,066,400	216,233,952
Glaukos Corp (b)	17,691	2,472,494
IDEXX Laboratories Inc (b)	316,244	166,483,491
Insulet Corp (b)	17,990	2,738,978
Intuitive Surgical Inc (b)	301,461	119,885,010
Medline Inc Class A (c)	14,031,409	553,398,771
		1,460,675,136
Health Care Providers & Services - 0.7%
CVS Health Corp	149,500	15,465,775
Guardant Health Inc (b)	34,700	5,206,041
HCA Healthcare Inc	361,268	140,854,781
Tenet Healthcare Corp (b)	223,826	41,873,368
UnitedHealth Group Inc	2,596,327	1,079,111,391
		1,282,511,356
Life Sciences Tools & Services - 2.1%
Bio-Techne Corp	4,989,801	352,529,441
Charles River Laboratories International Inc (b)	1,827,329	414,419,944
Danaher Corp	5,043,444	960,675,213
Illumina Inc (b)	296,475	52,129,199
Thermo Fisher Scientific Inc	3,208,219	1,608,472,678
Veterinary Emergency Group (b)(d)(e)(h)	1,114,406	109,078,059
Waters Corp (b)	13,900	5,213,056
West Pharmaceutical Services Inc	941,600	338,034,400
		3,840,551,990
Pharmaceuticals - 2.3%
Corcept Therapeutics Inc (b)	1,325,714	115,270,832
Elanco Animal Health Inc (b)	476,000	11,714,360
Eli Lilly & Co	3,093,205	3,710,082,874
Eli Lilly & Co rights (b)(d)	1,321,353	3,303,383
Jazz Pharmaceuticals PLC (b)	228,922	55,163,334
Johnson & Johnson	22,570	5,732,103
Kardigan Inc (f)	1,184,890	28,259,627
Kardigan Inc	1,101,067	26,260,447
Merck & Co Inc	224,512	28,849,792
Roche Holding AG	56,952	23,457,457
Structure Therapeutics Inc ADR (b)	300,525	16,129,177
VeraDermics Inc	49,154	6,042,993
Zevra Therapeutics Inc (b)(c)	2,943,298	42,206,893
		4,072,473,272
TOTAL HEALTH CARE		14,742,588,846
Industrials - 7.5%
Aerospace & Defense - 2.8%
Anduril Industries Inc Class B (d)(e)	17,292	1,192,283
Anduril Industries Inc Class C (d)(e)	8	552
ATI Inc (b)	150,417	29,647,191
Axon Enterprise Inc (b)	320,369	179,602,065
Beta Technologies Inc (i)	767,265	12,851,689
Beta Technologies Inc Class A (b)	4,609,156	77,203,363
Boeing Co (b)	6,111,219	1,322,895,577
Carpenter Technology Corp	923,478	569,638,170
GE Aerospace	5,091,473	1,902,836,204
General Dynamics Corp	83,714	29,654,847
Howmet Aerospace Inc	1,877,399	504,757,495
Karman Holdings Inc (b)	702,876	35,087,570
Loar Holdings Inc (b)(c)	24,453	1,971,156
Relativity Space Inc (b)(d)(e)	43,289	45,886
Relativity Space Inc warrants 11/1/2030 (b)(d)(e)	1,398	1,412
Rocket Lab Corp (b)	276,889	28,145,767
Woodward Inc	361,590	153,834,850
		4,849,366,077
Air Freight & Logistics - 0.0%
FedEx Corp	105,997	33,190,841
Zipline International Inc (b)(d)(e)	515,816	29,019,808
		62,210,649
Building Products - 0.5%
Madison Air Solutions Corp Class A (c)	3,529,459	137,648,901
Simpson Manufacturing Co Inc	414,030	86,677,180
Trane Technologies PLC	1,216,304	597,399,873
		821,725,954
Commercial Services & Supplies - 0.3%
Clean Harbors Inc (b)	1,618,329	483,475,789
GFL Environmental Inc Subordinate Voting Shares	2,550,098	93,768,807
		577,244,596
Construction & Engineering - 0.0%
API Group Corp (b)	662,286	28,047,812
Comfort Systems USA Inc	18,094	35,861,403
		63,909,215
Electrical Equipment - 1.1%
Eaton Corp PLC	115,367	49,160,186
Forgent Power Solutions Inc Class A	738,464	41,250,599
GE Vernova Inc	1,499,772	1,762,022,132
Nextpower Inc Class A (b)	210,925	25,129,605
nVent Electric PLC	45,743	7,758,470
Vertiv Holdings Co Class A	131,072	43,885,527
		1,929,206,519
Ground Transportation - 0.5%
Fedex Freight Holding Co Inc	49,657	7,498,207
Old Dominion Freight Line Inc	3,794,847	821,963,860
XPO Inc (b)	687,799	141,198,257
		970,660,324
Industrial Conglomerates - 0.1%
3M Co	740,184	119,843,191
Machinery - 1.9%
Caterpillar Inc	10,709	11,404,014
Cummins Inc	7,400	5,277,754
Deere & Co	2,489,045	1,578,875,916
Ingersoll Rand Inc	3,882,485	318,324,945
PACCAR Inc	214,785	25,799,974
Parker-Hannifin Corp	454,526	444,580,971
RBC Bearings Inc (b)	113,386	73,027,387
Symbotic Inc Class A (b)(c)	465,071	20,904,941
Westinghouse Air Brake Technologies Corp	3,430,253	924,796,209
		3,402,992,111
Passenger Airlines - 0.0%
Delta Air Lines Inc	513,851	48,127,285
United Airlines Holdings Inc (b)	79,700	10,838,403
		58,965,688
Professional Services - 0.0%
UL Solutions Inc Class A (c)	341,239	34,758,604
Trading Companies & Distributors - 0.3%
Ferguson Enterprises Inc	2,295,215	544,723,376
WW Grainger Inc	20,904	28,437,802
		573,161,178
TOTAL INDUSTRIALS		13,464,044,106
Information Technology - 25.3%
Communications Equipment - 0.6%
Arista Networks Inc (b)	6,520,197	1,107,651,066
Cisco Systems Inc	18,031	2,117,921
F5 Inc (b)	13,673	5,687,421
Lumentum Holdings Inc (b)	8,176	7,015,499
		1,122,471,907
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp Class A	19,662,260	3,466,849,683
Coherent Corp (b)	739,389	291,666,779
Corning Inc	476,545	121,723,889
Flex Ltd (b)	207,237	33,586,901
Jabil Inc	126,497	48,762,064
Keysight Technologies Inc (b)	48,087	16,833,816
Sanmina Corp (b)	142,129	35,970,007
TD SYNNEX Corp	150,126	40,134,685
		4,055,527,824
IT Services - 0.1%
Asac II LP (b)(d)(e)	39,494,500	7,997,241
Cloudflare Inc Class A (b)	250,549	61,454,659
Okta Inc Class A (b)	89,885	12,264,808
Snowflake Inc (b)	62,783	15,978,274
Twilio Inc Class A (b)	23,543	4,857,627
		102,552,609
Semiconductors & Semiconductor Equipment - 15.8%
Advanced Micro Devices Inc (b)	514,976	299,154,708
Analog Devices Inc	375,135	148,992,368
Applied Materials Inc	147,312	106,506,576
ARM Holdings PLC ADR (b)	180,756	64,090,655
Astera Labs Inc (b)	408,090	197,115,632
Axcelis Technologies Inc (b)	412,405	78,130,127
Broadcom Inc	10,393,824	3,926,267,016
Cerebras Systems Inc Class A (b)(c)	580,200	128,224,200
Cerebras Systems Inc Class B (f)	3,145,300	695,111,300
Intel Corp (b)	12,691,171	1,772,068,207
KLA Corp	5,984,936	1,805,715,041
Lam Research Corp	609,743	264,219,934
MACOM Technology Solutions Holdings Inc (b)	141,834	53,949,399
Marvell Technology Inc	135,755	40,440,057
Micron Technology Inc	1,514,924	1,748,661,624
Monolithic Power Systems Inc	86,903	120,131,231
NVIDIA Corp	84,038,450	16,815,253,461
SiTime Corp (b)	98,111	73,147,637
Teradyne Inc	43,148	20,876,727
		28,358,055,900
Software - 3.5%
Applied Intuition Inc Class A (b)(d)(e)	156,998	15,410,924
AppLovin Corp Class A (b)	95,185	49,042,168
Cadence Design Systems Inc (b)	177,000	66,431,640
Canva Inc Class A (b)(d)(e)	164,674	209,239,725
Carbon Inc (b)(d)(e)	998,199	1,407,460
Crowdstrike Holdings Inc Class A (b)	251,862	192,205,967
Datadog Inc Class A (b)	51,154	13,318,455
Figma Inc Class A (c)	3,280,426	59,342,906
Fortinet Inc (b)	214,459	32,945,192
Gusto Inc (b)(d)(e)	289,200	6,324,804
JFrog Ltd (b)	74,497	6,770,287
Microsoft Corp	10,406,821	3,881,952,369
OpenAI Group Pbc Class A (d)(e)	25,300	17,398,557
Palantir Technologies Inc Class A (b)	111,085	12,960,287
Palo Alto Networks Inc (b)	2,732,559	931,857,270
Rubrik Inc Class A (b)	133,592	10,724,766
Samsara Inc Class A (b)	7,324,184	237,523,287
ServiceTitan Inc Class A (b)(c)	2,423,914	171,394,959
Synopsys Inc (b)	933,650	416,473,256
Tanium Inc Class B (b)(d)(e)	6,742,751	50,435,777
Via Transportation Inc Class A (b)	87,892	1,594,361
		6,384,754,417
Technology Hardware, Storage & Peripherals - 3.0%
Apple Inc	17,111,712	4,951,444,984
Dell Technologies Inc Class C	486,202	209,776,715
Seagate Technology Holdings PLC	50,293	48,532,745
Western Digital Corp	329,232	210,287,063
		5,420,041,507
TOTAL INFORMATION TECHNOLOGY		45,443,404,164
Materials - 1.1%
Chemicals - 1.0%
CF Industries Holdings Inc	83,920	9,085,179
Corteva Inc	9,933,043	841,229,412
Element Solutions Inc	129,986	6,206,831
Linde PLC	81,500	42,293,610
Sherwin-Williams Co/The	2,354,059	810,549,595
		1,709,364,627
Metals & Mining - 0.1%
Illuminated Holdings Inc (b)(d)(e)	330,026	9,075,714
Ivanhoe Electric Inc / US (b)	2,870,026	27,580,950
Nucor Corp	98,974	22,046,459
Steel Dynamics Inc	958,532	219,944,753
		278,647,876
TOTAL MATERIALS		1,988,012,503
Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	596,320	135,346,750
Industrial REITs - 0.0%
Prologis Inc	74,633	10,110,533
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	41,100	5,535,759
TOTAL REAL ESTATE		150,993,042
Utilities - 0.0%
Electric Utilities - 0.0%
American Electric Power Co Inc	80,250	10,979,003
Entergy Corp	274,085	31,481,403
NRG Energy Inc	37,478	5,474,036
		47,934,442
Independent Power and Renewable Electricity Producers - 0.0%
Fervo Energy Co Class A (b)	344,556	10,071,372
TOTAL UTILITIES		58,005,814
TOTAL UNITED STATES		159,183,554,250
TOTAL COMMON STOCKS (Cost $67,894,426,791)		175,249,768,968

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e)	3,432,400	4,015,908
Information Technology - 0.0%
Software - 0.0%
Asapp Inc 8% 3/13/2028 (d)(e)(k)	2,017,239	2,525,785
TOTAL UNITED STATES		6,541,693
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,449,639)		6,541,693

Convertible Preferred Stocks - 1.1%
	Shares	Value ($)
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (b)(d)(e)	14,154,085	29,865,119
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(e)	653,587	207,553,088
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd Series F (b)(d)(e)	23,715	884,095
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (b)(d)(e)	680,400	16,424,856
TOTAL ISRAEL		17,308,951
UNITED STATES - 1.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(d)(e)	337,463	3
Rad Power Bikes Inc Series C (b)(d)(e)	1,327,879	13
Rad Power Bikes Inc Series D (b)(d)(e)	2,329,100	24
		40
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(e)	155,000	3,644,050
TOTAL CONSUMER DISCRETIONARY		3,644,090
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	55,517	2,653,713
GoBrands Inc Series H (b)(d)(e)	69,898	4,284,747
TOTAL CONSUMER STAPLES		6,938,460
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series B1 (b)(d)(e)	379,681	12,825,624
Stripe Global Holdings Inc Series H (d)	116,143	7,317,009
Stripe Global Holdings Inc Series H (d)(e)	74,157	4,671,891
Stripe Global Holdings Inc Series I (d)(e)	2,114,059	133,185,717
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	387,402	32,971,784
TOTAL FINANCIALS		190,972,025
Health Care - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	3,224,900	5,933,816
Intarcia Therapeutics Inc (b)(d)(e)	2,100,446	21
		5,933,837
Health Care Providers & Services - 0.0%
Get Credit Healthy Inc Series B (b)(d)(e)	35,877,127	44,218
Lyra Health Inc Series E (b)(d)(e)	1,478,100	13,110,747
Lyra Health Inc Series F (b)(d)(e)	69,520	616,642
Somatus Inc Series E (b)(d)(e)	15,253	19,571,887
		33,343,494
Health Care Technology - 0.1%
Oura Inc Series E (d)(e)	1,123,976	64,583,661
TOTAL HEALTH CARE		103,860,992
Industrials - 0.1%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (b)(d)(e)	161,900	11,163,005
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(d)(e)	1,317,166	74,103,759
Zipline International Inc Series F (b)(d)(e)	682,143	38,377,365
Zipline International Inc Series G (b)(d)(e)	772,245	43,446,504
Zipline International Inc Series H (d)(e)	276,500	15,555,890
		171,483,518
TOTAL INDUSTRIALS		182,646,523
Information Technology - 0.7%
Software - 0.7%
Anthropic PBC Series E (b)(d)(e)	204,700	120,570,347
Anthropic PBC Series F (d)(e)	602,500	354,878,526
Anthropic PBC Series H (d)(e)	21,800	12,840,418
Applied Intuition Inc Series A2 (b)(d)(e)	184,736	18,133,686
Applied Intuition Inc Series B2 (b)(d)(e)	89,079	8,743,994
Asapp Inc Series C (b)(d)(e)	1,300,504	2,080,806
Canva Inc Series A (b)(d)(e)	13,120	16,670,666
Canva Inc Series A2 (b)(d)(e)	2,380	3,024,099
Databricks Inc Series L (d)(e)	550,400	109,595,648
Gusto Inc Series D (b)(d)(e)	2,436,137	53,278,316
Gusto Inc Series E (b)(d)(e)	167,099	3,654,455
MOLOCO Inc Series A (b)(d)(e)	419,608	32,301,424
Nuro Inc/DE Series C (b)(d)(e)	3,293,118	37,772,063
Nuro Inc/DE Series D (b)(d)(e)	643,113	8,489,092
Nuro Inc/DE Series E (b)(d)(e)	1,054,195	12,028,365
OpenAI Group Pbc Series A-2 (d)(e)	398,187	273,829,219
OpenAI Group Pbc Series A-3 (d)(e)	169,728	116,720,248
Physical Intelligence Inc Series B (d)(e)	15,300	7,091,856
Physical Intelligence Inc Series C (d)(e)	1,608	808,100
TOTAL INFORMATION TECHNOLOGY		1,192,511,328
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series E2 (d)(e)	731,459	20,115,123
TOTAL UNITED STATES		1,700,688,541
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,087,646,816)		1,955,415,699

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e)	2,698,575	834,669
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (d)(e)(l)(m)	9,273,235	0
TOTAL UNITED STATES		834,669
TOTAL PREFERRED SECURITIES (Cost $11,971,810)		834,669

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	3.69	2,736,051,130	2,736,598,340
Fidelity Securities Lending Cash Central Fund (n)(o)	3.69	647,054,643	647,119,348
TOTAL MONEY MARKET FUNDS (Cost $3,383,704,466)			3,383,717,688

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $72,383,199,522)	180,596,278,717
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(719,272,325)
NET ASSETS - 100.0%	179,877,006,392

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,051,940,931 or 1.7% of net assets.

(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $13,268,545,035 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Affiliated company.
(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,254,808 or 0.0% of net assets.

(j)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $54,374,533 or 0.0% of net assets.

(k)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Non-income producing - Security is in default.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/2021	6,917,788

Anduril Industries Inc Class B	6/16/2025	706,945

Anduril Industries Inc Class C	6/16/2025	327

Anduril Industries Inc Series G	4/17/2025	6,618,925

Anthropic PBC Series E	2/14/2025	11,480,907

Anthropic PBC Series F	8/18/2025	84,932,979

Anthropic PBC Series H	5/28/2026	12,840,407

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	10,528,697

Applied Intuition Inc Series A2	7/2/2024	11,027,797

Applied Intuition Inc Series B2	7/2/2024	5,317,562

Asac II LP	10/10/2013	3,041,471

Asapp Inc 8% 3/13/2028	3/13/2026	2,017,239

Asapp Inc Series C	4/30/2021	8,579,555

Bending Spoons SpA Class C	10/9/2025	18,769,112

Bytedance Ltd Series E1	11/18/2020	71,616,260

Canva Inc Class A	3/18/2024 - 11/12/2025	219,863,272

Canva Inc Series A	9/22/2023	13,994,594

Canva Inc Series A2	9/22/2023	2,538,653

Carbon Inc	12/15/2017 - 3/22/2019	23,664,120

Chobani Inc Class A	10/14/2025	57,094,801

Databricks Inc Series L	12/18/2025	104,576,000

Discord Inc Series I	9/15/2021	8,534,678

Element Labs Inc Series B	6/27/2025	5,973,164

ElevateBio LLC Series C	3/9/2021	13,528,455

Epic Games Inc	7/13/2020 - 7/30/2020	71,127,500

Fanatics Inc Class A	8/13/2020 - 12/15/2021	82,369,063

Get Credit Healthy Inc Series B	8/17/2023	44,219

GoBrands Inc Series G	3/2/2021	13,863,555

GoBrands Inc Series H	7/22/2021	27,154,715

Gusto Inc	10/1/2021	8,325,589

Gusto Inc Series D	7/16/2019	32,430,830

Gusto Inc Series E	7/13/2021	5,079,029

High Power Exploration Inc	6/3/2024	18,515,707

High Power Exploration Inc Series A	11/15/2019 - 3/4/2021	63,021,028

Illuminated Holdings Inc	1/9/2026	4,925,212

Illuminated Holdings Inc Series E2	1/9/2026	10,916,081

Intarcia Therapeutics Inc	11/14/2012	28,629,079

Intarcia Therapeutics Inc 6%	1/3/2020	9,273,235

JUUL Labs Inc Class A	11/4/2025	51,260,584

Lyra Health Inc Series E	1/14/2021	13,534,370

Lyra Health Inc Series F	6/4/2021	1,091,770

MOLOCO Inc Series A	6/26/2023	25,176,480

Nuro Inc/DE Series C	10/30/2020	42,990,338

Nuro Inc/DE Series D	10/29/2021	13,406,154

Nuro Inc/DE Series E	4/1/2025	13,486,833

OpenAI Group Pbc Class A	9/3/2025	10,879,000

OpenAI Group Pbc Series A-2	9/30/2024	74,801,716

OpenAI Group Pbc Series A-3	4/11/2025	52,082,818

Oura Inc Series E	9/24/2025	60,211,394

Physical Intelligence Inc Series B	10/24/2025	4,154,857

Physical Intelligence Inc Series C	5/28/2026	808,671

Rad Power Bikes Inc	1/21/2021	12,486,307

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	2,698,575

Rad Power Bikes Inc Series A	1/21/2021	1,627,867

Rad Power Bikes Inc Series C	1/21/2021	6,405,476

Rad Power Bikes Inc Series D	9/17/2021	22,321,629

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	2

Rapyd Financial Network 2016 Ltd	3/30/2021	24,999,987

Rapyd Financial Network 2016 Ltd Series F	3/6/2025	1,038,190

Rapyd Financial Network 2016 Ltd warrants 3/5/2038	3/6/2025	0

Relativity Space Inc	11/20/2020 - 11/14/2023	57,771,252

Relativity Space Inc warrants 11/1/2030	11/14/2023	0

Revolut Group Holdings Ltd	1/28/2026	55,839,778

Somatus Inc Series E	1/31/2022	13,310,300

Starling Bank Ltd	6/18/2021 - 4/5/2022	52,246,529

Stripe Global Holdings Inc Series H	3/15/2021	2,975,549

Stripe Global Holdings Inc Series I	3/20/2023 - 5/12/2023	42,564,760

Tanium Inc Class B	4/21/2017 - 9/18/2020	57,901,784

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	3,432,400

Tenstorrent Holdings Inc Series C1	4/23/2021	23,032,751

Tulco LLC	8/24/2017 - 9/7/2018	52,173,293

Veterinary Emergency Group	9/16/2021 - 11/13/2023	44,308,445

Zipline International Inc	10/12/2021	18,569,376

Zipline International Inc Series E	12/21/2020	42,978,337

Zipline International Inc Series F	4/11/2023	27,420,170

Zipline International Inc Series G	6/7/2024	32,392,820

Zipline International Inc Series H	12/3/2025	15,557,068

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Kardigan Inc	12/15/2026

Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp	12/8/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,585,388,239	17,720,803,969	16,569,594,764	24,050,272	(19,112)	20,008	2,736,598,340	2,736,051,130	4.2%
Fidelity Securities Lending Cash Central Fund	239,207,876	3,647,665,034	3,239,753,562	868,817	-	-	647,119,348	647,054,643	1.4%
Total	1,824,596,115	21,368,469,003	19,809,348,326	24,919,089	(19,112)	20,008	3,383,717,688

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Dollar Tree Inc	644,435,490	654,086,853	18,720,535	-	(5,027,271)	30,487,385	1,305,261,922	10,791,748
Floor & Decore Holdings Inc	159,373,486	180,206,850	311,473	-	67,586	9,701,657	349,038,106	5,880,022
Xoma Royalty Corp	18,801,603	9,136,307	34,536	-	4,825	12,977,269	40,885,468	962,011
Total	822,610,579	843,430,010	19,066,544	-	(4,954,860)	53,166,311	1,695,185,496

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	39,824,503,572	27,060,804,264	12,709,093,180	54,606,128
Consumer Discretionary	17,908,672,374	17,009,124,804	668,004,466	231,543,104
Consumer Staples	6,716,195,121	5,492,634,093	1,113,659,288	109,901,740
Energy	4,792,240,871	4,792,240,871	-	-
Financials	18,442,875,413	18,138,997,440	77,921,372	225,956,601
Health Care	16,339,364,513	15,801,164,309	425,818,762	112,381,442
Industrials	13,922,562,883	13,466,770,309	425,532,633	30,259,941
Information Technology	54,006,956,541	50,566,565,502	3,132,176,551	308,214,488
Materials	3,087,398,824	3,060,508,755	-	26,890,069
Real Estate	150,993,042	150,993,042	-	-
Utilities	58,005,814	58,005,814	-	-

Convertible Corporate Bonds
Financials	4,015,908	-	-	4,015,908
Information Technology	2,525,785	-	-	2,525,785

Convertible Preferred Stocks
Communication Services	207,553,088	-	-	207,553,088
Consumer Discretionary	3,644,090	-	-	3,644,090
Consumer Staples	6,938,460	-	-	6,938,460
Financials	191,856,120	-	-	191,856,120
Health Care	103,860,992	-	-	103,860,992
Industrials	199,071,379	-	-	199,071,379
Information Technology	1,192,511,328	-	-	1,192,511,328
Materials	49,980,242	-	-	49,980,242

Preferred Securities
Consumer Discretionary	834,669	-	-	834,669
Health Care	-	-	-	-

Money Market Funds	3,383,717,688	3,383,717,688	-	-
Total Investments in Securities:	180,596,278,717	158,981,526,891	18,552,206,252	3,062,545,574
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2026 ($)
Common Stocks	2,650,040,309	-	(153,392,851)	88,380,386	(82,630,490)	-	-	(1,402,643,841)	1,099,753,513	(94,182,036)
Convertible Preferred Stocks	6,249,598,253	307	339,917,931	196,645,368	(398,055,558)	-	-	(4,432,690,602)	1,955,415,699	571,597,650
Convertible Corporate Bonds	-	-	1,092,054	5,449,639	-	-	-	-	6,541,693	1,092,054
Preferred Securities	577,496	-	257,173	-	-	-	-	-	834,669	257,173

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,207,374,154) - See accompanying schedule:
Unaffiliated issuers (cost $67,455,872,814)	$175,517,375,533
Fidelity Central Funds (cost $3,383,704,466)	3,383,717,688
Other affiliated issuers (cost $1,543,622,242)	1,695,185,496

Total Investment in Securities (cost $72,383,199,522)		$180,596,278,717
Cash		227,688
Restricted cash		94,984
Foreign currency held at value (cost $2,210,591)		2,210,662
Receivable for investments sold		568,374,179
Receivable for fund shares sold		38,519,369
Dividends receivable		64,053,647
Interest receivable		225,556
Distributions receivable from Fidelity Central Funds		8,057,484
Other receivables		4,615,528
Total assets		181,282,657,814
Liabilities
Payable for investments purchased	$521,640,338
Payable for fund shares redeemed	123,414,861
Accrued management fee	107,476,538
Other payables and accrued expenses	5,999,698
Collateral on securities loaned	647,119,987
Total liabilities		1,405,651,422
Net Assets		$179,877,006,392
Net Assets consist of:
Paid in capital		$48,587,804,466
Total accumulated earnings (loss)		131,289,201,926
Net Assets		$179,877,006,392

Net Asset Value and Maximum Offering Price
Contrafund :
Net Asset Value, offering price and redemption price per share ($166,432,167,389 ÷ 6,210,549,963 shares)		$26.80
Class K :
Net Asset Value, offering price and redemption price per share ($13,444,839,003 ÷ 499,391,187 shares)		$26.92
Consolidated Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$569,606,141
Interest		267,609
Income from Fidelity Central Funds (including $868,817 from security lending)		24,919,089
Security lending		429,121
Total income		595,221,960
Expenses
Management fee
Basic fee	$485,370,520
Performance adjustment	143,240,649
Custodian fees and expenses	689,163
Independent trustees' fees and expenses	196,328
Registration fees	456,989
Audit fees	226,076
Legal	82,592
Miscellaneous	312,936
Total expenses		630,575,253
Net Investment income (loss)		(35,353,293)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,583,369,320
Redemptions in-kind	16,191,043,463
Fidelity Central Funds	(19,112)
Other affiliated issuers	(4,954,860)
Foreign currency transactions	(1,144,006)
Futures contracts	(13,321,476)
Total net realized gain (loss)		23,754,973,329
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,568,003,599)
Fidelity Central Funds	20,008
Other affiliated issuers	53,166,311
Unfunded commitments	(2,188,302)
Assets and liabilities in foreign currencies	(194,797)
Total change in net unrealized appreciation (depreciation)		(6,517,200,379)
Net gain (loss)		17,237,772,950
Net increase (decrease) in net assets resulting from operations		$17,202,419,657
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(35,353,293)	$(169,974,456)
Net realized gain (loss)	23,754,973,329	25,951,149,235
Change in net unrealized appreciation (depreciation)	(6,517,200,379)	6,605,510,109
Net increase (decrease) in net assets resulting from operations	17,202,419,657	32,386,684,888
Distributions to shareholders	(294,466,632)	(8,896,570,074)

Share transactions - net increase (decrease)	(13,345,322,921)	57,735,925
Total increase (decrease) in net assets	3,562,630,104	23,547,850,739

Net Assets
Beginning of period	176,314,376,288	152,766,525,549
End of period	$179,877,006,392	$176,314,376,288

Consolidated Financial Highlights
Fidelity® Contrafund®

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.31	$21.03	$16.09	$12.09	$18.76	$16.77
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.02)	.01	.08	.06	(.05)
Net realized and unrealized gain (loss)	2.54	4.57	5.81	4.61	(5.29)	4.07
Total from investment operations	2.53	4.55	5.82	4.69	(5.23)	4.02
Distributions from net investment income	-	-	(.02)	(.08)	(.08)	-
Distributions from net realized gain	(.04)	(1.27)	(.86)	(.61)	(1.36)	(2.03)
Total distributions	(.04)	(1.27)	(.88)	(.69)	(1.44)	(2.03)
Net asset value, end of period	$26.80	$24.31	$21.03	$16.09	$12.09	$18.76
Total Return C,D	10.43%	21.80%	35.97%	39.33%	(28.26)%	24.36%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74% G	.74%	.63%	.42%	.55%	.81%
Expenses net of fee waivers, if any	.74 % G	.74%	.63%	.42%	.54%	.81%
Expenses net of all reductions, if any	.74% G	.74%	.63%	.42%	.54%	.81%
Net investment income (loss)	(.05)% G	(.11)%	.03%	.57%	.41%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$166,432,167	$163,226,860	$140,188,076	$106,981,545	$82,278,716	$128,577,225
Portfolio turnover rate H,I	47 % G	29%	18%	16%	25%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Contrafund® Class K

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.42	$21.10	$16.15	$12.13	$18.82	$16.81
Income from Investment Operations
Net investment income (loss) A,B	- C	(.01)	.02	.09	.07	(.03)
Net realized and unrealized gain (loss)	2.54	4.60	5.83	4.63	(5.31)	4.07
Total from investment operations	2.54	4.59	5.85	4.72	(5.24)	4.04
Distributions from net investment income	-	-	(.04)	(.09)	(.09)	-
Distributions from net realized gain	(.04)	(1.27)	(.86)	(.61)	(1.36)	(2.03)
Total distributions	(.04)	(1.27)	(.90)	(.70)	(1.45)	(2.03)
Net asset value, end of period	$26.92	$24.42	$21.10	$16.15	$12.13	$18.82
Total Return D,E	10.43%	21.92%	36.05%	39.47%	(28.22)%	24.42%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67% H	.67%	.56%	.35%	.47%	.74%
Expenses net of fee waivers, if any	.67 % H	.67%	.56%	.34%	.47%	.74%
Expenses net of all reductions, if any	.67% H	.67%	.56%	.34%	.47%	.74%
Net investment income (loss)	.02% H	(.04)%	.10%	.64%	.48%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$13,444,839	$13,087,517	$12,578,449	$9,878,476	$8,622,158	$16,587,919
Portfolio turnover rate I,J	47 % H	29%	18%	16%	25%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$ 1,099,753,513	Market approach	Transaction price	$4.44	Increase
			Parity price	$2.50	Increase
		Recovery value	Recovery value	$0.00 - $0.20 / $0.20	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 54.1 / 7.8	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	15.5 - 23.3 / 19.5	Increase
			Enterprise value/Net income multiple (EV/NI)	13.5 - 28.0 / 19.6	Increase
		Black scholes	Discount rate	3.8% - 4.1% / 4.0%	Increase
			Term	1.0 - 5.0 / 1.2	Increase
			Volatility	50.0% - 80.0% / 60.2%	Increase
Convertible Corporate Bonds	$ 6,541,693	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	5.8 - 16.0 / 12.0	Increase
			Discount rate	25.3%	Decrease
			Probability rate	0.0% - 70.0% / 26.7%	Increase
		Black scholes	Discount rate	3.7% - 4.2% / 3.9%	Increase
			Term	0.1 - 2.0 / 0.6	Increase
			Volatility	40.0% - 80.0% / 61.2%	Increase
Convertible Preferred Stocks	$ 1,955,415,699	Market approach	Transaction price	$4.44 - $502.90 / $50.51	Increase
			Discount rate	5.0%	Decrease
			Conversion ratio	1.7	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.8 - 54.1 / 20.4	Increase
			Enterprise value/Gross profit multiple (EV/GP)	12.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	15.5	Increase
		Black scholes	Discount rate	4.2% - 4.3% / 4.2%	Increase
			Term	2.0 - 5.0 / 3.3	Increase
			Volatility	55.0% - 90.0% / 84.1%	Increase
Preferred Securities	$ 834,669	Recovery value	Recovery value	$0.00 - $2.65 / $2.65	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$110,102,668,983
Gross unrealized depreciation	(2,270,603,872)
Net unrealized appreciation (depreciation)	$107,832,065,111
Tax cost	$72,764,213,606

The Fund elected to defer to its next fiscal year $29,520,313 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Contrafund	222,399,636.12

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund	43,719,762,918	40,861,377,641

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Contrafund	741,250,747	477,600	16,190,565,863	16,191,043,463	18,208,019,013

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Contrafund	771,387,897	7,042	15,284,218,825	15,284,225,867	18,753,664,785

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund	18,375,739	434,355,963
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Contrafund	.61
Class K	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Contrafund	.57
Class K	.51

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Contrafund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Contrafund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .17%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Contrafund	$4,493,941

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Contrafund	381,616

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Contrafund	5,517,220,225	4,733,528,936	765,469,545

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Contrafund	8,573
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Contrafund	108,471
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Contrafund	138,777	13,591	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Contrafund	584,025,028
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Contrafund
Distributions to shareholders
Contrafund	$272,365,011	$8,222,567,122
Class K	22,101,621	674,002,952
Total	$294,466,632	$8,896,570,074
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Contrafund
Contrafund
Shares sold	931,752,750	1,336,410,543	$22,970,343,945	$31,433,100,471
Reinvestment of distributions	10,136,853	317,338,755	248,757,932	7,523,110,260
Shares redeemed	(1,444,574,735)	(1,606,187,994)	(35,650,829,050)	(37,537,638,734)
Net increase (decrease)	(502,685,132)	47,561,304	$(12,431,727,173)	$1,418,571,997
Class K
Shares sold	32,163,331	109,683,412	$798,368,352	$2,520,113,120
Reinvestment of distributions	892,787	28,238,786	21,998,577	671,696,641
Shares redeemed	(69,620,932)	(198,015,156)	(1,733,962,677)	(4,552,645,833)
Net increase (decrease)	(36,564,814)	(60,092,958)	$(913,595,748)	$(1,360,836,072)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Contrafund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.705711.128
CON-SANN-0826
Fidelity Advisor® New Insights Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® New Insights Fund
Consolidated Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.1%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (d)	15,100	963,380
AUSTRALIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Atomic Eagle Ltd (d)	807,800	234,230
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (d)	2,679	870
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	113,100	9,148,659
TOTAL AUSTRALIA		9,383,759
AUSTRIA - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Innio Group Holding GmbH	98,600	3,899,630
BELGIUM - 0.5%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV ADR (e)	33,100	2,727,440
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	466,154	139,548,421
TOTAL BELGIUM		142,275,861
BRAZIL - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (d)	2,669	4,530,334
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras ADR	192,600	3,112,416
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (d)	1,842,884	24,620,931
Capital Markets - 0.0%
Banco BTG Pactual SA unit	220,222	2,307,461
TOTAL FINANCIALS		26,928,392
Materials - 0.3%
Metals & Mining - 0.3%
Wheaton Precious Metals Corp	569,711	64,087,215
TOTAL BRAZIL		98,658,357
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (d)	89,700	1,423,689
CANADA - 2.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Dollarama Inc	24,887	3,292,296
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc	81,600	5,918,697
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (d)	175,900	19,396,440
TOTAL CONSUMER DISCRETIONARY		28,607,433
Consumer Staples - 0.0%
Food Products - 0.0%
Premium Brands Holdings Corp (e)	20,900	1,239,337
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp (United States) (e)	293,306	29,876,149
Canadian Natural Resources Ltd (e)	1,355,914	53,653,371
Cenovus Energy Inc	210,600	5,225,464
Imperial Oil Ltd	178,100	19,999,440
PrairieSky Royalty Ltd	39,000	872,808
Suncor Energy Inc	171,800	9,242,616
TOTAL ENERGY		118,869,848
Financials - 0.4%
Banks - 0.2%
Royal Bank of Canada	186,162	38,548,956
Toronto Dominion Bank	79,230	9,633,295
		48,182,251
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	29,560	48,620,338
Intact Financial Corp	102,285	21,110,412
		69,730,750
TOTAL FINANCIALS		117,913,001
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (d)	192,400	11,613,264
Health Care Equipment & Supplies - 0.0%
I-Pulse Inc (b)(c)(d)	58,562	149,919
I-Pulse Inc (b)(c)(d)	2,927	556
		150,475
TOTAL HEALTH CARE		11,763,739
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (d)	104,545	38,127,873
IT Services - 0.3%
Shopify Inc Class A (d)	580,708	66,437,991
Software - 0.0%
Descartes Systems Group Inc/The (United States) (d)	78,300	5,421,491
TOTAL INFORMATION TECHNOLOGY		109,987,355
Materials - 1.0%
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA	147,089	22,853,892
Barrick Mining Corp (United States)	240,900	8,848,257
Franco-Nevada Corp	519,725	108,445,070
Franco-Nevada Corp (United States)	93,000	19,384,920
G Mining Ventures Corp (d)	1,328,835	38,911,700
Lundin Gold Inc	418,910	22,598,839
Novagold Resources Inc (d)	236,869	1,416,287
Orla Mining Ltd	2,642,103	25,838,864
TOTAL MATERIALS		248,297,829
TOTAL CANADA		636,678,542
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	39,800	969,849
CHINA - 0.1%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Wuxi Apptec Co Ltd H Shares (h)(i)	82,600	1,618,751
Industrials - 0.1%
Electrical Equipment - 0.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	646,400	37,574,400
TOTAL CHINA		39,193,151
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd Class A (d)(e)	3,549,223	27,803,185
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (d)	29,200	7,788,224
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (d)	1,096,529	37,106,541
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj ADR	506,700	6,728,976
TOTAL FINLAND		43,835,517
FRANCE - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	34,534	6,484,508
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	10,970	3,599,857
TOTAL FRANCE		10,084,365
GERMANY - 0.0%
Financials - 0.0%
Insurance - 0.0%
Allianz SE	2,604	1,232,598
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	15,400	360,822
Insurance - 0.0%
Accelerant Holdings Class A (d)	30,300	355,116
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		715,938
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho (d)	29,364	59,766
Hotels, Restaurants & Leisure - 0.0%
Eternal Ltd (d)	2,766,561	7,753,476
TOTAL CONSUMER DISCRETIONARY		7,813,242
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	352,100	4,204,611
TOTAL INDIA		12,017,853
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (d)	265,443	8,993,209
ITALY - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA (e)	229,204	21,631,989
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	353,682	22,900,910
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (b)	19,500	2,632,500
TOTAL ITALY		47,165,399
JAPAN - 0.7%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	219,635	1,113,229
Specialty Retail - 0.1%
Fast Retailing Co Ltd	33,082	16,949,377
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	346,494	9,424,190
TOTAL CONSUMER DISCRETIONARY		27,486,796
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc	42,600	1,669,880
Insurance - 0.0%
Tokio Marine Holdings Inc	92,400	4,062,718
TOTAL FINANCIALS		5,732,598
Industrials - 0.3%
Industrial Conglomerates - 0.1%
Hitachi Ltd	623,552	17,257,487
Machinery - 0.2%
Daifuku Co Ltd	1,051,200	46,568,213
Mitsubishi Heavy Industries Ltd	407,080	9,249,957
		55,818,170
Trading Companies & Distributors - 0.0%
ITOCHU Corp	227,810	2,599,914
TOTAL INDUSTRIALS		75,675,571
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Advantest Corp	231,873	47,702,872
Disco Corp	44,700	23,254,453
Lasertec Corp	86,400	27,443,961
TOTAL INFORMATION TECHNOLOGY		98,401,286
TOTAL JAPAN		207,296,251
KOREA (SOUTH) - 0.6%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Hyundai Motor Co	116,203	37,909,341
Kia Corp	15,610	1,411,025
		39,320,366
Broadline Retail - 0.0%
Coupang Inc Class A (d)	687,340	11,939,095
TOTAL CONSUMER DISCRETIONARY		51,259,461
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc	68,250	120,532,340
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	20,860	4,632,604
TOTAL INFORMATION TECHNOLOGY		125,164,944
TOTAL KOREA (SOUTH)		176,424,405
NETHERLANDS - 1.1%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (d)	162,512	150,773,758
Newamsterdam Pharma Co NV (d)	13,400	454,126
uniQure NV (d)	56,900	2,620,814
TOTAL HEALTH CARE		153,848,698
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV	49,600	98,216,727
ASML Holding NV depository receipt	21,700	43,170,848
NXP Semiconductors NV	100,300	28,187,309
TOTAL INFORMATION TECHNOLOGY		169,574,884
TOTAL NETHERLANDS		323,423,582
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	1,110,930	15,419,549
SWEDEN - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	116,100	1,302,027
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (d)	288,925	10,233,724
Industrials - 0.0%
Electrical Equipment - 0.0%
Huber + Suhner AG	28,740	7,931,955
TOTAL SWITZERLAND		18,165,679
TAIWAN - 1.8%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	57,000	3,498,298
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Inc	149,000	9,372,033
Elite Material Co Ltd	68,000	11,773,801
		21,145,834
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd	145,000	11,456,533
Taiwan Semiconductor Manufacturing Co Ltd ADR	972,700	464,532,339
		475,988,872
TOTAL INFORMATION TECHNOLOGY		497,134,706
TOTAL TAIWAN		500,633,004
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (d)	21,200	11,916,096
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Games Workshop Group PLC	3,982	1,140,895
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC ADR	108,600	6,707,136
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	253,440	16,803,072
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (b)(c)(d)	3,787,848	10,601,465
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(c)(d)	6,700	9,232,198
TOTAL FINANCIALS		19,833,663
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca PLC	155,300	29,045,673
Astrazeneca PLC (United States)	24,800	4,702,576
GSK PLC	1,346,700	35,354,784
GSK PLC ADR	132,500	6,945,650
TOTAL HEALTH CARE		76,048,683
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	1,092,650	20,945,709
Electrical Equipment - 0.0%
Dpc Holdings Ltd	19,900	976,294
TOTAL INDUSTRIALS		21,922,003
TOTAL UNITED KINGDOM		142,455,452
UNITED STATES - 86.2%
Communication Services - 23.7%
Diversified Telecommunication Services - 7.3%
Space Exploration Technologies Corp (f)	11,926,612	2,037,780,927
Space Exploration Technologies Corp (f)	25,340	4,113,113
Space Exploration Technologies Corp Class A (e)	147,854	25,262,334
		2,067,156,374
Entertainment - 1.3%
Liberty Media Corp-Liberty Formula One Class C (d)(e)	61,392	5,840,835
Live Nation Entertainment Inc (d)	105,426	19,304,555
Netflix Inc (d)	4,553,983	325,154,386
ROBLOX Corp Class A (d)	184,500	10,033,110
Walt Disney Co/The	16,486	1,586,778
Warner Bros Discovery Inc (d)	126,214	3,364,865
		365,284,529
Interactive Media & Services - 15.1%
Alphabet Inc Class A	6,100,960	2,180,300,076
Epic Games Inc (b)(c)(d)	23,900	10,550,416
Meta Platforms Inc Class A	3,569,598	2,010,718,857
Reddit Inc Class A (d)	133,523	23,176,922
Reddit Inc Class B (d)	87,201	15,136,350
		4,239,882,621
Media - 0.0%
Omnicom Group Inc (e)	101,666	7,404,334
TOTAL COMMUNICATION SERVICES		6,679,727,858
Consumer Discretionary - 7.8%
Automobiles - 0.4%
General Motors Co	124,093	9,565,088
Rad Power Bikes Inc (b)(c)(d)	474,452	5
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	488,383	5
Tesla Inc (d)	219,597	92,362,498
		101,927,596
Broadline Retail - 4.4%
Amazon.com Inc (d)	5,253,400	1,252,095,357
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (d)	46,400	5,336,928
Hotels, Restaurants & Leisure - 1.3%
Airbnb Inc Class A (d)	196,707	28,148,772
Cava Group Inc (d)(e)	167,725	13,163,058
DoorDash Inc Class A (d)	70,600	13,027,818
DraftKings Inc Class A (d)	190,700	4,817,082
Dutch Bros Inc Class A (d)	79,593	5,715,573
Hilton Worldwide Holdings Inc	441,465	145,886,524
Starbucks Corp	210,681	21,529,491
Viking Holdings Ltd (d)	1,207,689	126,408,808
Wynn Resorts Ltd	90,400	8,776,936
		367,474,062
Household Durables - 0.3%
Blu Homes Inc (b)(c)(d)	98,215,581	30,447
PulteGroup Inc	325,300	44,634,413
SharkNinja Inc (d)	206,800	31,489,436
Somnigroup International Inc	254,842	19,979,613
		96,133,909
Specialty Retail - 1.3%
Bob's Discount Furniture Inc	36,400	575,848
Burlington Stores Inc (d)	12,100	3,833,280
Dick's Sporting Goods Inc	400	90,723
Fanatics Inc Class A (b)(c)(d)	372,921	35,080,678
Home Depot Inc/The	114,400	40,346,592
Murphy USA Inc	2,300	1,239,401
O'Reilly Automotive Inc (d)	840,895	77,438,021
Ross Stores Inc	46,600	9,918,810
TJX Cos Inc/The	1,031,051	156,204,227
Urban Outfitters Inc (d)	114,679	8,126,154
Warby Parker Inc Class A (d)	747,200	22,670,048
		355,523,782
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (d)	24,000	2,382,960
Ralph Lauren Corp Class A	59,367	23,830,507
		26,213,467
TOTAL CONSUMER DISCRETIONARY		2,204,705,101
Consumer Staples - 1.3%
Beverages - 0.7%
Coca-Cola Co/The	1,748,237	142,079,221
Keurig Dr Pepper Inc	451,334	14,772,162
Vita Coco Co Inc/The (d)	235,900	15,602,426
		172,453,809
Consumer Staples Distribution & Retail - 0.5%
Casey's General Stores Inc	36,223	28,789,678
Chobani Inc Class A (b)(c)(g)	1,177	5,382,150
Costco Wholesale Corp	100,793	94,288,828
Maplebear Inc (d)(e)	197,200	9,337,420
Sprouts Farmers Market Inc (d)	70,200	5,937,516
Walmart Inc	95,802	10,850,535
		154,586,127
Food Products - 0.0%
Once Upon a Farm PBC (d)(e)	113,500	2,324,480
Smithfield Foods Inc	4,045	98,131
		2,422,611
Personal Care Products - 0.0%
elf Beauty Inc (d)	7,400	547,600
Estee Lauder Cos Inc/The Class A	48,333	3,815,890
		4,363,490
Tobacco - 0.1%
Philip Morris International Inc	156,015	28,224,674
TOTAL CONSUMER STAPLES		362,050,711
Energy - 1.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	81,400	4,517,700
WaterBridge Infrastructure LLC Class A	97,800	3,351,606
		7,869,306
Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy Inc	319,500	76,363,695
Chevron Corp	281,400	46,644,864
ConocoPhillips	794,520	82,598,299
Diamondback Energy Inc	6,100	1,072,258
Excelerate Energy Inc Class A	2,500	94,975
Exxon Mobil Corp	772,900	105,670,888
Marathon Petroleum Corp	100,000	25,567,000
Phillips 66	91,700	15,501,885
Shell PLC ADR	1,186,238	91,980,895
Valero Energy Corp	105,400	27,450,376
		472,945,135
TOTAL ENERGY		480,814,441
Financials - 9.0%
Banks - 2.1%
Bank of America Corp	1,537,400	87,601,052
Citigroup Inc	702,947	98,384,462
East West Bancorp Inc	21,700	2,801,253
JPMorgan Chase & Co	628,432	205,704,647
Wells Fargo & Co	2,478,616	204,832,826
		599,324,240
Capital Markets - 1.0%
Bank of New York Mellon Corp/The	749,139	108,332,991
Cboe Global Markets Inc	67,200	16,307,424
Charles Schwab Corp/The	203,367	18,764,673
Goldman Sachs Group Inc/The	21,514	21,758,614
Interactive Brokers Group Inc Class A	341,751	29,746,007
Moody's Corp	24,699	11,186,671
Morgan Stanley	374,623	78,311,192
Tulco LLC (b)(c)(d)(g)	17,377	6,744,883
		291,152,455
Consumer Finance - 0.1%
American Express Co	134,151	45,376,575
Financial Services - 4.4%
Apollo Global Management Inc	113,200	13,392,692
Berkshire Hathaway Inc Class A (d)(e)	1,332	997,468,201
Mastercard Inc Class A	93,784	48,167,462
Remitly Global Inc (d)	68,900	1,544,049
Stripe Global Holdings Inc Class B (c)	83,200	5,241,600
Toast Inc Class A (d)	394,783	10,982,863
Visa Inc Class A	436,626	149,802,014
		1,226,598,881
Insurance - 1.4%
American Financial Group Inc/OH	28,400	3,974,296
Chubb Ltd	681,612	232,252,473
Progressive Corp/The	171,340	37,429,223
Travelers Companies Inc/The	338,890	111,874,367
		385,530,359
TOTAL FINANCIALS		2,547,982,510
Health Care - 5.7%
Biotechnology - 1.9%
AbbVie Inc	87,500	22,018,500
Alnylam Pharmaceuticals Inc (d)	350,780	105,595,303
Apogee Therapeutics Inc (d)	66,100	8,773,453
BeOne Medicines Ltd ADR (d)	34,240	9,757,373
Biogen Inc (d)	53,300	11,515,998
Caris Life Sciences Inc (d)	132,267	2,356,998
Cogent Biosciences Inc (d)	463,800	17,949,060
Damora Therapeutics Inc (d)	23,800	619,038
Gilead Sciences Inc	1,320,076	166,778,403
Immunome Inc (d)	66,400	1,407,016
Immunovant Inc (d)	125,963	4,853,354
Insmed Inc (d)	135,100	14,404,362
Kiniksa Pharmaceuticals International Plc Class A (d)	233,400	14,925,930
Kymera Therapeutics Inc (d)	350,900	40,237,703
Legend Biotech Corp ADR (d)	417,171	12,047,898
Light Sciences Oncology Inc (c)(d)	2,708,254	27
Mirum Pharmaceuticals Inc (d)	7,420	868,659
Moderna Inc (d)	446,400	31,261,392
Natera Inc (d)	14,800	4,017,460
Oruka Therapeutics Inc (d)	41,700	3,968,589
Praxis Precision Medicines Inc (d)	3,700	1,238,723
Revolution Medicines Inc (d)	61,700	11,555,176
Roivant Sciences Ltd (d)	293,759	10,396,131
Spyre Therapeutics Inc (d)	34,200	3,036,276
Tango Therapeutics Inc (d)	58,800	1,838,088
United Therapeutics Corp (d)	7,900	4,280,457
Vaxcyte Inc (d)	293,600	17,066,968
Viking Therapeutics Inc (d)	35,800	1,396,558
Viridian Therapeutics Inc (d)	660,200	12,127,874
		536,292,767
Health Care Equipment & Supplies - 0.6%
Alcon AG (United States)	7,973	534,987
Boston Scientific Corp (d)	198,100	8,454,908
Glaukos Corp (d)	4,905	685,523
Insulet Corp (d)	6,286	957,044
Intuitive Surgical Inc (d)	98,151	39,032,690
iRhythm Technologies Inc (d)	14,900	1,772,355
Medline Inc Class A	1,303,115	51,394,856
Penumbra Inc (d)	29,041	9,169,696
Stryker Corp	35,735	11,250,807
TransMedics Group Inc (d)	614,300	40,801,806
		164,054,672
Health Care Providers & Services - 0.6%
BrightSpring Health Services Inc (d)	212,800	14,840,672
CVS Health Corp	168,177	17,397,911
Ensign Group Inc/The	183,400	29,399,020
Guardant Health Inc (d)	9,200	1,380,276
HCA Healthcare Inc	45,973	17,924,413
LifeStance Health Group Inc (d)	991,400	10,617,894
McKesson Corp	45,700	34,530,920
Tenet Healthcare Corp (d)	199,328	37,290,282
UnitedHealth Group Inc	3,400	1,413,142
		164,794,530
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc	40,200	20,154,672
Veterinary Emergency Group (b)(c)(d)(g)	184,081	18,017,848
Waters Corp (d)	3,700	1,387,648
		39,560,168
Pharmaceuticals - 2.5%
Avalyn Pharma Inc	77,100	2,538,132
Eli Lilly & Co	516,743	619,797,057
Jazz Pharmaceuticals PLC (d)	6,800	1,638,596
Johnson & Johnson	16,100	4,088,917
Kardigan Inc (e)	145,300	3,465,405
Kardigan Inc (f)	107,920	2,573,892
MBX Biosciences Inc (d)	63,900	3,527,280
Merck & Co Inc	234,100	30,081,850
Roche Holding AG	13,980	5,758,099
Structure Therapeutics Inc ADR (d)	216,800	11,635,656
VeraDermics Inc	12,500	1,536,750
Viatris Inc	669,600	10,633,248
		697,274,882
TOTAL HEALTH CARE		1,601,977,019
Industrials - 8.9%
Aerospace & Defense - 2.5%
Arxis Inc Class A	28,100	1,296,534
ATI Inc (d)	255,979	50,453,461
Axon Enterprise Inc (d)	28,145	15,778,368
Beta Technologies Inc (h)	390,495	6,540,791
Beta Technologies Inc Class A (d)	577,119	9,666,744
Boeing Co (d)	174,200	37,709,074
Carpenter Technology Corp	124,254	76,644,837
FTAI Aviation Ltd	100,600	27,215,318
GE Aerospace	556,103	207,832,375
General Dynamics Corp	31,800	11,264,832
Hawkeye 360 Inc	20,200	408,444
Howmet Aerospace Inc	650,577	174,914,132
Karman Holdings Inc (d)(e)	600,200	29,961,984
Loar Holdings Inc (d)(e)	24,641	1,986,311
Relativity Space Inc (b)(c)(d)	5,598	5,934
Relativity Space Inc warrants 11/1/2030 (b)(c)(d)	132	133
Rocket Lab Corp (d)	40,107	4,076,877
StandardAero Inc (d)	41,500	1,241,265
Woodward Inc	103,851	44,182,369
York Space Systems Inc (e)	31,000	763,220
		701,943,003
Air Freight & Logistics - 0.0%
FedEx Corp	25,200	7,890,876
Zipline International Inc (b)(c)(d)	74,930	4,215,562
		12,106,438
Building Products - 0.4%
Madison Air Solutions Corp Class A	349,200	13,618,800
Simpson Manufacturing Co Inc	8,343	1,746,607
Tecnoglass Inc	792,048	37,075,767
Trane Technologies PLC	127,828	62,784,000
		115,225,174
Commercial Services & Supplies - 0.2%
Clean Harbors Inc (d)	5,100	1,523,625
GFL Environmental Inc Subordinate Voting Shares	1,319,025	48,501,430
		50,025,055
Construction & Engineering - 1.2%
API Group Corp (d)	166,100	7,034,335
Argan Inc	14,200	11,339,410
Bowman Consulting Group Ltd (d)	337,500	9,855,000
Comfort Systems USA Inc	52,100	103,259,595
Construction Partners Inc Class A (d)	345,800	41,070,666
EMCOR Group Inc	28,200	23,402,616
Legence Corp Class A	16,800	1,431,864
Quanta Services Inc	193,400	139,255,736
		336,649,222
Electrical Equipment - 2.8%
Bloom Energy Corp Class A (d)	173,500	52,518,450
Eaton Corp PLC	182,265	77,666,762
Forgent Power Solutions Inc Class A	719,700	40,202,442
FuelCell Energy Inc (d)(e)	54,900	1,976,949
GE Vernova Inc	407,619	478,895,258
Nextpower Inc Class A (d)	835,600	99,553,384
nVent Electric PLC	11,300	1,916,593
Vertiv Holdings Co Class A	29,900	10,011,118
		762,740,956
Ground Transportation - 0.2%
Fedex Freight Holding Co Inc	12,600	1,902,600
Old Dominion Freight Line Inc	254,400	55,103,040
		57,005,640
Industrial Conglomerates - 0.1%
3M Co	232,771	37,687,953
Machinery - 1.3%
Allison Transmission Holdings Inc	79,906	9,008,602
Caterpillar Inc	2,600	2,768,740
Cummins Inc	2,000	1,426,420
Deere & Co	23,900	15,160,487
Ingersoll Rand Inc	659,100	54,039,609
PACCAR Inc	54,000	6,486,480
Parker-Hannifin Corp	187,660	183,553,999
RBC Bearings Inc (d)	30,210	19,457,053
Symbotic Inc Class A (d)(e)	143,600	6,454,820
Westinghouse Air Brake Technologies Corp	289,422	78,028,171
		376,384,381
Passenger Airlines - 0.1%
Delta Air Lines Inc	353,100	33,071,346
United Airlines Holdings Inc (d)	21,000	2,855,790
		35,927,136
Professional Services - 0.0%
UL Solutions Inc Class A (e)	89,980	9,165,363
Trading Companies & Distributors - 0.1%
Herc Holdings Inc	67,500	9,675,450
WW Grainger Inc	5,400	7,346,160
		17,021,610
TOTAL INDUSTRIALS		2,511,881,931
Information Technology - 26.4%
Communications Equipment - 0.9%
Arista Networks Inc (d)	788,530	133,955,476
Ciena Corp (d)	124,800	61,221,888
Cisco Systems Inc	191,200	22,458,352
F5 Inc (d)	3,500	1,455,860
Lumentum Holdings Inc (d)	29,900	25,655,994
		244,747,570
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp Class A	2,196,911	387,359,348
Coherent Corp (d)	213,964	84,402,379
Corning Inc	209,700	53,563,671
Flex Ltd (d)	219,100	35,509,537
Jabil Inc	27,800	10,716,344
Keysight Technologies Inc (d)	12,200	4,270,853
Mirion Technologies Inc Class A (d)	283,720	5,087,100
OSI Systems Inc (d)	68,300	14,937,210
Sanmina Corp (d)	35,400	8,959,032
TD SYNNEX Corp	40,200	10,747,068
		615,552,542
IT Services - 0.1%
Asac II LP (b)(c)(d)	9,408,021	1,905,030
Cloudflare Inc Class A (d)	66,758	16,374,402
Okta Inc Class A (d)	23,400	3,192,930
Snowflake Inc (d)	16,300	4,148,350
Twilio Inc Class A (d)	75,200	15,516,016
		41,136,728
Semiconductors & Semiconductor Equipment - 17.1%
Advanced Micro Devices Inc (d)	440,600	255,948,946
Analog Devices Inc	93,015	36,942,768
Applied Materials Inc	55,600	40,198,800
ARM Holdings PLC ADR (d)(e)	56,979	20,203,044
Astera Labs Inc (d)	186,200	89,938,324
Axcelis Technologies Inc (d)	23,300	4,414,185
Broadcom Inc	1,323,799	500,065,072
Cerebras Systems Inc Class A (d)	73,100	16,155,100
Cerebras Systems Inc Class B (f)	577,700	127,671,700
Intel Corp (d)	1,293,274	180,579,849
KLA Corp	211,240	63,733,220
Lam Research Corp	416,800	180,611,944
MACOM Technology Solutions Holdings Inc (d)	158,000	60,098,460
Marvell Technology Inc	406,968	121,231,698
Micron Technology Inc	362,851	418,835,281
Monolithic Power Systems Inc	42,716	59,048,890
NVIDIA Corp	12,791,160	2,559,383,205
Penguin Solutions Inc (d)	44,800	3,405,248
Rambus Inc (d)	395,100	52,445,574
SiTime Corp (d)	14,840	11,064,110
Teradyne Inc	10,700	5,177,088
		4,807,152,506
Software - 3.6%
Applied Intuition Inc Class A (b)(c)(d)	44,267	4,345,249
Autodesk Inc (d)	4,400	855,448
Cadence Design Systems Inc (d)	176,674	66,309,286
Canva Inc Class A (b)(c)(d)	19,950	25,349,069
Circle Internet Group Inc Class A (d)	11,574	724,880
Crowdstrike Holdings Inc Class A (d)	41,620	31,761,887
Datadog Inc Class A (d)	13,100	3,410,716
Figma Inc Class A (e)	667,100	12,067,839
Fortinet Inc (d)	55,200	8,479,824
Guidewire Software Inc (d)	11,500	1,415,075
JFrog Ltd (d)	127,700	11,605,376
Magic Leap Inc Class A (b)(c)(d)	30,863	0
Magic Leap Inc warrants (b)(c)(d)	46,794	0
Microsoft Corp	1,662,267	620,058,836
OpenAI Group Pbc Class A (b)(c)	7,600	5,226,444
Palantir Technologies Inc Class A (d)	78,011	9,101,543
Palo Alto Networks Inc (d)	298,219	101,698,643
Riot Platforms Inc (d)	1,236,700	33,860,846
Roper Technologies Inc	16,900	5,718,791
Rubrik Inc Class A (d)	137,500	11,038,500
Samsara Inc Class A (d)	597,280	19,369,790
ServiceTitan Inc Class A (d)	3,900	275,769
Synopsys Inc (d)	30,300	13,515,921
Tanium Inc Class B (b)(c)(d)	1,259,978	9,424,635
Via Transportation Inc Class A (d)	24,300	440,802
Zoom Communications Inc Class A (d)	82,616	7,130,587
		1,003,185,756
Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc	1,240,597	358,979,148
Dell Technologies Inc Class C	140,425	60,587,770
Seagate Technology Holdings PLC	201,780	194,717,700
Western Digital Corp	120,600	77,029,632
		691,314,250
TOTAL INFORMATION TECHNOLOGY		7,403,089,352
Materials - 0.4%
Chemicals - 0.3%
CF Industries Holdings Inc	21,200	2,295,112
Corteva Inc	931,100	78,854,859
Element Solutions Inc	33,000	1,575,750
Linde PLC	2,600	1,349,244
		84,074,965
Construction Materials - 0.0%
James Hardie Industries PLC (d)	620,600	16,247,308
Metals & Mining - 0.1%
Ivanhoe Electric Inc / US (d)	686,341	6,595,737
Nucor Corp	25,000	5,568,750
Steel Dynamics Inc	61,853	14,192,789
		26,357,276
TOTAL MATERIALS		126,679,549
Real Estate - 0.7%
Health Care REITs - 0.5%
Welltower Inc	661,500	150,140,655
Industrial REITs - 0.1%
Prologis Inc	125,400	16,987,938
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (d)	102,500	13,805,725
Compass Inc Class A (d)	588,500	7,256,205
		21,061,930
Specialized REITs - 0.0%
Iron Mountain Inc	82,000	10,357,420
TOTAL REAL ESTATE		198,547,943
Utilities - 0.6%
Electric Utilities - 0.5%
American Electric Power Co Inc	43,975	6,016,219
Constellation Energy Corp	245,300	60,925,161
Entergy Corp	356,167	40,909,342
NRG Energy Inc	194,045	28,342,213
		136,192,935
Independent Power and Renewable Electricity Producers - 0.1%
Fervo Energy Co Class A (d)	73,700	2,154,251
Vistra Corp	131,300	20,828,119
		22,982,370
TOTAL UTILITIES		159,175,305
TOTAL UNITED STATES		24,276,631,720
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (d)	694,700	18,975,976
TOTAL COMMON STOCKS (Cost $9,156,840,319)		26,785,726,247

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (b)(c) (Cost $464,400)	464,400	543,348

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	130,945	41,582,894
UNITED STATES - 0.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	61,855	1
Rad Power Bikes Inc Series C (b)(c)(d)	243,394	2
Rad Power Bikes Inc Series D (b)(c)(d)	411,659	4
		7
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	28,000	658,280
TOTAL CONSUMER DISCRETIONARY		658,287
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	8,102	387,276
GoBrands Inc Series H (b)(c)(d)	10,223	626,670
TOTAL CONSUMER STAPLES		1,013,946
Financials - 0.2%
Financial Services - 0.2%
Akeana Series C (b)(c)(d)	125,700	1,886,757
Stripe Global Holdings Inc Series H (c)	34,900	2,198,700
Stripe Global Holdings Inc Series I (b)(c)	465,400	29,320,200
Stripe Global Holdings Inc Series I (c)	146,500	9,229,500
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	70,912	6,035,320
TOTAL FINANCIALS		48,670,477
Health Care - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	594,600	1,094,064
Intarcia Therapeutics Inc (b)(c)(d)	516,522	5
		1,094,069
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	270,000	2,394,900
Lyra Health Inc Series F (b)(c)(d)	10,070	89,321
Somatus Inc Series E (b)(c)(d)	2,206	2,830,629
		5,314,850
Health Care Technology - 0.1%
Oura Inc Series E (b)(c)	173,567	9,973,160
TOTAL HEALTH CARE		16,382,079
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	208,789	11,746,469
Zipline International Inc Series F (b)(c)(d)	79,020	4,445,665
Zipline International Inc Series G (b)(c)(d)	182,718	10,279,715
Zipline International Inc Series H (b)(c)	166,882	9,388,781
TOTAL INDUSTRIALS		35,860,630
Information Technology - 0.5%
Software - 0.5%
Anthropic PBC Series E (b)(c)(d)	18,000	10,602,180
Anthropic PBC Series F (b)(c)	90,300	53,187,604
Anthropic PBC Series H (b)(c)	3,000	1,767,030
Applied Intuition Inc Series A2 (b)(c)(d)	55,889	5,486,064
Applied Intuition Inc Series B2 (b)(c)(d)	26,948	2,645,216
Canva Inc Series A (b)(c)(d)	2,032	2,581,920
Canva Inc Series A2 (b)(c)(d)	368	467,592
Databricks Inc Series L (b)(c)	52,700	10,493,624
Magic Leap Inc Series AA (b)(c)(d)	325,855	3
MOLOCO Inc Series A (b)(c)(d)	39,638	3,051,333
Nuro Inc/DE Series C (b)(c)(d)	491,080	5,632,688
Nuro Inc/DE Series D (b)(c)(d)	94,265	1,244,298
OpenAI Group Pbc Series A-2 (b)(c)	48,840	33,586,780
OpenAI Group Pbc Series A-3 (b)(c)	10,482	7,208,366
TOTAL INFORMATION TECHNOLOGY		137,954,698
TOTAL UNITED STATES		240,540,117
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $159,067,946)		282,123,011

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (b)(c)	488,383	150,895
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (b)(c)(j)(k)	2,280,387	0
TOTAL UNITED STATES		150,895
TOTAL PREFERRED SECURITIES (Cost $2,768,770)		150,895

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.69	1,313,369,008	1,313,631,682
Fidelity Securities Lending Cash Central Fund (l)(m)	3.69	191,806,103	191,825,283
TOTAL MONEY MARKET FUNDS (Cost $1,505,453,253)			1,505,456,965

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $10,824,594,688)	28,574,000,466
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(388,553,123)
NET ASSETS - 100.0%	28,185,447,343

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $420,284,180 or 1.5% of net assets.

(c)	Level 3 security.
(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $2,172,139,632 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,159,542 or 0.0% of net assets.

(i)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,618,751 or 0.0% of net assets.

(j)	Security is perpetual in nature with no stated maturity date.
(k)	Non-income producing - Security is in default.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	1,604,033

Anthropic PBC Series E	2/14/2025	1,009,557

Anthropic PBC Series F	8/18/2025	12,729,374

Anthropic PBC Series H	5/28/2026	1,767,029

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	2,744,672

Applied Intuition Inc Series A2	7/2/2024	3,336,288

Applied Intuition Inc Series B2	7/2/2024	1,608,658

Asac II LP	10/10/2013	724,511

Bending Spoons SpA Class C	10/9/2025	1,720,479

Blu Homes Inc	5/21/2020	169,874

Bytedance Ltd Series E1	11/18/2020	14,348,191

Canva Inc Class A	3/18/2024 - 11/12/2025	25,915,720

Canva Inc Series A	9/22/2023	2,167,456

Canva Inc Series A2	9/22/2023	392,531

Chobani Inc Class A	10/14/2025	5,245,128

Databricks Inc Series L	12/18/2025	10,013,000

Discord Inc Series I	9/15/2021	1,541,748

ElevateBio LLC Series C	3/9/2021	2,494,347

Epic Games Inc	7/13/2020 - 7/30/2020	13,742,500

Fanatics Inc Class A	8/13/2020 - 12/15/2021	12,263,632

GoBrands Inc Series G	3/2/2021	2,023,209

GoBrands Inc Series H	7/22/2021	3,971,539

I-Pulse Inc	3/18/2010	30,495

I-Pulse Inc	3/18/2010	50,101

Intarcia Therapeutics Inc	11/14/2012	7,040,195

Intarcia Therapeutics Inc 6%	1/3/2020	2,280,387

Lyra Health Inc Series E	1/14/2021	2,472,282

Lyra Health Inc Series F	6/4/2021	158,143

Magic Leap Inc Class A	10/6/2017	14,999,526

Magic Leap Inc Series AA	7/7/2020	5,624,300

Magic Leap Inc warrants	7/7/2020	0

MOLOCO Inc Series A	6/26/2023	2,378,280

Nuro Inc/DE Series C	10/30/2020	6,410,853

Nuro Inc/DE Series D	10/29/2021	1,965,022

OpenAI Group Pbc Class A	9/3/2025	3,268,000

OpenAI Group Pbc Series A-2	9/30/2024	9,175,030

OpenAI Group Pbc Series A-3	8/4/2025	3,216,793

Oura Inc Series E	9/24/2025	9,297,984

Rad Power Bikes Inc	1/21/2021	2,288,680

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	488,383

Rad Power Bikes Inc Series A	1/21/2021	298,378

Rad Power Bikes Inc Series C	1/21/2021	1,174,094

Rad Power Bikes Inc Series D	9/17/2021	3,945,258

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc	5/27/2021 - 11/14/2023	9,186,659

Relativity Space Inc warrants 11/1/2030	11/14/2023 - 3/24/2025	0

Revolut Group Holdings Ltd	1/28/2026	9,447,639

Somatus Inc Series E	1/31/2022	1,925,033

Starling Bank Ltd	6/18/2021 - 4/5/2022	7,251,743

Stripe Global Holdings Inc Series I	3/20/2023 - 5/12/2023	9,370,429

Tanium Inc Class B	4/21/2017 - 9/18/2020	9,906,875

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	464,400

Tenstorrent Holdings Inc Series C1	4/23/2021	4,216,027

Tulco LLC	8/24/2017	5,868,468

Veterinary Emergency Group	9/16/2021 - 11/13/2023	7,020,155

Zipline International Inc	10/12/2021	2,697,480

Zipline International Inc Series E	12/21/2020	6,812,660

Zipline International Inc Series F	4/11/2023	3,176,375

Zipline International Inc Series G	6/7/2024	7,664,344

Zipline International Inc Series H	12/3/2025	9,389,492

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Cerebras Systems Inc Class B	11/10/2026

Kardigan Inc	12/15/2026

Space Exploration Technologies Corp	12/8/2026

Space Exploration Technologies Corp	12/8/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	274,858,756	3,875,217,755	2,836,438,521	9,599,353	(21,192)	14,884	1,313,631,682	1,313,369,008	2.0%
Fidelity Securities Lending Cash Central Fund	133,711,613	979,474,219	921,360,549	178,700	-	-	191,825,283	191,806,103	0.4%
Total	408,570,369	4,854,691,974	3,757,799,070	9,778,053	(21,192)	14,884	1,505,456,965

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	6,679,727,858	4,627,283,402	2,041,894,040	10,550,416
Consumer Discretionary	2,394,515,516	2,284,783,977	74,620,404	35,111,135
Consumer Staples	372,724,624	367,342,474	-	5,382,150
Energy	620,797,387	620,563,157	234,230	-
Financials	2,735,758,249	2,681,553,358	22,384,745	31,820,146
Health Care	2,012,275,863	1,945,489,718	48,617,795	18,168,350
Industrials	2,688,885,425	2,546,968,948	137,694,848	4,221,629
Information Technology	8,425,932,126	7,893,690,148	485,991,551	46,250,427
Materials	497,385,951	497,385,951	-	-
Real Estate	198,547,943	198,547,943	-	-
Utilities	159,175,305	159,175,305	-	-

Convertible Corporate Bonds
Financials	543,348	-	-	543,348

Convertible Preferred Stocks
Communication Services	41,582,894	-	-	41,582,894
Consumer Discretionary	658,287	-	-	658,287
Consumer Staples	1,013,946	-	-	1,013,946
Financials	48,670,477	-	-	48,670,477
Health Care	16,382,079	-	-	16,382,079
Industrials	35,860,630	-	-	35,860,630
Information Technology	137,954,698	-	-	137,954,698

Preferred Securities
Consumer Discretionary	150,895	-	-	150,895
Health Care	-	-	-	-

Money Market Funds	1,505,456,965	1,505,456,965	-	-
Total Investments in Securities:	28,574,000,466	25,328,241,346	2,811,437,613	434,321,507
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2026 ($)
Common Stocks	402,403,916	-	(22,921,082)	12,857,256	(13,048,681)	-	-	(227,787,156)	151,504,253	(12,110,633)
Convertible Preferred Stocks	1,269,034,743	(495)	58,393,845	27,735,107	(57,700,543)	-	-	(1,015,339,646)	282,123,011	88,077,667
Convertible Corporate Bonds	-	-	78,948	464,400	-	-	-	-	543,348	78,948
Preferred Securities	104,512	-	46,383	-	-	-	-	-	150,895	46,383

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $234,212,340) - See accompanying schedule:
Unaffiliated issuers (cost $9,319,141,435)	$27,068,543,501
Fidelity Central Funds (cost $1,505,453,253)	1,505,456,965

Total Investment in Securities (cost $10,824,594,688)		$28,574,000,466
Cash		1,400,946
Restricted cash		23,995
Foreign currency held at value (cost $251,867)		252,739
Receivable for investments sold		24,381,438
Receivable for fund shares sold		13,205,676
Dividends receivable		8,657,181
Interest receivable		24,114
Distributions receivable from Fidelity Central Funds		3,086,055
Other receivables		864,873
Total assets		28,625,897,483
Liabilities
Payable for investments purchased	$204,645,611
Payable for fund shares redeemed	20,783,416
Accrued management fee	17,827,942
Distribution and service plan fees payable	3,489,922
Other payables and accrued expenses	1,908,768
Collateral on securities loaned	191,794,481
Total liabilities		440,450,140
Net Assets		$28,185,447,343
Net Assets consist of:
Paid in capital		$8,975,497,477
Total accumulated earnings (loss)		19,209,949,866
Net Assets		$28,185,447,343

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($9,961,961,475 ÷ 192,671,325 shares)(a)		$51.70
Maximum offering price per share (100/94.25 of $51.70)		$54.85
Class M :
Net Asset Value and redemption price per share ($2,243,760,916 ÷ 47,578,019 shares)(a)		$47.16
Maximum offering price per share (100/96.50 of $47.16)		$48.87
Class C :
Net Asset Value and offering price per share ($651,213,417 ÷ 18,479,772 shares)(a)		$35.24
Class I :
Net Asset Value, offering price and redemption price per share ($12,216,931,547 ÷ 222,618,103 shares)		$54.88
Class Z :
Net Asset Value, offering price and redemption price per share ($3,111,579,988 ÷ 56,243,372 shares)		$55.32
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Dividends		$68,277,974
Interest		24,387
Income from Fidelity Central Funds (including $178,700 from security lending)		9,778,053
Security lending		74,956
Total income		78,155,370
Expenses
Management fee
Basic fee	$79,620,065
Performance adjustment	20,909,723
Distribution and service plan fees	19,954,662
Custodian fees and expenses	139,946
Independent trustees' fees and expenses	28,392
Registration fees	265,568
Audit fees	92,580
Legal	17,506
Miscellaneous	44,486
Total expenses before reductions	121,072,928
Expense reductions	(5,478)
Total expenses after reductions		121,067,450
Net Investment income (loss)		(42,912,080)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $237,902)	1,604,079,129
Fidelity Central Funds	(21,192)
Foreign currency transactions	276,482
Total net realized gain (loss)		1,604,334,419
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $358,288)	1,586,673,898
Fidelity Central Funds	14,884
Unfunded commitments	(226,259)
Assets and liabilities in foreign currencies	(60,514)
Total change in net unrealized appreciation (depreciation)		1,586,402,009
Net gain (loss)		3,190,736,428
Net increase (decrease) in net assets resulting from operations		$3,147,824,348
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(42,912,080)	$(88,833,930)
Net realized gain (loss)	1,604,334,419	3,475,567,955
Change in net unrealized appreciation (depreciation)	1,586,402,009	1,376,847,626
Net increase (decrease) in net assets resulting from operations	3,147,824,348	4,763,581,651
Distributions to shareholders	(86,436,585)	(2,307,477,477)

Share transactions - net increase (decrease)	469,559,472	399,456,432
Total increase (decrease) in net assets	3,530,947,235	2,855,560,606

Net Assets
Beginning of period	24,654,500,108	21,798,939,502
End of period	$28,185,447,343	$24,654,500,108

Consolidated Financial Highlights
Fidelity Advisor® New Insights Fund Class A

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$46.05	$41.47	$32.50	$25.50	$40.22	$36.57
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.22)	(.09)	.09	.10	(.16)
Net realized and unrealized gain (loss)	5.92	9.46	11.49	8.92	(10.99)	8.90
Total from investment operations	5.81	9.24	11.40	9.01	(10.89)	8.74
Distributions from net investment income	-	-	(.02)	(.07)	(.12)	-
Distributions from net realized gain	(.16)	(4.66)	(2.41)	(1.94)	(3.71)	(5.09)
Total distributions	(.16)	(4.66)	(2.43)	(2.01)	(3.83)	(5.09)
Net asset value, end of period	$51.70	$46.05	$41.47	$32.50	$25.50	$40.22
Total Return C,D,E	12.66%	22.72%	34.91%	35.95%	(27.48)%	24.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.05% H	1.07%	.90%	.69%	.70%	.93%
Expenses net of fee waivers, if any	1.05 % H	1.07%	.90%	.68%	.70%	.93%
Expenses net of all reductions, if any	1.05% H	1.07%	.90%	.68%	.70%	.93%
Net investment income (loss)	(.44)% H	(.49)%	(.23)%	.29%	.32%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,961,961	$9,061,292	$7,897,638	$6,311,442	$5,101,386	$8,124,425
Portfolio turnover rate I	45 % H	32% J	18% J	15%	32% J	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class M

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$42.07	$38.32	$30.24	$23.85	$37.93	$34.81
Income from Investment Operations
Net investment income (loss) A,B	(.15)	(.30)	(.17)	.01	.02	(.25)
Net realized and unrealized gain (loss)	5.40	8.71	10.68	8.32	(10.34)	8.46
Total from investment operations	5.25	8.41	10.51	8.33	(10.32)	8.21
Distributions from net investment income	-	-	(.02)	- C	(.05)	-
Distributions from net realized gain	(.16)	(4.66)	(2.41)	(1.94)	(3.71)	(5.09)
Total distributions	(.16)	(4.66)	(2.43)	(1.94)	(3.76)	(5.09)
Net asset value, end of period	$47.16	$42.07	$38.32	$30.24	$23.85	$37.93
Total Return D,E,F	12.53%	22.41%	34.57%	35.60%	(27.64)%	24.00%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.30% I	1.32%	1.15%	.94%	.95%	1.18%
Expenses net of fee waivers, if any	1.30 % I	1.32%	1.15%	.93%	.94%	1.18%
Expenses net of all reductions, if any	1.30% I	1.32%	1.15%	.93%	.94%	1.18%
Net investment income (loss)	(.69)% I	(.74)%	(.48)%	.04%	.07%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,243,761	$2,096,618	$1,892,816	$1,537,166	$1,254,016	$2,027,325
Portfolio turnover rate J	45 % I	32% K	18% K	15%	32% K	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class C

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.55	$29.87	$24.08	$19.41	$31.89	$30.09
Income from Investment Operations
Net investment income (loss) A,B	(.19)	(.39)	(.28)	(.11)	(.11)	(.38)
Net realized and unrealized gain (loss)	4.04	6.73	8.50	6.72	(8.66)	7.27
Total from investment operations	3.85	6.34	8.22	6.61	(8.77)	6.89
Distributions from net investment income	-	-	(.02)	- C	-	-
Distributions from net realized gain	(.16)	(4.66)	(2.41)	(1.94)	(3.71)	(5.09)
Total distributions	(.16)	(4.66)	(2.43)	(1.94)	(3.71)	(5.09)
Net asset value, end of period	$35.24	$31.55	$29.87	$24.08	$19.41	$31.89
Total Return D,E,F	12.27%	21.81%	33.89%	34.86%	(28.02)%	23.36%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.80% I	1.82%	1.65%	1.45%	1.46%	1.70%
Expenses net of fee waivers, if any	1.80 % I	1.82%	1.65%	1.45%	1.46%	1.69%
Expenses net of all reductions, if any	1.80% I	1.82%	1.65%	1.45%	1.46%	1.69%
Net investment income (loss)	(1.19)% I	(1.24)%	(.97)%	(.47)%	(.45)%	(1.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$651,213	$627,115	$664,701	$641,565	$672,129	$1,376,480
Portfolio turnover rate J	45 % I	32% K	18% K	15%	32% K	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class I

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$48.80	$43.60	$34.00	$26.60	$41.73	$37.69
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.11)	.01	.17	.19	(.06)
Net realized and unrealized gain (loss)	6.29	9.97	12.02	9.31	(11.41)	9.19
Total from investment operations	6.24	9.86	12.03	9.48	(11.22)	9.13
Distributions from net investment income	-	-	(.02)	(.14)	(.20)	-
Distributions from net realized gain	(.16)	(4.66)	(2.41)	(1.94)	(3.71)	(5.09)
Total distributions	(.16)	(4.66)	(2.43)	(2.08)	(3.91)	(5.09)
Net asset value, end of period	$54.88	$48.80	$43.60	$34.00	$26.60	$41.73
Total Return C,D	12.83%	23.03%	35.22%	36.26%	(27.28)%	24.62%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.80% G	.82%	.65%	.44%	.45%	.68%
Expenses net of fee waivers, if any	.80 % G	.82%	.65%	.43%	.44%	.68%
Expenses net of all reductions, if any	.80% G	.82%	.65%	.43%	.44%	.68%
Net investment income (loss)	(.19)% G	(.24)%	.03%	.54%	.57%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$12,216,932	$10,394,903	$9,062,666	$7,795,989	$6,584,612	$12,335,063
Portfolio turnover rate H	45 % G	32% I	18% I	15%	32% I	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class Z

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$49.17	$43.85	$34.14	$26.70	$41.89	$37.77
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.06)	.06	.21	.23	(.01)
Net realized and unrealized gain (loss)	6.33	10.04	12.08	9.35	(11.47)	9.22
Total from investment operations	6.31	9.98	12.14	9.56	(11.24)	9.21
Distributions from net investment income	-	-	(.02)	(.18)	(.24)	-
Distributions from net realized gain	(.16)	(4.66)	(2.41)	(1.94)	(3.71)	(5.09)
Total distributions	(.16)	(4.66)	(2.43)	(2.12)	(3.95)	(5.09)
Net asset value, end of period	$55.32	$49.17	$43.85	$34.14	$26.70	$41.89
Total Return C,D	12.88%	23.18%	35.40%	36.43%	(27.21)%	24.79%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69% G	.70%	.54%	.32%	.33%	.56%
Expenses net of fee waivers, if any	.69 % G	.70%	.54%	.31%	.32%	.56%
Expenses net of all reductions, if any	.69% G	.70%	.54%	.31%	.32%	.56%
Net investment income (loss)	(.08)% G	(.13)%	.14%	.66%	.69%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,111,580	$2,474,572	$2,281,119	$1,697,989	$1,232,534	$2,572,098
Portfolio turnover rate H	45 % G	32% I	18% I	15%	32% I	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$151,504,253	Market approach	Transaction price	$4.44	Increase
		Recovery value	Recovery value	$0.00 - $0.20 / $0.20	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 54.1 / 8.1	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	3.0 - 23.3 / 18.9	Increase
			Enterprise value/Net income multiple (EV/NI)	13.5 - 28.0 / 20.2	Increase
		Black scholes	Discount rate	3.8% - 4.2% / 3.8%	Increase
			Term	3.0 - 5.0 / 5.0	Increase
			Volatility	70.0% - 80.0% / 80.0%	Increase
Convertible Corporate Bonds	$543,348	Market comparable	Enterprise value/Revenue multiple (EV/R)	16.0	Increase
			Discount rate	25.3%	Decrease
			Probabilty rate	0.0% - 70.0% / 26.7%	Increase
		Black scholes	Discount rate	3.7%	Increase
			Term	0.1 - 0.3 / 0.2	Increase
			Volatility	40.0% - 80.0% / 60.0%	Increase
Convertible Preferred Stocks	$282,123,011	Market approach	Transaction price	$12.76 - $12.79 / $12.79	Increase
			Discount rate	5.0% - 25.0% / 9.3%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.8 - 54.1 / 19.6	Increase
			Enterprise value/Gross profit multiple (EV/GP)	12.0	Increase
		Black scholes	Discount rate	4.2%	Increase
			Term	2.0 - 4.0 / 3.0	Increase
			Volatility	55.0% - 90.0% / 81.0%	Increase
Preferred Securities	$150,895	Recovery value	Recovery value	$0.00 - $2.65 / $2.65	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,051,429,784
Gross unrealized depreciation	(375,091,693)
Net unrealized appreciation (depreciation)	$17,676,338,091
Tax cost	$10,897,662,375

The Fund elected to defer to its next fiscal year approximately $2,230,195 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Total Assets
Fidelity Advisor New Insights Fund	30,168,876.11

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor New Insights Fund	5,638,405,047	6,149,863,816

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Advisor New Insights Fund	28,568,154	999,264,577	999,264,577	1,407,036,874
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.66
Class M	.66
Class C	.68
Class I	.66
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.63
Class M	.64
Class C	.64
Class I	.63
Class Z	.52

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor New Insights Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .16%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	11,572,166	-
Class M	.25%	.25%	5,295,504	-
Class C	.75%	.25%	3,086,992	322,579
			19,954,662	322,579

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	703,297
Class M	38,713
Class CA	2,727
744,737

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor New Insights Fund	$864,880

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor New Insights Fund	64,867

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor New Insights Fund	514,165,229	527,879,375	35,080,556
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor New Insights Fund	15,484
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Consolidated Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor New Insights Fund	26,742	2,343	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor New Insights Fund	45,941,698
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5,478.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Advisor New Insights Fund
Distributions to shareholders
Class A	$32,061,020	$853,180,795
Class M	8,082,859	214,730,167
Class C	3,185,812	85,605,559
Class I	34,792,323	931,775,484
Class Z	8,314,571	222,185,472
Total	$86,436,585	$2,307,477,477
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2026	Year ended December 31, 2025	Six months ended June 30, 2026	Year ended December 31, 2025
Fidelity Advisor New Insights Fund
Class A
Shares sold	8,038,978	14,175,584	$385,327,726	$625,944,473
Reinvestment of distributions	652,197	18,026,644	30,385,836	807,969,984
Shares redeemed	(12,799,952)	(25,885,308)	(608,032,867)	(1,142,047,908)
Net increase (decrease)	(4,108,777)	6,316,920	$(192,319,305)	$291,866,549
Class M
Shares sold	1,399,460	2,673,970	$61,059,839	$108,045,019
Reinvestment of distributions	185,459	5,109,877	7,889,813	209,484,884
Shares redeemed	(3,847,485)	(7,344,376)	(167,266,390)	(297,701,524)
Net increase (decrease)	(2,262,566)	439,471	$(98,316,738)	$19,828,379
Class C
Shares sold	2,135,607	2,576,473	$69,949,885	$80,985,897
Reinvestment of distributions	98,686	2,734,749	3,143,150	84,489,994
Shares redeemed	(3,629,477)	(7,687,568)	(117,905,181)	(239,608,112)
Net increase (decrease)	(1,395,184)	(2,376,346)	$(44,812,146)	$(74,132,221)
Class I
Shares sold	28,703,974	56,243,849	$1,467,160,689	$2,688,023,057
Reinvestment of distributions	654,637	18,192,083	32,339,057	863,391,474
Shares redeemed	(19,734,385)	(69,284,435)	(999,337,030)	(3,303,836,311)
Net increase (decrease)	9,624,226	5,151,497	$500,162,716	$247,578,220
Class Z
Shares sold	9,774,808	9,478,471	$501,568,667	$441,160,801
Reinvestment of distributions	139,881	3,856,815	6,962,962	184,293,688
Shares redeemed	(3,997,360)	(15,027,144)	(203,686,684)	(711,138,984)
Net increase (decrease)	5,917,329	(1,691,858)	$304,844,945	$(85,684,495)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor New Insights Fund
At its May 2026 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2026 through July 31, 2026. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2026, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board will consider the annual renewal for a full one year period in July 2026.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2026 through July 31, 2026.

1.803542.122
ANIF-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026